                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2004

FIXED ACCOUNT INVESTMENT OPTION

For contracts purchased on and after October 7, 2002: (a) purchase payments may not be allocated to the one-year fixed account investment option and (b) transfers from the variable account investment options to the one-year fixed account investment option will not be permitted.

For contracts issued prior to October 7, 2002, new purchase payments may not be allocated to the one or three year fixed account investment options.

For contracts issued prior to May 1, 2000, new purchase payments may not be allocated to the five and seven-year fixed account investment options.

                          SUPPLEMENT DATED MAY 1, 2004

Strategy.Supp 5/2004

     ANNUITY SERVICE OFFICE                              MAILING ADDRESS
 500 Boylston Street, Suite 400                       Post Office Box 55230
Boston, Massachusetts 02116-3739                Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                       www.manulifeusa.com

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                      FLEXIBLE PAYMENT DEFERRED COMBINATION
                       FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

This Prospectus describes an annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.) ("WE," "US," "THE COMPANY" or "MANULIFE USA"). The "CONTRACT" is a flexible purchase payment, deferred, combination fixed and variable annuity contract, including both an individual contract and a participating interest in a group contract. Both are designed and offered to provide retirement programs for eligible individuals and retirement plans. Participation in a group contract will be separately accounted for by the issuance of a certificate evidencing your interest under the contract. An individual contract will usually be issued only where a group contract may not be used. Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT"). Except as specifically noted here and under the caption "Fixed Account Investment Option" below, this Prospectus describes only the variable portion of the contract and prior contracts. Below is a list of the seventy-three variable investment options. There is one fixed investment option.

American Growth Trust
American International Trust
American Growth-Income Trust
American Blue Chip Income and Growth Trust
Science & Technology Trust
Pacific Rim Trust
Health Sciences Trust
Emerging Growth Trust
Aggressive Growth Trust
Emerging Small Company Trust
Small Company Blend Trust
Small Company Trust
Dynamic Growth Trust
Mid Cap Stock Trust
Natural Resources Trust
All Cap Growth Trust
Strategic Opportunities Trust
Financial Services Trust
International Stock Trust
Overseas Trust
International Small Cap Trust
International Value Trust
Quantitative Mid Cap Trust
Mid Cap Core Trust
Global Trust
Strategic Growth Trust
Capital Appreciation Trust
U.S. Global Leaders Growth Trust
Quantitative All Cap Trust
All Cap Core Trust
Large Cap Growth Trust
Blue Chip Growth Trust
U.S. Large Cap Trust
Core Equity Trust
Strategic Value Trust
Large Cap Value Trust
Classic Value Trust
Utilities Trust
Real Estate Securities Trust
Small Cap Opportunities Trust
Small Company Value Trust
Special Value Trust
Mid Cap Value Trust
Value Trust
All Cap Value Trust
Fundamental Value Trust
Growth & Income Trust
Quantitative Value Trust
Equity-Income Trust
Income & Value Trust
All Asset Portfolio Global Allocation Trust
High Yield Trust
Strategic Bond Trust
Strategic Income Trust
Global Bond Trust
Diversified Bond Trust
Investment Quality Bond Trust
Total Return Trust
Real Return Bond Trust
U.S. Government Securities Trust
Money Market Trust
Small Cap Index Trust
International Index Trust
International Equity Index Fund
Mid Cap Index Trust
Total Stock Market Index Trust
500 Index Trust
Lifestyle Aggressive 1000 Trust
Lifestyle Growth 820 Trust
Lifestyle Balanced 640 Trust
Lifestyle Moderate 460 Trust
Lifestyle Conservative 280 Trust

SHARES OF EACH PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ADDITIONAL INFORMATION ABOUT THE CONTRACT AND THE VARIABLE ACCOUNT IS CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION, DATED THE SAME DATE AS THIS PROSPECTUS, WHICH HAS BEEN FILED WITH THE SEC AND IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY WRITING US AT THE ADDRESS ON THE FRONT COVER OR BY TELEPHONING
(800)-344-1029. THE SEC MAINTAINS A WEB SITE (WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT US, THE CONTRACTS AND THE VARIABLE ACCOUNT.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY....................................         3
ACCUMULATION UNIT VALUE TABLES.....................................         3
SERVICES...........................................................         3
        Independent Auditors.......................................         3
        Servicing Agent............................................         3
        Principal Underwriter......................................         3
APPENDIX A:  AUDITED FINANCIAL STATEMENTS..........................       A-1

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2004

STRATEGY.PRO5/2004

                                TABLE OF CONTENTS


SUMMARY.................................................................      4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS...      7
     The Manufacturers Life Insurance Company (U.S.A.)..................      7
     The Variable Account...............................................      7
     The Portfolios.....................................................      8
DESCRIPTION OF THE CONTRACT.............................................     16
   ELIGIBLE GROUPS AND INDIVIDUALS......................................     16
   ACCUMULATION PERIOD PROVISIONS.......................................     16
     Purchase Payments..................................................     16
     Accumulation Units.................................................     17
     Value of Accumulation Units........................................     17
     Net Investment Factor..............................................     17
     Transfers Among Investment Options.................................     18
     Maximum Number of Investment Options...............................     18
     Telephone Transactions.............................................     19
     Special Transfer Services - Dollar Cost Averaging..................     19
     Asset Rebalancing Program..........................................     19
     Withdrawals........................................................     20
     Special Withdrawal Services - The Income Plan......................     20
     Death Benefit During Accumulation Period...........................     21
   PAY-OUT PERIOD PROVISIONS............................................     22
     General............................................................     22
     Annuity Options....................................................     23
     Determination of Amount of the First Variable Annuity Benefit
      Payment...........................................................     24
     Annuity Units and the Determination of Subsequent Variable
      Annuity Benefit Payments..........................................     24
     Transfers During Pay-out Period....................................     24
     Death Benefit During Pay-out Period................................     25
   OTHER CONTRACT PROVISIONS............................................     25
     Ten Day Right to Review............................................     25
     Ownership..........................................................     25
     Annuitant..........................................................     25
     Beneficiary........................................................     26
     Company Approval...................................................     26
     Modification.......................................................     26
     Discontinuance of New Owners.......................................     26
     Misstatement and Proof of Age, Sex or Survival.....................     26
   FIXED ACCOUNT INVESTMENT OPTION......................................     26
CHARGES AND DEDUCTIONS..................................................     28
     Administration Fees................................................     28
     Reduction or Elimination of Annual Administration Fees.............     28
     Mortality and Expense Risks Charge.................................     29
     Taxes..............................................................     29
   EXPENSES OF DISTRIBUTING THE CONTRACT................................     29
FEDERAL TAX MATTERS.....................................................     29
   INTRODUCTION.........................................................     29
   OUR TAX STATUS.......................................................     30
   TAXATION OF ANNUITIES IN GENERAL.....................................     30
     Tax Deferral During Accumulation Period............................     30
     Taxation of Partial and Full Withdrawals...........................     31
     Taxation of Annuity Benefit Payments...............................     32
     Taxation of Death Benefit Proceeds.................................     32
     Penalty Tax on Premature Distributions.............................     33
     Aggregation of Contracts...........................................     33
     Loss of Interest Deduction Where Contracts are Held by or for the
      Benefit of Certain Non-Natural Persons............................     33
   QUALIFIED RETIREMENT PLANS...........................................     33
     Direct Rollovers...................................................     35
     Loans..............................................................     35
   FEDERAL INCOME TAX WITHHOLDING.......................................     36
GENERAL MATTERS.........................................................     36
     Asset Allocation Services..........................................     36
     Restrictions Under The Texas Optional Retirement Program...........     36
     Distribution of Contracts..........................................     36
     Contract Owner Inquiries...........................................     36
     Confirmation Statements............................................     37
     Legal Proceedings..................................................     37
     Cancellation of Contract...........................................     37
     Voting Interest....................................................     37
     Reinsurance Arrangements...........................................     37
APPENDIX A: SPECIAL TERMS...............................................    A-1
APPENDIX B: STATE PREMIUM TAXES.........................................    B-1
APPENDIX C: QUALIFIED PLAN TYPES........................................    C-1
APPENDIX D: PRIOR CONTRACTS.............................................    D-1
APPENDIX U: TABLE OF ACCUMULATION UNIT VALUES...........................    U-1

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. The contracts offered by this Prospectus are a group contract, including an owner's participating interest in the group contract, and an individual contract. Usually, a group contract certificate will be issued. An individual contract is intended for use where a group contract is not available. Specific accounts are maintained under a group contract for each member of an eligible group participating in the contract as evidenced by the issuance of a certificate. The contracts provide for the accumulation of contract values prior to the maturity date (the "ACCUMULATION" period) and the payment of annuity benefits on a variable and/or fixed basis (the "PAY-OUT" period).

The contracts are designed primarily as funding vehicles for "asset based fee arrangements" offered by brokerage firms which may charge an additional fee for their services. We will treat any such fees assessed against the contract as partial withdrawals from the contract. See "Federal Tax Matters" for further information on the tax implications of assessing such fees against the contract.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PRIOR CONTRACTS. We have a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR CONTRACTS"). Prior contracts were sold during the period from March, 1998 until May, 2000. This Prospectus principally describes the contract offered by this Prospectus but also describes the prior contracts. The principal differences between the contract offered by this Prospectus and the prior contracts relate to the availability of additional fixed investment options available under the prior contracts, the minimum initial purchase payment, and certain charges made by us. For information concerning prior contracts, see Appendix D.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $30. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract, is less than $2,000.

INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, there are seventy-three Variable Account investment options. Each of the Variable Account investment options is a sub-account of the Variable Account that in the case of the Manufacturers Investment Trust (the "Trust") invests in Series I shares except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares). A full description of each portfolio is in the portfolio prospectuses. The portion of your contract value in the Variable Account and monthly variable annuity benefit payments will reflect the investment performance of the sub-accounts selected.

Fixed. There is one fixed account investment option. Under the fixed account investment option, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

                                      * * *

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations, please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options, you may transfer your contract values among any of the investment options (except as noted above under "Investment Options - Fixed."). During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. An administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statement for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving owner will be deemed the beneficiary of the deceased owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms.

If the annuitant dies after the maturity date and annuity benefit payments have been selected based on an annuity option providing for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "MATURITY DATE" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

MODIFICATION. The contract or certificate may not be modified by us without your consent except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge as to any certificate issued after the effective date of the modification.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.

DISCONTINUANCE OF NEW OWNERS. In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the portfolio prospectuses.

See Appendix D for a discussion of different charges and deductions applicable to prior contracts.

CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.


ANNUAL ADMINISTRATION FEE                                      $ 0 (A)
TRANSFER FEE
           Guaranteed Fee                                      $25 (B)
           Current Fee                                         $ 0 (B)


(A) See Appendix D for administration fees that may be imposed on certain older contracts.

(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

SEPARATE ACCOUNT ANNUAL EXPENSES (A). The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

Mortality and expense risks fee                                    0.30%
Administration fee - asset based                                   0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                             0.45%

(A) A daily charge reflected as a percentage of the variable investment accounts.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the portfolio prospectus.

SERIES I AND II TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (A)          MINIMUM        MAXIMUM
-------------------------------------------------------------          -------        -------
(Expenses that are deducted from portfolio assets, including            0.55%          3.06%
advisory fees, Rule 12b-1 fees and Other Expenses)

(A) Contracts are invested in Series I shares except in the case of certain portfolios of the Trust which commenced operations on or after May 1, 2003 where Series I shares are not available for sale to the contracts. The minimum and maximum expenses include Series II shares of those portfolios where Series I shares are not available for sale. The minimum and maximum expenses do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.55%and 1.75%, respectively. %. Expense reimbursements may be terminated at any time.

EXAMPLE. The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.

You would pay the following expenses on a $10,000 investment, assuming (a) a 5% annual return on assets and (b) the maximum fees and expenses of the portfolio companies, regardless of whether you (x) annuitized as provided in the contract,
(y) surrendered the contract or (z) did not surrender the contract at the end of the applicable time period. Your actual costs may be higher or lower than these amounts.

SERIES I AND SERIES II                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------                                              ------  -------  -------  --------
Maximum Total Annual Portfolio Operating Expenses                   $  353  $ 1,075  $ 1,816  $  3,762
Minimum Total Annual Portfolio Operating Expenses                   $  102  $   318  $   552  $  1,222

(A) Does not reflect the $30 administration fee which is applicable to certain contracts described in Appendix D.

For purposes of presenting the foregoing Example, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted and that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of a portfolio which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

We are an indirect subsidiary of MFC.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:

           A++ A.M. Best

           Superior companies have a very strong ability to meet their obligations; 1st category of 16

           AA+ Fitch

           Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

           AA+ Standard & Poor's

           Very strong financial security characteristics; 2nd category of 21

           Aa2 Moody's

           Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.)'s ability to honor any guarantees provided by the contract and any applicable optional riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the portfolio(s) you select.

THE VARIABLE ACCOUNT

The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account, and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration is no longer required.

The Variable Account currently has seventy-three sub-accounts (some of which are subdivided for Series I and Series II shares). We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

THE PORTFOLIOS

The assets of each sub-account of the Variable Account (except those invested in the International Equity Index Fund and the All Asset Portfolio) are invested in either Series I or Series II shares of a corresponding investment portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").


Each of the Trust portfolios, except the Lifestyle Trusts, is subject to a Rule 12b-1 fee of 0.15% of a portfolio's Series I net assets and 0.35% of a portfolio's Series II net assets (0.75% of a Series II net assets in the case of a American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust) Each Lifestyle Trust invests in portfolios that are subject to Rule 12b-1 fees.


The International Equity Index Fund is a series of the John Hancock Variable Series Trust I (the "VST Trust") which is registered under the 1940 Act as an open-end management investment company. The assets of the International Equity Index Fund subaccount are invested in Series I shares of the International Equity Index Fund which is subject to a 0.40% Rule 12b-1 fee. The VST Trust receives investment advisory services from John Hancock Life Insurance Company and the International Equity Index Trust portfolio is subadvised by SSgA Funds Management, Inc.

The All Asset Portfolio is a series of the PIMCO Variable Insurance Trust (the "PIMCO Trust") which is registered under the 1940 Act as an open-end management investment company. The assets of the All Asset Portfolio subaccounts are invested in Class M shares of the All Asset Portfolio which is subject to a 0.25% Rule 12b-1 fee. The PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO").

                 SUBADVISER                                              PORTFOLIO
                 ----------                                              ---------
A I M Capital Management, Inc.                             All Cap Growth Trust
                                                           Aggressive Growth Trust
                                                           Mid Cap Core Trust

American Century Investment Management, Inc.               Small Company Trust

Capital Guardian Trust Company                             Small Company Blend Trust
                                                           U.S. Large Cap Trust
                                                           Income & Value Trust
                                                           Diversified Bond Trust

Capital Research Management Company                        American Growth Trust
(Adviser to the American Fund Insurance Series) (D)        American International Trust
                                                           American Blue Chip Income and Growth Trust
                                                           American Growth-Income Trust

Davis Advisors                                             Financial Services Trust
                                                           Fundamental Value Trust

Deutsche Asset Management, Inc.                            Real Estate Securities Trust
                                                           Dynamic Growth Trust
                                                           All Cap Core Trust
                                                           Lifestyle Trusts (A)

Deutsche Asset Management Investment Services Ltd.         International Stock Trust

                 SUBADVISER                                              PORTFOLIO
                 ----------                                              ---------
Fidelity Management & Research Company                     Strategic Opportunities Trust
                                                           Large Cap Growth Trust
                                                           Overseas Trust

Franklin Advisers, Inc.                                    Emerging Small Company Trust

John Hancock Advisers, LLC                                 Strategic Income Trust

Jennison Associates LLC                                    Capital Appreciation Trust

Legg Mason Funds Management, Inc.                          Core Equity Trust

Lord, Abbett & Co                                          Mid Cap Value Trust
                                                           All Cap Value Trust

Mercury Advisors (C)                                       Large Cap Value Trust

MFC Global Investment Management (U.S.A.) Limited (E)      Pacific RimTrust
                                                           Quantitative Mid Cap Trust
                                                           Quantitative All Cap Trust
                                                           Quantitative Value Trust
                                                           Emerging Growth Trust
                                                           Money Market Trust
                                                           Index Trusts
                                                           Lifestyle Trusts (A)

Massachusetts Financial Services Company                   Strategic Growth Trust
                                                           Strategic Value Trust
                                                           Utilities Trust

Munder Capital Management                                  Small Cap Opportunities Trust

Pacific Investment Management Company                      Global Bond Trust
                                                           Total Return Trust
                                                           Real Return Bond Trust

                                                           All Asset Portfolio (a series of PIMCO
                                                           Variable Insurance Trust)

Pzena Investment Management, LLC                           Classic Value Trust

Salomon Brothers Asset Management Inc                      U.S. Government Securities Trust
                                                           Strategic Bond Trust
                                                           Special Value Trust
                                                           High Yield Trust

SSgA Funds Management, Inc.                                International Equity Index Fund (a series
                                                           of John Hancock Variable Insurance Trust I)

Sustainable Growth Advisers, L.P.                          U.S. Global Leaders Growth Trust

T. Rowe Price Associates, Inc                              Science & Technology Trust
                                                           Small Company Value Trust
                                                           Health Sciences Trust
                                                           Blue Chip Growth Trust
                                                           Equity-Income Trust

Templeton Global Advisors Limited                          Global Trust

Templeton Investment Counsel, Inc.                         International Value Trust
                                                           International Small Cap Trust

                 SUBADVISER                                              PORTFOLIO
                 ----------                                              ---------
UBS Global Asset Management                                Global Allocation Trust

Wellington Management Company, LLP                         Growth & Income Trust
                                                           Investment Quality Bond Trust
                                                           Mid Cap Stock Trust
                                                           Natural Resources Trust

Van Kampen (B)                                             Value Trust

(A) Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.

(B) Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust) using the name "Van Kampen.

(C) Fund Asset Management, L.P. is the sub-adviser to the Large Cap Value Trust. Fund Asset Management does business in certain instances (including its role as the sub-adviser to the Large Cap Value Trust) using the name "Mercury Advisors."

(D) Each of the four portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").


(E) MFC Global Investment Management (U.S.A.) Limited is an affiliate of Manufacturers Securities Services, LLC ("MSS") and the Trust.


The portfolios available under the Policies are as follows:

MIT PORTFOLIOS INVESTING IN THE AMERICAN FUND INSURANCE SERIES

The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.

                                      * * *

MIT PORTFOLIOS (OTHER THAN PORTFOLIOS INVESTING IN THE AMERICAN FUND INSURANCE SERIES)

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The PACIFIC RIM TRUST (formerly, Pacific Rim Emerging Markets Trust) seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The EMERGING GROWTH TRUST (only Series II shares are available for sale) seeks superior long-term rates of return through capital appreciation by investing, under normal circumstances, primarily in high quality securities and convertible instruments of small-cap U.S. companies.

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The SMALL COMPANY TRUST (only Series II shares are available for sale) seeks seek long-term capital growth by investing, under normal market conditions, primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the portfolio of stocks for the Small Company Trust.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

The NATURAL RESOURCES TRUST (only Series II shares are available for sale) seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.

The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The STRATEGIC OPPORTUNITIES TRUST seeks growth of capital by investing primarily in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. securities. The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in the common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 billion or less ("small company securities").

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The MID CAP CORE TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

The GLOBAL TRUST (formerly, Global Equity Trust) seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium-to-large capitalization companies.

The U.S. GLOBAL LEADERS GROWTH TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal market conditions, primarily in common stocks of "U.S. Global Leaders."

The QUANTITATIVE ALL CAP TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal circumstances, primarily in equity securities of U.S. companies. The portfolio will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

The ALL CAP CORE TRUST seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

The U.S. LARGE CAP TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The CORE EQUITY TRUST(only Series II shares are available for sale) seeks long-term capital growth by investing, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

The STRATEGIC VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term potential.

The LARGE CAP VALUE TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.

The CLASSIC VALUE TRUST(only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets in domestic equity securities.

The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.

The SMALL CAP OPPORTUNITIES TRUST (only Series II shares are available for sale) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.

The SPECIAL VALUE TRUST (only Series II shares are available for sale) seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index.

The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalization of roughly $500 million to $10 billion.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index.

The ALL CAP VALUE TRUST seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The QUANTITATIVE VALUE TRUST (only Series II shares are available for sale) seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The ALL ASSET PORTFOLIO (a series of the PIMCO Variable Insurance Trust) (only Class M shares are available for sale) seeks maximum real return consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the PIMCO Funds, Pacific Investment Management Series, an affiliated open-end investment company.

The GLOBAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The STRATEGIC INCOME TRUST (only Series II shares are available for sale) seeks a high level of current income by investing, under normal market conditions, primarily in foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's assets primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The REAL RETURN BOND TRUST (only Series II shares are available for sale) seeks maximum return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and by corporations.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index")*. (Available only to contracts issued prior to May 1, 2004.) (Subject to shareholder/contractowner approval, the International Index Trust will merge with the International Equity Index Trust immediately after the close of business on June 18, 2004.)

The INTERNATIONAL EQUITY INDEX FUND (a series of the John Hancock Variable Series Trust I) seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging markets by attempting to track the performance of the MSCI All Country World ex-US Index*. (Only Series I shares are available for sale).

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.

The TOTAL STOCK MARKET INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

A full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the portfolio prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a subaccount.

                                      * * *

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote portfolio shares.

We will vote shares of the portfolios held in the Variable Account at the shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS AND INDIVIDUALS

The Contracts are designed primarily as a funding vehicle for "asset based fee arrangements."

The contracts are designed primarily as funding vehicles for "asset based fee arrangements" offered by brokerage firms which may charge an additional fee for their services. We will treat any such fees assessed against the contract as partial withdrawals from the contract. See "Federal Tax Matters" for further information on the tax implications of assessing such fees against the contract.

Usually, a group certificate will be issued. An individual contract is intended for use where a group contract is not available. Group contracts have been issued to the Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups consisting of persons who have brokerage accounts with brokers having selling agreements with Manulife Financial Securities LLC ("Manulife Financial Securities"), the principal underwriter of the contracts.

An eligible member of a group to which a group contract has been issued may become an owner under the contract, or a person may purchase an individual contract, where available, by submitting a completed application and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the group contract, or an individual contract, may be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate or contract to any person in our sole discretion. All rights and privileges under a group contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. Provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise contractual rights and privileges.

ACCUMULATION PERIOD PROVISIONS

Initial purchase payments usually must be at least $25,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).

PURCHASE PAYMENTS

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

            the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

            the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan . The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

Purchase payments are allocated among the investment options in accordance with the percentages you designate. You may change the allocation of subsequent purchase payments at any time by writing us or by telephone.

For information relating to the minimum initial purchase payment under prior contracts, see Appendix D.

ACCUMULATION UNITS

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying portfolio.

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited in the valuation period during which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited in the valuation period during which the payment was received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for such sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing
(a) by (b) and subtracting (c) from the result:

Where (a) is:

            the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

            The per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

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Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses. See Appendix D for the mortality and Expense risk fees for prior contracts.

Contract value may be transferred among investment options.





TRANSFERS AMONG INVESTMENT OPTIONS


Subject to the restrictions noted below, during the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Unless transfer charges are imposed (as described in the following paragraph), your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).


Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.


None of the portfolios which are investment options for the contract are designed for short-term investing since such activity may increase portfolio transaction costs and be disruptive to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies). Management of the Trust will monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a portfolio or materially increasing portfolio transaction costs ("Disruptive Short-Term Trading"), the Trust may impose restrictions on such trading. The Trust's participation agreement with the Company requires the Company to impose trading restrictions on its contract owners if requested by the Trust. In addition, the Company also has a policy to restrict transfers to two per month per contract. (For purposes of this restriction, (a) scheduled transfers made pursuant to a Dollar Cost Averaging program or an Asset Rebalancing Program are not considered transfers and (b) all transfers made during the period from the opening of trading each day the net asset value of the shares of the Trust are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) are considered one transfer.) Contract owners may, however, transfer to the Money Market Trust even if the two transfer per month limit has been reached if 100% of the contract value is transferred to the Money Market Trust. If such a transfer to the Money Market Trust is made, for a 30 day period after such transfer, no subsequent transfers from the Money Market Trust to another portfolio may be made. This restriction is applied uniformly to all contract owners. The Company also reserves the right to take other actions to restrict trading as noted below.

Actions that the Company may take to restrict trading include, but are not limited to:

                  restricting the number of transfers made during a defined period,

                  restricting the dollar amount of transfers,

                  restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and restricting transfers into and out of certain subaccounts.

Contract owners should note that while the Trust and the Company seek to identify and prevent Disruptive Short-Term Trading, it is not always possible to do so. Therefore, no assurance can be given that the Trust and the Company will successfully impose restrictions on all Disruptive Short-Term Trading. If the Trust and the Company are unsuccessful in restricting Disruptive Short-Term Trading, the portfolios may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

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

TELEPHONE TRANSACTIONS

Telephone transfers and withdrawals are permitted.

You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the appropriate authorization form (we will provide you with one upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

Dollar Cost Averaging and Asset Rebalancing programs are available.

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on an appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

                  quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

                  semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

                  annually on December 26th (or the next business day if December 26th is not a business day).

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

WITHDRAWALS

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office less any unpaid loans, and the contract will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel that number of accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account.

You may withdraw all or a portion of your contract value, but may incur tax liability as a result.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option (see "Fixed Account Investment Option").

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

                  the New York Stock Exchange is closed (other than customary weekend and holiday closings),

                  trading on the New York Stock Exchange is restricted,

                  an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

TELEPHONE REDEMPTIONS. You may request the option to withdraw a portion of your contract value by telephone by completing a separate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "Appendix C: Qualified Plan Types" below).

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

Systematic "Income Plan" withdrawals are available.

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payments made. If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in

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

which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

DEATH BENEFIT DURING ACCUMULATION PERIOD

See Appendix D for information on the death benefit provisions under prior contracts.

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan.

AMOUNT OF DEATH BENEFIT. If any contract owner dies during the accumulation period, the death benefit will be the greater of the contract value or the minimum death benefit. The minimum death benefit is equal to the sum of all purchase payments made by or on behalf of you minus a reduction for any partial withdrawals made by or on behalf of you. The amount of the reduction is the greater of:

                  the amount of the partial withdrawal, or

                  the amount obtained by multiplying the minimum death benefit prior to the withdrawal by the ratio of the partial withdrawal to the contract value prior to the withdrawal.

Partial withdrawals include amounts applied under an annuity option under the contract. If you have any debt under the contract, the death benefit otherwise payable is reduced by such debt.

The determination of the death benefit will be made on the date written notice and proof of death, as well as all required claims forms, are received at our Annuity Service Office. No person is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

                  a certified copy of a death certificate.

                  a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

                  any other proof satisfactory to us.

PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

                  The beneficiary will become the owner.

                  Any excess of the death benefit over the contract value will be allocated to the investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

                  No additional purchase payments may be made.

                  If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract (excluding any optional benefits). In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.

                  If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options", which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. If the distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

                  Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

If any annuitant is changed and any owner is not a natural person, the entire interest in the contract must be distributed to the owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

A substitution or addition of any owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals" above).

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

Annuity benefits may be paid in several ways.

GENERAL

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts including contracts used in connection with IRAs. Thus, for example, in the case of contracts or certificates issued as IRAs, the co-annuitant referred to in options 2(a) and 2(b) must be your spouse, the life expectancy of the annuitant in option 1(b) and of the joint annuitants in option 2(b) must be at least ten years, and options 3, 4, and 5 are available only with our consent.

The following annuity options are guaranteed in the contract. Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options (which we are contractually obligated to offer at all times), we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the Remaining annuity benefit payments during the remaining period certain

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT

The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments subsequent to the first will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of subsequent payments is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the payment to be made. The number of annuity units generally remains constant during the annuity benefit payment period.

The value of an annuity unit for each sub-account for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that sub-account (see "Net Investment Factor" above) for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.

Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the new annuity units. We reserve the right to limit, upon notice, the maximum number of transfers to four per contract year. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

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DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

You have a ten-day right to cancel your contract.

TEN DAY RIGHT TO REVIEW

The owner may cancel the contract or certificate by returning it to our Annuity Service Office or agent at any time within ten days after receiving it. Within seven days of receiving a returned contract or certificate, we will pay the owner, the contract value less any debt, computed at the end of the valuation period during which we receive the returned contract.

No charge is imposed upon return of the contract within the ten-day right to review period. The ten-day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under the Code Sections 408 and 408A, during the first seven days of the ten-day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

You are entitled to exercise all rights under the contract. In the case of a group contract, you are entitled to exercise all rights under your certificate not reserved to the group holder.

The owner is entitled to exercise all rights under the contract. In the case of a group annuity contract, the contract is owned by the group holder; however, all contract rights and privileges not expressly reserved to the group holder may be exercised by each owner as to his or her interest as specified in his or her certificate. During the accumulation period, the owner is the person designated in the contract or certificate specifications page or as subsequently named. During the pay-out period, the annuitant is the owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the owner.

In the case of non-qualified contracts, the owner's interest in a contract may be changed, or a certificate or individual contract may be collaterally assigned, at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Ownership of a group contract may be assigned at any time by the group holder. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. (see "FEDERAL TAX MATTERS"). A change of any owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract or an owner's interest in the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under
Section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. Subject to the foregoing, an owner's interest in a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

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

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. Thus, in the case of an IRA, the owner and annuitant must be the same person and the annuitant cannot be changed. If any annuitant is changed when any contract owner is not a natural person, see Accumulation Period Provisions-Death Benefit During Accumulation Period for a discussion of the result of such annuitant change.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

The beneficiary is the person, persons or entity designated in the contract or certificate specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts or certificates, Treasury Department regulations may limit designations of beneficiaries.

COMPANY APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MODIFICATION

We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

DISCONTINUANCE OF NEW OWNERS

In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTION

Fixed account investment options are not securities.

SECURITIES REGISTRATION. Contract values allocated to the fixed account investment option are held in our general account. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under fixed annuity contracts issued after June 27, 1984. This Guarantee covers the fixed portion of the contracts described in this Prospectus. This Guarantee may be terminated by

Manulife on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the Guarantee except if:

                  the liability to pay contractual claims under the contracts is assumed by another insurer,

                  or

                  we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

Fixed account investment options guarantee interest of at least 3%.

INVESTMENT OPTIONS. A one-year fixed account investment option is available under the contract. We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option as noted above. We establish a separate investment account each time you allocate or transfer amounts to the fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may renew the fixed investment account for another one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge.

If you do not specify the renewal option desired, we will renew the one-year guarantee period that has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will credit interest up to the maturity date at the then current interest rate for one-year guarantee periods.

TRANSFERS. During the accumulation period, you may transfer amounts from the fixed account investment option to the variable account investment options at the end of the guaranteed period; however, amounts may be transferred prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment option at any time during the accumulation period. Withdrawals from the fixed account investment option will be made in the same manner and be subject to the same limitations as set forth under "Accumulation Period Provisions" above. The following provisions also apply to withdrawals from the fixed account investment options:

                  We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

           - If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

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

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C Qualified Plan Types" below).

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "Annuity Options" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the portfolios that are described in the accompanying portfolio prospectuses.

For information on certain charges and deductions under prior contracts, see Appendix D.

We deduct asset-based charges totaling 0.45% on an annual basis for administration, and mortality and expense risks.

ADMINISTRATION FEES

Fees may be deducted under a contract to compensate us for our costs of providing all administrative services attributable to the contracts and the operations of the Variable Account:

A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. This asset-based administration fee will not be deducted from the fixed account investment option. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contract values will in effect pay a higher proportion of this portion of the administrative expense than smaller contract values.

Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees as to any outstanding individual contracts or any certificates under group contracts issued prior to the effective date of the modification of those fees.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEES

The amount of the annual administration fee on a contract or certificate may be reduced or eliminated when sales of the contracts or certificates are made to a group of individuals in a manner that results in savings of administration expenses. We will determine entitlement to such a reduction or elimination of the administration charges in the following manner:

                  The size and type of group to which administrative services are provided will be considered.

                  The total amount of purchase payments to be received will be considered.

                  There may be other circumstances of which we are not presently aware, which could result in reduced administrative expense.

If after consideration of the foregoing factors, we determine that there will be a reduction in administration expenses, we will provide a reduction in the annual administration fee. The administration fee may be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the administration fees be permitted where that reduction or elimination will be unfairly discriminatory to any person. FOR FURTHER INFORMATION, CONTACT YOUR REGISTERED REPRESENTATIVE.

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

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity rates incorporated into the contract which cannot be changed in the case of individual contracts or with respect to existing certificates in the case of group contracts. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 0.30% of the value of the variable investment accounts on an annual basis. The charge will be reflected in your contract value as a proportionate reduction in the value of each variable investment account. The rate of the mortality and expense risks charge cannot be increased under an individual contract. The rate can be increased under a group contract, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder.

We may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks we have determined for persons for whom the contracts have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment option.

TAXES

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

                  establishment or maintenance of the Variable Account,

                  receipt of purchase payments,

                  issuance of the contacts, or

                  commencement or continuance of annuity benefit payments under the contracts or certificates.

In addition, we will withhold taxes to the extent required by applicable law.

Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity benefit payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix B for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT

Since the contracts are designed primarily as funding vehicles for "asset based fee arrangements" offered by brokerage firms which may charge an additional fee for their services, no compensation is paid to selling brokers for sales of the contract.

FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, IRS rulings, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions. References below to the contract generally include the certificate in the case of group contracts.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

            - the contract must be owned by an individual (or treated as owned by an individual),

            - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

            - we, rather than the owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

            - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

                  contracts acquired by an estate of a decedent by reason of the death of the decedent,

                  certain qualified contracts,

                  certain annuities purchased by employers upon the termination of certain qualified plans,

                  certain annuities used in connection with structured settlement agreements, and annuities purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

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

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the portfolios, we expect that the portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the owner's gross income. The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyholders were not owners of separate account assets (and thus not taxable on the income and gains). For example, an owner under this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent the contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts will be successful.

DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are taxable as ordinary income to the extent the owner's contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and his or her investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the amount included in the transferor's income.

The contract may be used in connection with an asset based fee arrangement. Under such arrangements, a fee, typically equal to a specified percentage of the assets included in the arrangement is imposed. We will treat any such fees assessed against the contract as partial withdrawals from the contract.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

A portion of each annuity payment is usually taxable as ordinary income.

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "exclusion amount." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

            (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

            (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under Treasury Department regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

                  if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

                  if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

                  If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract" as adjusted to reflect prior withdrawals

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

                  if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

Withdrawals and annuity benefit payments prior to age 59-1/2 may incur a 10% penalty tax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract, including partial withdrawals, full withdrawals and annuity benefit payments. Exceptions to this penalty tax include distributions:

            -     received on or after the date on which the owner reaches age
                  59 1/2;

            - attributable to the owner's becoming disabled (as defined in the tax law);

            - made to a beneficiary on or after the death of the owner or, if the owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

            - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

            - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

            - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Aggregation may also be required with respect to old and new contracts if a portion of an existing contract's value is invested in a new contract in a tax-free partial exchange under section 1035 of the Code.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS.


In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect contracts where the income on such contracts is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.


QUALIFIED RETIREMENT PLANS


Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.


The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Persons intending to use the contract in connection with a qualified plan should consult a tax advisor.

Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix C of this prospectus. Appendix C also discusses certain potential tax consequences associated with the use of the contract with qualified plans, including IRAs, which should be considered by a purchaser.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.)

Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

In addition, special rules govern the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries and the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit could affect the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% penalty tax on the taxable amount of any distribution from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any distribution received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement - as defined in the tax law - maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a distribution:

                  received on or after the date on which the owner reaches age 59 1/2,

            - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

            - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

Certain special tax considerations may apply if the contract is used in connection with an asset based fee arrangement. For example, if the contract is qualified under section 403(b) of the Code, distribution restrictions applicable to such contacts may prohibit the use of contract value to pay asset based fees.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Section 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

Some qualified contracts have a loan feature.

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, Treasury Department regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "Withdrawals" above").

When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some distributions for federal income taxes.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances (for example, in the case of an eligible rollover distribution) we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. The withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

                  termination of employment in the Texas public institutions of higher education,

                  retirement,

                  death, or

                  the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS


We pay broker/dealers to sell the Contracts.


Manulife Financial Securities LLC, ("Manulife Financial Securities"), a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office at P.O. Box 55230, Boston, Massachusetts 02205-55230.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Company's Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor JHD are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF CONTRACT

We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

            - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

            - the contract value at the end of such two year period is less than $2,000.

As a matter of administrative practice, we will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

As stated above under "The Portfolios," we will vote shares of the portfolios held in the Variable Account at the shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

ACCUMULATION PERIOD. During the accumulation period, the owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

PAY-OUT PERIOD. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include guaranteed death benefits and fixed account guarantees.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ACCUMULATION PERIOD: The accumulation period is the period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the specification page of the contract or certificate, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY OPTION: The method you select. At the maturity date, we will provide an annuity with payments guaranteed for 10 years and for the lifetime of the annuitant, if the annuitant lives more than 10 years. This will be the annuity option unless changed.

ANNUITY SERVICE OFFICE: The address of our Annuity Service Office is: P.O. Box 55230, Boston, Massachusetts 02205-5230.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

APPLICATION: The document signed by you that serves as your application for an individual contract or participation under a group contract.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CERTIFICATE: The document which is issued to you which summarizes your rights and benefits as owner of a participating interest in a group contract.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTRACT ANNIVERSARY: For an individual contract, the anniversary of the contract date. For a group contract, the anniversary of the date of issue of a certificate under the contract.

CONTRACT APPLICATION: The document signed by you, as Group Holder, that evidences your application for a Contract or, where context requires, the document signed by you, as a prospective owner applying for an individual contract or a certificate evidencing participation in a group contract.

CONTRACT DATE:  The date of issue of the contract.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DEBT: Any amounts in an owner's loan account plus any accrued loan interest. The loan provision is available only under contracts or certificates issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at our Annuity Service Office within one year of the date of death:

            (a)   A certified copy of a death certificate;

            (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

            (c)   Any other proof satisfactory to us.

Death Benefits will be paid within 7 days of receipt of due proof of death and all required claim forms by our Annuity Service Office.

FIXED ANNUITY: An annuity option with payments which are predetermined and guaranteed as to dollar amount.

GENERAL ACCOUNT:  All our assets other than assets in separate accounts.

GROUP HOLDER:  The person, persons or entity to whom a group contract is issued.

INVESTMENT ACCOUNT: An account we establish which represents your interest in an investment option during the Accumulation Period.

INVESTMENT ACCOUNT VALUE: The value of your allocation to an investment account.

INVESTMENT OPTIONS:  The investment choices available to contract owners.

LOAN ACCOUNT: The portion of the general account that is used for collateral when a loan is taken.

MATURITY DATE: The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT: The purchase payment less the amount of premium tax, if any.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER: In the case of a group contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. In the case of an individual contract, the person, persons or entity named in the contract and entitled to all of the ownership rights under the contract. The owner is as specified on the contract or certificate specifications page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: The pay-out period is the time (beginning on the maturity date) when we make payments to you.

PORTFOLIO: A separate investment portfolio in which the Variable Account invests, or of any successor portfolio.

PURCHASE PAYMENT: An amount you pay to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS: - Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT: A segregated account that we establish that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION DATE: Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD: Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: One of our separate accounts that is used to fund the contracts.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                         APPENDIX B: STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                                           TAX RATE
                                  -----------------------------
                                                        NON-
                                  QUALIFIED           QUALIFIED
   STATE                          CONTRACTS           CONTRACTS
   -----                          ---------           ---------
CALIFORNIA                          0.50%               2.35%
MAINE                               0.00%               2.00%
NEVADA                              0.00%               3.50%
PUERTO RICO                         1.00%               1.00%
SOUTH DAKOTA (A)                    0.00%               1.25%
WEST VIRGINIA                       1.00%               1.00%
WYOMING                             0.00%               1.00%

(A) Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium).

                        APPENDIX C: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA.

IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. . The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs and other contracts subject to the required minimum distribution rules.

SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the required minimum distribution rules.

ROTH IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

                  made after the owner attains age 59 1/2;

                  made after the owner's death;

                  attributable to the owner being disabled; or

                  a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. Under some circumstances, a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans. . The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions for IRAs (which includes ROTH IRAs) and other contracts subject to the required minimum distribution rules.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. . The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

                  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

                  earnings on those contributions, and

                  earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the last year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, had a severance from employment, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.) These restrictions on withdrawals may prohibit the payment of asset based fees from the contract.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes.

                           APPENDIX D: PRIOR CONTRACTS

We have a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR contacts"). Prior contracts were sold from March, 1998 until May 1, 2000.

The prior contracts were designed as funding vehicles for amounts that are "rolled over" from employee benefit plans. The contracts serve primarily as Individual Retirement Annuities under Section 408 of the Internal Revenue Code ("IRAs") although they were also used to fund other plans qualifying for special income tax treatment under the Code or plans not entitled to such special income tax treatment under the Code.

The principal differences between the contract offered by this Prospectus and the prior contracts relate to:

            - the availability of additional fixed account investment options under prior contracts,

            -     the minimum initial purchase payment, and

            -     certain charges made by us.

These differences are described below. A separate expense summary for these prior contracts is also set forth below.

EXPENSE SUMMARY. The following table and Example are designed to assist you in understanding the various costs and expenses related to the prior contracts. The table reflects expenses of the Variable Account and the underlying portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Separate Account Annual Expenses" are more completely described in this Prospectus. The items listed under "Portfolio Annual Expenses" are described in detail in the accompanying portfolio Prospectus.

ANNUAL ADMINISTRATION FEE                                                                    $  30*
SEPARATE ACCOUNT ANNUAL EXPENSES             Mortality and expense risks fee**                0.30%
(as a percentage of average account value)   Administration fee                               0.15%
                                             Total Separate Account Annual Expense***         0.45%

* The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

** 0.85% of average account value prior to May 1, 2000

*** 1.00% of average account value prior to May 1, 2000

PORTFOLIO ANNUAL EXPENSES. See "Summary - Portfolio Annual Expenses" in the Prospectus.

EXAMPLE. See "Summary - Example" in the Prospectus.

A Table of Accumulation Unit Values Relating to the Contract is set forth below in Appendix U.

FIXED ACCOUNT INVESTMENT OPTIONS

FIXED INVESTMENT OPTIONS. Under the contract described in the prospectus there is only a one year fixed account investment option. Under the prior contracts there are five fixed account investment options: one, three, five and seven year investment accounts and a fixed investment account which may be established under the Dollar Cost Averaging ("DCA") program ("DCA fixed investment account") to make automatic monthly transfers from a fixed account to one or more variable investment options. (See "Dollar Cost Averaging" below.) We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

RENEWALS. Under the prior contracts, at the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

If you do not specify the renewal option desired, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

MARKET VALUE CHARGE. Under the prior contracts, any amount withdrawn, transferred or borrowed from a fixed investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

The adjustment factor is determined by the following formula: 0.75x(B-A)xC/12 where:

            A-    The guaranteed interest rate on the investment account.

            B- The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

            C- The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We make no market value charge on withdrawals from the fixed account investment options in the following situations:

                  death of the owner;

                  amounts withdrawn to pay fees or charges;

                  amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the contract;

            - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

            -     amounts withdrawn from a one-year fixed investment account;

                  amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that contract year.

Notwithstanding application of the foregoing formula, in no event will the market value charge

            - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

            -     be greater than 10% of the amount transferred or withdrawn, or

            - reduce the amount payable on withdrawal or transfer below the amount required under the non forfeiture laws of the state with jurisdiction over the contract.

DOLLAR COST AVERAGING ("DCA"). If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or DCA fixed account investment option is exhausted. Under the prior contracts, in states where approved by the state insurance department, a special one year fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA fixed account investment option is not available under the contract described in the prospectus.

WITHDRAWALS. Under the prior contracts, the market value charge described above may apply to withdrawals from any fixed investment option except for a one year fixed investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

If you request a partial withdrawal in excess of your amount in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from your investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

LOANS. We offer a loan privilege only to owners of contracts or certificates issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as set forth under "LOANS." The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

INITIAL PURCHASE PAYMENT. The minimum initial purchase payment is $25,000 under the contract described in the prospectus and was $3,500 under the prior contracts.

CERTAIN CHARGES AND DEDUCTIONS. Certain charges and deductions under prior contracts differ from the charges and deductions under the contract described in the prospectus.

ANNUAL ADMINISTRATION FEE. Under the contract described in the prospectus, we will normally deduct no annual administration.

For prior contracts, the annual administration fee is $30, and we will waive this fee if, during the accumulation period, the contract value is equal to or greater than $100,000 at the time of assessment of the fee.

A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee under both the contract described in this prospectus and the prior contracts.

MORTALITY AND EXPENSE RISKS CHARGE. Under the contract described in the prospectus, the mortality and expense risks charge which we assess is 0.30%. Under the prior contracts, this charge was 0.85% until May 1, 2000, at which time it was lowered to 0.30%.

                  APPENDIX U: TABLE OF ACCUMULATION UNIT VALUES

            TABLE OF ACCUMULATION UNIT VALUES FOR STRATEGY CONTRACTS

                         (REFLECTING NO OPTIONAL RIDERS)

                                                   SERIES I SHARES                                SERIES II SHARES
                                                      UNIT                                            UNIT
                                    UNIT VALUE AT  VALUE AT END   NUMBER OF UNITS   UNIT VALUE AT  VALUE AT END  NUMBER OF UNITS
         SUB ACCOUNT                START OF YEAR    OF YEAR      AT END OF YEAR    START OF YEAR    OF YEAR      AT END OF YEAR
----------------------------------  -------------  ------------   ---------------   -------------  ------------  ---------------
SCIENCE & TECHNOLOGY TRUST
         1998                       $   12.500000  $  15.503436      4,015.626                N/A           N/A           N/A
         1999                           15.503436     30.621118     15,088.635                N/A           N/A           N/A
         2000                           30.621118     20.064987      8,506.879                N/A           N/A           N/A
         2001                           20.064987     11.734960      7,859.545                N/A           N/A           N/A
         2002                           11.734960      6.920027      7,627.136      $   12.500000  $   9.366646         0.000
         2003                            6.920027     10.360749     13,050.905           9.366646     14.030028         0.000
PACIFIC RIM EMERGING MARKETS TRUST
         1998                       $   12.500000  $  11.267395          0.000                N/A           N/A           N/A
         1999                           11.267395     18.168886        224.463                N/A           N/A           N/A
         2000                           18.168886     13.655344         99.192                N/A           N/A           N/A
         2001                           13.655344     11.069002          0.000                N/A           N/A           N/A
         2002                           11.069002      9.637969          0.000      $   12.500000  $   9.988533         0.000
         2003                            9.637969     13.501576          0.000           9.988533     13.972788         0.000
HEALTH SCIENCES TRUST
         2001                       $   12.500000  $  13.449140      1,741.515                N/A           N/A           N/A
         2002                           13.449140      9.777931      1,741.515      $   12.500000  $  10.700725         0.000
         2003                            9.777931     13.259362      1,741.515          10.700725     14.478192         0.000
EMERGING GROWTH TRUST
         2003                                 N/A           N/A            N/A      $   12.500000  $  16.286591     3,571.673
AGGRESSIVE GROWTH TRUST
         1998                       $   12.500000  $  12.027610        216.003                N/A           N/A           N/A
         1999                           12.027610     15.834780        325.123                N/A           N/A           N/A
         2000                           15.834780     16.207424     17,002.959                N/A           N/A           N/A
         2001                           16.207424     11.942407     11,256.145                N/A           N/A           N/A
         2002                           11.942407      8.921003      4,911.851      $   12.500000  $   9.629662         0.000
         2003                            8.921003     11.889081        283.660           9.629662     12.804533         0.000
EMERGING SMALL COMPANY TRUST
         1998                       $   12.500000  $  11.312902      6,458.290                N/A           N/A           N/A
         1999                           11.312902     19.436616      1,702.501                N/A           N/A           N/A
         2000                           19.436616     18.484616      5,716.424                N/A           N/A           N/A
         2001                           18.484616     14.308293      5,431.349                N/A           N/A           N/A
         2002                           14.308293     10.084415      3,769.892      $   12.500000  $   9.616734         0.000
         2003                           10.084415     14.027696         84.456           9.616734     13.353231         0.000
SMALL COMPANY BLEND TRUST
         2000                       $   12.500000  $   9.554061      5,324.912                N/A           N/A           N/A
         2001                            9.554061      9.291556      1,110.360                N/A           N/A           N/A
         2002                            9.291556      6.885995      4,022.907      $   12.500000  $   9.143415         0.000
         2003                            6.885995      9.577023      1,110.360           9.143415     12.709909         0.000
DYNAMIC GROWTH TRUST
         2000                       $   12.500000  $   7.956456      1,259.303                N/A           N/A           N/A
         2001                            7.956456      4.733016      1,275.148                N/A           N/A           N/A
         2002                            4.733016      3.375416      1,259.303      $   12.500000  $  10.187105         0.000
         2003                            3.375416      4.335841      6,799.085          10.187105     13.094358         0.000

                                                   SERIES I SHARES                                SERIES II SHARES
                                                      UNIT                                            UNIT
                                    UNIT VALUE AT  VALUE AT END   NUMBER OF UNITS   UNIT VALUE AT  VALUE AT END  NUMBER OF UNITS
         SUB ACCOUNT                START OF YEAR    OF YEAR      AT END OF YEAR    START OF YEAR    OF YEAR      AT END OF YEAR
----------------------------------  -------------  ------------   ---------------   -------------  ------------  ---------------
MID CAP STOCK TRUST
         1999                       $   12.500000  $  13.057764          0.000                N/A           N/A           N/A
         2000                           13.057764     12.483407      9,744.177                N/A           N/A           N/A
         2001                           12.483407     11.060968      3,037.351                N/A           N/A           N/A
         2002                           11.060968      8.526782      3,675.433      $   12.500000  $  10.181352         0.000
         2003                            8.526782     12.081437      5,189.298          10.181352     14.389312         0.000
NATURAL RESOURCES TRUST
         2003                                 N/A           N/A            N/A      $   12.500000  $  17.926997         0.000
ALL CAP GROWTH TRUST
         1998                       $   12.500000  $  13.903872      3,648.192                N/A           N/A           N/A
         1999                           13.903872     19.917321      3,240.142                N/A           N/A           N/A
         2000                           19.917321     17.657078      3,032.440                N/A           N/A           N/A
         2001                           17.657078     13.398914      5,532.934                N/A           N/A           N/A
         2002                           13.398914     10.083098      5,166.110      $   12.500000  $  10.098271         0.000
         2003                           10.083098     12.972733      5,156.639          10.098271     12.967814         0.000
STRATEGIC OPPORTUNITIES TRUST
         1998                       $   12.500000  $  12.103394      4,814.848                N/A           N/A           N/A
         1999                           12.103394     15.307946        876.769                N/A           N/A           N/A
         2000                           15.307946     14.242740      1,569.263                N/A           N/A           N/A
         2001                           14.242740     12.015572      1,852.752                N/A           N/A           N/A
         2002                           12.015572      7.324508      1,194.220      $   12.500000  $   8.263137         0.000
         2003                            7.324508      9.175822      1,860.088           8.263137     10.333163         0.000
FINANCIAL SERVICES TRUST
         2001                       $   12.500000  $  11.598060          0.000                N/A           N/A           N/A
         2002                           11.598060      9.481123          0.000      $   12.500000  $  10.312999         0.000
         2003                            9.481123     12.608019          0.000          10.312999     13.695700         0.000
INTERNATIONAL STOCK TRUST
         1998                       $   12.500000  $  12.656070          0.000                N/A           N/A           N/A
         1999                           12.656070     16.253406        389.992                N/A           N/A           N/A
         2000                           16.253406     13.475212        240.000                N/A           N/A           N/A
         2001                           13.475212     10.525001        263.632                N/A           N/A           N/A
         2002                           10.525001      8.205423          0.000      $   12.500000  $   9.752331         0.000
         2003                            8.205423     10.641582          0.000           9.752331     12.646045         0.000
OVERSEAS TRUST
         1998                       $   12.500000  $  11.720466        330.533                N/A           N/A           N/A
         1999                           11.720466     16.319479        215.524                N/A           N/A           N/A
         2000                           16.319479     13.181065          7.666                N/A           N/A           N/A
         2001                           13.181065      9.602535          7.551                N/A           N/A           N/A
         2002                            9.602535      8.096980          7.417      $   12.500000  $   9.718592         0.000
         2003                            8.096980     11.593961          0.000           9.718592     13.903966         0.000
INTERNATIONAL SMALL CAP TRUST
         1998                       $   12.500000  $  12.202690        334.680                N/A           N/A           N/A
         1999                           12.202690     22.341682      6,651.249                N/A           N/A           N/A
         2000                           22.341682     15.728111      6,807.681                N/A           N/A           N/A
         2001                           15.728111     10.787968      6,082.611                N/A           N/A           N/A
         2002                           10.787968      8.943226      4,066.018      $   12.500000  $   9.948132         0.000
         2003                            8.943226     13.794653      1,299.231           9.948132     15.323637         0.000

                                                   SERIES I SHARES                                SERIES II SHARES
                                                      UNIT                                            UNIT
                                    UNIT VALUE AT  VALUE AT END   NUMBER OF UNITS   UNIT VALUE AT  VALUE AT END  NUMBER OF UNITS
         SUB ACCOUNT                START OF YEAR    OF YEAR      AT END OF YEAR    START OF YEAR    OF YEAR      AT END OF YEAR
----------------------------------  -------------  ------------   ---------------   -------------  ------------  ---------------
INTERNATIONAL VALUE TRUST
         1998                       $   12.500000  $  13.372512          0.000                N/A           N/A           N/A
         1999                           13.372512     12.452499          0.000                N/A           N/A           N/A
         2000                           12.452499     11.160168          0.000                N/A           N/A           N/A
         2001                           11.160168      9.890420          0.000                N/A           N/A           N/A
         2002                            9.890420      9.128390      1,038.186      $   12.500000  $   9.852228         0.000
         2003                            9.128390     13.163951      1,003.571           9.852228     14.174426         0.000
QUANTITATIVE MID CAP TRUST
         2001                       $   12.500000  $  10.169149          0.000                N/A           N/A           N/A
         2002                           10.169149      9.941012          0.000      $   12.500000  $   9.941092         0.000
         2003                            9.941012     10.799281          0.000           9.941092     13.689342         0.000
MID CAP CORE TRUST
         2003                                 N/A           N/A            N/A      $   12.500000  $  15.254859         0.000
GLOBAL EQUITY TRUST
         1998                       $   12.500000  $  12.195410        672.794                N/A           N/A           N/A
         1999                           12.195410     12.516028        553.040                N/A           N/A           N/A
         2000                           12.516028     13.953918        298.751                N/A           N/A           N/A
         2001                           13.953918     11.655792        748.884                N/A           N/A           N/A
         2002                           11.655792      9.386197        395.201      $   12.500000  $  10.401869         0.000
         2003                            9.386197     11.909879        368.256          10.401869     13.174599         0.000
STRATEGIC GROWTH TRUST
         2001                       $   12.500000  $  10.986679        747.516                N/A           N/A           N/A
         2002                           10.986679      7.870443      1,910.723      $   12.500000  $  10.448321         0.000
         2003                            7.870443      9.939683      1,910.723          10.448321     13.169077         0.000
CAPITAL APPRECIATION TRUST
         2000                       $   12.500000  $  10.962135          0.000                N/A           N/A           N/A
         2001                           10.962135      8.903100          0.000                N/A           N/A           N/A
         2002                            8.903100      9.623666          0.000      $   12.500000  $   9.623666         0.000
         2003                            9.623666      7.926177          0.000           9.623666     12.392860         0.000
QUANTITATIVE ALL CAP TRUST
         2003                                 N/A           N/A            N/A      $   12.500000  $  15.501820         0.000
ALL CAP CORE TRUST
         1998                       $   12.500000  $  13.655376        521.187                N/A           N/A           N/A
         1999                           13.655376     18.549262      6,215.486                N/A           N/A           N/A
         2000                           18.549262     13.403429      5,743.327                N/A           N/A           N/A
         2001                           13.403429     10.492183      5,774.409                N/A           N/A           N/A
         2002                           10.492183      7.809394      3,299.336      $   12.500000  $  10.603738         0.000
         2003                            7.809394     10.226699      3,293.560          10.603738     13.855642         0.000
LARGE CAP GROWTH TRUST
         1998                       $   12.500000  $  13.271688        309.757                N/A           N/A           N/A
         1999                           13.271688     16.461980        329.341                N/A           N/A           N/A
         2000                           16.461980     14.028600      2,050.187                N/A           N/A           N/A
         2001                           14.028600     11.477445        161.372                N/A           N/A           N/A
         2002                           11.477445      8.817038         34.358      $   12.500000  $  10.174875         0.000
         2003                            8.817038     11.000472         25.816          10.174875     12.685674         0.000
QUANTITATIVE EQUITY TRUST
         1998                       $   12.500000  $  14.006399      2,087.403                N/A           N/A           N/A
         1999                           14.006399     16.959503      5,575.181                N/A           N/A           N/A
         2000                           16.959503     17.915408      5,442.736                N/A           N/A           N/A
         2001                           17.915408     13.741313      4,631.635                N/A           N/A           N/A
         2002                           13.741313      9.879248      3,358.538      $   12.500000  $  10.151783         0.000
         2003                            9.879248     12.151091      3,261.814          10.151783     12.470930         0.000

                                                   SERIES I SHARES                                SERIES II SHARES
                                                      UNIT                                            UNIT
                                    UNIT VALUE AT  VALUE AT END   NUMBER OF UNITS   UNIT VALUE AT  VALUE AT END  NUMBER OF UNITS
         SUB ACCOUNT                START OF YEAR    OF YEAR      AT END OF YEAR    START OF YEAR    OF YEAR      AT END OF YEAR
----------------------------------  -------------  ------------   ---------------   -------------  ------------  ---------------
BLUE CHIP GROWTH TRUST
         1998                       $   12.500000  $  14.123586      8,341.366                N/A           N/A           N/A
         1999                           14.123586     16.700133     10,828.723                N/A           N/A           N/A
         2000                           16.700133     16.137290     13,246.945                N/A           N/A           N/A
         2001                           16.137290     13.717702      9,557.503                N/A           N/A           N/A
         2002                           13.717702     10.343348     10,290.348      $   12.500000  $  10.290923         0.000
         2003                           10.343348     13.300510     13,103.226          10.290923     13.217427         0.000
U. S. LARGE CAP TRUST
         1999                       $   12.500000  $  11.969517          0.000                N/A           N/A           N/A
         2000                           11.969517     12.247584          0.000                N/A           N/A           N/A
         2001                           12.247584     11.881980      6,597.764                N/A           N/A           N/A
         2002                           11.881980      8.849591      5,886.352      $   12.500000  $   9.981983         0.000
         2003                            8.849591     12.074961      5,861.406           9.981983     13.582358         0.000
STRATEGIC VALUE TRUST
         2001                       $   12.500000  $  10.667641          0.000                N/A           N/A           N/A
         2002                           10.667641      9.884967          0.000      $   12.500000  $   9.884967         0.000
         2003                            9.884967      9.911813          0.000           9.884967     12.662666         0.000
LARGE CAP VALUE TRUST
         2003                                 N/A           N/A            N/A      $   12.500000  $  15.888873         0.000
UTILITIES TRUST
         2001                       $   12.500000  $   9.318742          0.000                N/A           N/A           N/A
         2002                            9.318742      7.092601          0.000      $   12.500000  $  10.952499         0.000
         2003                            7.092601      9.498736          0.000          10.952499     14.638246         0.000
REAL ESTATE SECURITIES TRUST
         1998                       $   12.500000  $  10.417728      1,081.138                N/A           N/A           N/A
         1999                           10.417728      9.488883      1,068.493                N/A           N/A           N/A
         2000                            9.488883     11.853453        746.705                N/A           N/A           N/A
         2001                           11.853453     12.171588        802.823                N/A           N/A           N/A
         2002                           12.171588     12.429938        171.449      $   12.500000  $  11.915975         0.000
         2003                           12.429938     17.218191        162.425          11.915975     16.480894         0.000
SMALL CAP OPPORTUNITIES TRUST
         2003                                 N/A           N/A            N/A      $   12.500000  $  17.428487         0.000
SMALL COMPANY VALUE TRUST
         1998                       $   12.500000  $  10.897925          0.000                N/A           N/A           N/A
         1999                           10.897925     11.652144          0.000                N/A           N/A           N/A
         2000                           11.652144     12.266242      1,232.576                N/A           N/A           N/A
         2001                           12.266242     13.009205      1,232.576                N/A           N/A           N/A
         2002                           13.009205     12.183157      5,705.947      $   12.500000  $  10.292373         0.000
         2003                           12.183157     16.211600      3,829.170          10.292373     13.685146         0.000
SPECIAL VALUE TRUST
         2003                                 N/A           N/A            N/A      $   12.500000  $  15.753409         0.000
MID CAP VALUE TRUST
         2001                       $   12.500000  $  13.049955        210.511                N/A           N/A           N/A
         2002                           13.049955     11.678238      1,940.529      $   12.500000  $  10.920160         0.000
         2003                           11.678238     14.573841      1,932.837          10.920160     13.603676         0.000
VALUE TRUST
         1998                       $   12.500000  $  11.207507        405.978                N/A           N/A           N/A
         1999                           11.207507     10.786297        290.973                N/A           N/A           N/A
         2000                           10.786297     13.351990      1,554.076                N/A           N/A           N/A
         2001                           13.351990     13.746382      1,631.842                N/A           N/A           N/A
         2002                           13.746382     10.564199      1,473.736      $   12.500000  $   9.572520         0.000
         2003                           10.564199     14.592992      1,465.084           9.572520     13.208045         0.000

                                                   SERIES I SHARES                                SERIES II SHARES
                                                      UNIT                                            UNIT
                                    UNIT VALUE AT  VALUE AT END   NUMBER OF UNITS   UNIT VALUE AT  VALUE AT END  NUMBER OF UNITS
         SUB ACCOUNT                START OF YEAR    OF YEAR      AT END OF YEAR    START OF YEAR    OF YEAR      AT END OF YEAR
----------------------------------  -------------  ------------   ---------------   -------------  ------------  ---------------
ALL CAP VALUE TRUST
         2001                       $   12.500000  $  11.349968          0.000                N/A           N/A           N/A
         2002                           11.349968      9.033519      2,318.471      $   12.500000  $   9.733648         0.000
         2003                            9.033519     12.442718          0.000           9.733648     13.388187         0.000
FUNDAMENTAL VALUE TRUST
         2001                       $   12.500000  $  11.694569      2,180.959                N/A           N/A           N/A
         2002                           11.694569      9.755458      3,427.479      $   12.500000  $  10.634130         0.000
         2003                            9.755458     12.609175      3,427.479          10.634130     13.717136         0.000
GROWTH & INCOME TRUST
         1998                       $   12.500000  $  13.924321      6,874.303                N/A           N/A           N/A
         1999                           13.924321     16.387611     12,931.753                N/A           N/A           N/A
         2000                           16.387611     15.124927     14,168.941                N/A           N/A           N/A
         2001                           15.124927     13.358356     13,505.629                N/A           N/A           N/A
         2002                           13.358356     10.062499      8,144.729      $   12.500000  $  10.375910         0.000
         2003                           10.062499     12.680561      8,200.738          10.375910     13.057225         0.000
GREAT COMPANIES-AMERICA TRUST
         2003                                 N/A           N/A            N/A      $   12.500000  $  13.983394         0.000
EQUITY-INCOME TRUST
         1998                       $   12.500000  $  12.464044     27,051.493                N/A           N/A           N/A
         1999                           12.464044     12.759601     27,275.103                N/A           N/A           N/A
         2000                           12.759601     14.327119     25,292.587                N/A           N/A           N/A
         2001                           14.327119     14.446503     25,366.373                N/A           N/A           N/A
         2002                           14.446503     12.471491     21,640.423      $   12.500000  $  10.492250         0.000
         2003                           12.471491     15.590633     21,459.247          10.492250     13.098270         0.000
INCOME & VALUE TRUST
         1998                       $   12.500000  $  13.179250      1,854.886                N/A           N/A           N/A
         1999                           13.179250     14.181040      1,701.854                N/A           N/A           N/A
         2000                           14.181040     14.788189      1,431.801                N/A           N/A           N/A
         2001                           14.788189     14.865986      1,248.895                N/A           N/A           N/A
         2002                           14.865986     12.441617        147.328      $   12.500000  $  10.920928         0.000
         2003                           12.441617     15.666059         14.369          10.920928     13.729785         0.000
BALANCED TRUST
         1998                       $   12.500000  $  13.203432        914.156                N/A           N/A           N/A
         1999                           13.203432     12.856009      1,912.865                N/A           N/A           N/A
         2000                           12.856009     11.583489      2,014.739                N/A           N/A           N/A
         2001                           11.583489     10.355674      1,953.835                N/A           N/A           N/A
         2002                           10.355674      8.828607        866.291      $   12.500000  $  11.353878         0.000
         2003                            8.828607     10.045877        857.722          11.353878     12.905125         0.000
GLOBAL ALLOCATION TRUST
         2000                       $   12.500000  $  12.064740        927.758                N/A           N/A           N/A
         2001                           12.064740     10.402759        845.900                N/A           N/A           N/A
         2002                           10.402759      7.952792      2,124.696      $   12.500000  $  10.220929         0.000
         2003                            7.952792     10.009257      2,170.844          10.220929     12.868286         0.000
HIGH YIELD TRUST
         1998                       $   12.500000  $  12.279967      2,098.051                N/A           N/A           N/A
         1999                           12.279967     13.130722      2,176.489                N/A           N/A           N/A
         2000                           13.130722     11.878374      1,643.248                N/A           N/A           N/A
         2001                           11.878374     11.176956        968.165                N/A           N/A           N/A
         2002                           11.176956     10.361914        168.300      $   12.500000  $  11.795820         0.000
         2003                           10.361914     12.837065         14.496          11.795820     14.584494         0.000

                                                   SERIES I SHARES                                SERIES II SHARES
                                                      UNIT                                            UNIT
                                    UNIT VALUE AT  VALUE AT END   NUMBER OF UNITS   UNIT VALUE AT  VALUE AT END  NUMBER OF UNITS
         SUB ACCOUNT                START OF YEAR    OF YEAR      AT END OF YEAR    START OF YEAR    OF YEAR      AT END OF YEAR
----------------------------------  -------------  ------------   ---------------   -------------  ------------  ---------------
STRATEGIC BOND TRUST
         1998                       $   12.500000  $  12.280627        147.794                N/A           N/A           N/A
         1999                           12.280627     12.428556        315.740                N/A           N/A           N/A
         2000                           12.428556     13.262545          6.667                N/A           N/A           N/A
         2001                           13.262545     14.026945          6.568                N/A           N/A           N/A
         2002                           14.026945     15.215056          6.452      $   12.500000  $  13.127945         0.000
         2003                           15.215056     17.133192          0.000          13.127945     14.758224         0.000
GLOBAL BOND TRUST
         1998                       $   12.500000  $  13.080198          0.000                N/A           N/A           N/A
         1999                           13.080198     12.085889          0.000                N/A           N/A           N/A
         2000                           12.085889     12.212091          0.000                N/A           N/A           N/A
         2001                           12.212091     12.220839        420.441                N/A           N/A           N/A
         2002                           12.220839     14.614053      1,820.250      $   12.500000  $  14.409284         0.000
         2003                           14.614053     16.788281      1,824.544          14.409284     16.520263         0.000
DIVERSIFIED BOND TRUST
         1998                       $   12.500000  $  13.161158        139.729                N/A           N/A           N/A
         1999                           13.161158     13.123588        543.569                N/A           N/A           N/A
         2000                           13.123588     14.387750          6.302                N/A           N/A           N/A
         2001                           14.387750     15.337803        729.221                N/A           N/A           N/A
         2002                           15.337803     16.430511        316.443      $   12.500000  $  13.282245         0.000
         2003                           16.430511     17.109818        347.524          13.282245     13.829583         0.000
INVESTMENT QUALITY BOND TRUST
         1998                       $   12.500000  $  13.269922         87.491                N/A           N/A           N/A
         1999                           13.269922     12.902584      1,629.528                N/A           N/A           N/A
         2000                           12.902584     13.634669        693.426                N/A           N/A           N/A
         2001                           13.634669     14.987723        754.781                N/A           N/A           N/A
         2002                           14.987723     16.402910      3,083.679      $   12.500000  $  13.434847         0.000
         2003                           16.402910     17.524765        691.250          13.434847     14.342633         0.000
TOTAL RETURN TRUST
         1999                       $   12.500000  $  12.349038          0.000                N/A           N/A           N/A
         2000                           12.349038     13.634669          0.000                N/A           N/A           N/A
         2001                           13.634669     14.697020      1,321.379                N/A           N/A           N/A
         2002                           14.697020     16.023311      4,371.870      $   12.500000  $  13.423104         0.000
         2003                           16.023311     16.751628      2,999.628          13.423104     14.014008         0.000
REAL RETURN BOND TRUST
         2003                                 N/A           N/A            N/A      $   12.500000  $  13.061280         0.000
U. S. GOVERNMENT SECURITIES TRUST
         1998                       $   12.500000  $  13.159699      4,840.536                N/A           N/A           N/A
         1999                           13.159699     12.999097      4,333.170                N/A           N/A           N/A
         2000                           12.999097     14.321813        603.299                N/A           N/A           N/A
         2001                           14.321813     15.259551        539.289                N/A           N/A           N/A
         2002                           15.259551     16.405373        390.273      $   12.500000  $  13.207890         0.000
         2003                           16.405373     16.614837        276.051          13.207890     13.357923         0.000
MONEY MARKET TRUST
         1998                       $   12.500000  $  12.872909      4,306.330                N/A           N/A           N/A
         1999                           12.872909     13.331106     78,626.678                N/A           N/A           N/A
         2000                           13.331106     14.026504     54,560.354                N/A           N/A           N/A
         2001                           14.026504     14.463814     54,928.129                N/A           N/A           N/A
         2002                           14.463814     14.568162     55,416.913      $   12.500000  $  12.538332         0.000
         2003                           14.568162     14.587075     53,015.044          12.538332     12.529721         0.000

                                                   SERIES I SHARES                                SERIES II SHARES
                                                      UNIT                                            UNIT
                                    UNIT VALUE AT  VALUE AT END   NUMBER OF UNITS   UNIT VALUE AT  VALUE AT END  NUMBER OF UNITS
         SUB ACCOUNT                START OF YEAR    OF YEAR      AT END OF YEAR    START OF YEAR    OF YEAR      AT END OF YEAR
----------------------------------  -------------  ------------   ---------------   -------------  ------------  ---------------
Small Cap Index Trust
         2000                       $   12.500000  $  11.668507          0.000                N/A           N/A           N/A
         2001                           11.668507      9.775132          0.000                N/A           N/A           N/A
         2002                            9.775132      8.926883          0.000      $   12.500000  $   9.563289         0.000
         2003                            8.926883     13.376422          0.000           9.563289     13.836087         0.000
INTERNATIONAL INDEX TRUST
         2000                       $   12.500000  $  11.236763          0.000                N/A           N/A           N/A
         2001                           11.236763     13.063516          0.000                N/A           N/A           N/A
         2002                           13.063516      7.158898          0.000      $   12.500000  $  10.222792         0.000
         2003                            7.158898      9.420474          0.000          10.222792     13.445689         0.000
MID CAP INDEX TRUST
         2000                       $   12.500000  $  13.354538          0.000                N/A           N/A           N/A
         2001                           13.354538     11.110924          0.000                N/A           N/A           N/A
         2002                           11.110924     11.032915          0.000      $   12.500000  $  10.073386         0.000
         2003                           11.032915     14.779952          0.000          10.073386     13.469925         0.000
TOTAL STOCK MARKET INDEX TRUST
         2000                       $   12.500000  $  11.211599          0.000                N/A           N/A           N/A
         2001                           11.211599      9.887504          0.000                N/A           N/A           N/A
         2002                            9.887504     10.288626          0.000      $   12.500000  $  10.288626         0.000
         2003                           10.288626     10.068221          0.000          10.288626     13.347507         0.000
500 INDEX TRUST
         2000                       $   12.500000  $  11.270447          0.000                N/A           N/A           N/A
         2001                           11.270447      9.831172      1,752.470                N/A           N/A           N/A
         2002                            9.831172      7.582718      1,752.470      $   12.500000  $  10.294172         0.000
         2003                            7.582718      9.662834      1,752.470          10.294172     13.092894         0.000
LIFESTYLE AGGRESSIVE 1000 TRUST
         1998                       $   12.500000  $  11.895710        363.913                N/A           N/A           N/A
         1999                           11.895710     13.497935      1,565.669                N/A           N/A           N/A
         2000                           13.497935     12.728218      1,966.490                N/A           N/A           N/A
         2001                           12.728218     10.938337        762.170                N/A           N/A           N/A
         2002                           10.938337      8.634242        720.641      $   12.500000  $  10.085357         0.000
         2003                            8.634242     11.596360        718.911          10.085357     13.545301         0.000
LIFESTYLE GROWTH 820 TRUST
         1998                       $   12.500000  $  12.159849      5,302.697                N/A           N/A           N/A
         1999                           12.159849     14.033145      5,144.277                N/A           N/A           N/A
         2000                           14.033145     13.529644      5,139.431                N/A           N/A           N/A
         2001                           13.529644     12.251081      5,434.568                N/A           N/A           N/A
         2002                           12.251081     10.263411      5,115.308      $   12.500000  $  10.751721         0.000
         2003                           10.263411     13.236569      5,110.009          10.751721     13.854637         0.000
LIFESTYLE BALANCED 640 TRUST
         1998                       $   12.500000  $  12.282889      6,978.000                N/A           N/A           N/A
         1999                           12.282889     13.671696     11,201.806                N/A           N/A           N/A
         2000                           13.671696     13.929909     16,881.644                N/A           N/A           N/A
         2001                           13.929909     13.204737     16,390.727                N/A           N/A           N/A
         2002                           13.204737     11.837471     10,361.517      $   12.500000  $  11.423888         0.000
         2003                           11.837471     14.609643      7,358.334          11.423888     14.099207         0.000
LIFESTYLE MODERATE 460 TRUST
         1998                       $   12.500000  $  12.868825      5,852.516                N/A           N/A           N/A
         1999                           12.868825     13.746687     11,142.295                N/A           N/A           N/A
         2000                           13.746687     14.242240     10,111.608                N/A           N/A           N/A
         2001                           14.242240     14.022897      9,321.967                N/A           N/A           N/A
         2002                           14.022897     13.396098      8,342.375      $   12.500000  $  11.983146         0.000
         2003                           13.396098     15.713175     10,389.080          11.983146     14.055820         0.000

                                                   SERIES I SHARES                                SERIES II SHARES
                                                      UNIT                                            UNIT
                                    UNIT VALUE AT  VALUE AT END   NUMBER OF UNITS   UNIT VALUE AT  VALUE AT END  NUMBER OF UNITS
         SUB ACCOUNT                START OF YEAR    OF YEAR      AT END OF YEAR    START OF YEAR    OF YEAR      AT END OF YEAR
----------------------------------  -------------  ------------   ---------------   -------------  ------------  ---------------
LIFESTYLE CONSERVATIVE 280 TRUST
         1998                       $   12.500000  $  13.175636      2,240.611                N/A           N/A           N/A
         1999                           13.175636     13.593172      2,571.768                N/A           N/A           N/A
         2000                           13.593172     14.547877      2,195.532                N/A           N/A           N/A
         2001                           14.547877     14.949047      1,909.730                N/A           N/A           N/A
         2002                           14.949047     15.138171      1,898.044      $   12.500000  $  12.570409         0.000
         2003                           15.138171     16.811358      1,958.219          12.570409     13.959339         0.000
AMERICAN INTERNATIONAL TRUST
         2003                                 N/A           N/A            N/A      $   12.500000  $  16.610885         0.000
AMERICAN GROWTH TRUST
         2003                                 N/A           N/A            N/A          12.500000  $  15.364552     2,757.238
AMERICAN GROWTH-INCOME TRUST
         2003                                 N/A           N/A            N/A      $   12.500000  $  15.484195         0.000
AMERICAN BLUE CHIP GROWTH  AND INCOME TRUST
         2003                                 N/A           N/A            N/A      $   12.500000  $  15.394465         0.000

Units under this series of contracts were first credited under the subaccounts on March 30, 1998 except in the following instances:

   Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 2000.

   Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.

   Capital Appreciation Trust where units were first credited on November 1, 2000.

   Health Sciences, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.

   Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.

   American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.

   Great Companies-America where units were first credited on August 4, 2003.

                       STATEMENT OF ADDITIONAL INFORMATION

                  MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                                       OF

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.

                The Manufacturers Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                                    663-3000
                                 (800) 344-1029

             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004.

Strategy .SAI 5/04

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.........................................    3
ACCUMULATION UNIT VALUE TABLES..........................................    3
SERVICES................................................................    3
   Independent Auditors.................................................    3
   Servicing Agent......................................................    3
   Principal Underwriter................................................    3
APPENDIX A: AUDITED FINANCIAL STATEMENTS................................  A-1

GENERAL INFORMATION AND HISTORY

The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

ACCUMULATION UNIT VALUE TABLES

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

SERVICES

INDEPENDENT AUDITORS

The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate Account A) at December 31, 2003 and for each of the two years in the period ended December 31, 2003, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

                  daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

                  semimonthly commission statements;

                  monthly summaries of agent production and daily transaction reports;

                  semiannual statements for contract owners; and

                  annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

Manulife Financial Securities LLC ("Manulife Financial Securities "), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by us, served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to Manulife Financial Securities in 2003, 2002 and MSS in 2001 were $293,120,491, $275,138,774 and $202,486,965, respectively. Manulife Financial Securities and MSS did not retain any of these amounts during such periods.

                    APPENDIX A: AUDITED FINANCIAL STATEMENTS

                             THE MANUFACTURERS LIFE
                                INSURANCE COMPANY
                                    (U.S.A.)

                              AUDITED CONSOLIDATED
                         U.S. GAAP FINANCIAL STATEMENTS

                                   YEARS ENDED
                        DECEMBER 31, 2003, 2002 AND 2001

                            [MANULIFE FINANCIAL LOGO]

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                    AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                    CONTENTS

REPORT OF INDEPENDENT AUDITORS..........................................................................       1

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

     CONSOLIDATED BALANCE SHEETS........................................................................       2
     CONSOLIDATED STATEMENTS OF INCOME..................................................................       3
     CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS..........................................       4
     CONSOLIDATED STATEMENTS OF CASH FLOWS..............................................................       5
     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.........................................................       7

                         REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2003 and 2002, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States.

As described in note 1, The Manufacturers Life Insurance Company (U.S.A.) merged with Manulife Reinsurance Corporation (U.S.A.) on January 1, 2002. The comparative financial statements for 2001 represent the combined financial statements of The Manufacturers Life Insurance Company (U.S.A.) and Manulife Reinsurance Corporation (U.S.A.).


                                                  /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
April 8, 2004

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

                As at December 31 ($US millions)
                             ASSETS                                                        2003               2002
                             ------                                                        ----               ----
INVESTMENTS:

Securities available-for-sale, at fair value:
       Fixed-maturity (amortized cost: 2003  $9,827; 2002 $10,816)                      $   10,653          $   11,869
       Equity (cost: 2003 $401; 2002 $674)                                                     475                 679
Mortgage loans                                                                               2,187               1,921
Real estate                                                                                  1,259               1,078
Policy loans                                                                                 2,532               2,369
Short-term investments                                                                         564                 302
                                                                                        ----------          ----------
TOTAL INVESTMENTS                                                                       $   17,670          $   18,218
                                                                                        ----------          ----------
Cash and cash equivalents                                                               $      972          $      718
Deferred acquisition costs                                                                   3,154               2,731
Due from affiliates                                                                          2,330                 618
Amounts recoverable from reinsurers                                                          1,140               1,215
Other assets                                                                                   717                 674
Separate account assets                                                                     43,694              29,929
                                                                                        ----------          ----------
TOTAL ASSETS                                                                            $   69,677          $   54,103
                                                                                        ==========          ==========
LIABILITIES, CAPITAL AND SURPLUS
LIABILITIES:

Policyholder liabilities and accruals                                                   $   20,428          $   19,447
Net deferred tax liability                                                                     426                 196
Due to affiliate                                                                               289                 122
Notes payable to parent                                                                          -                 370
Other liabilities                                                                            1,265                 857
Separate account liabilities                                                                43,694              29,929
                                                                                        ----------          ----------
TOTAL LIABILITIES                                                                       $   66,102          $   50,921
                                                                                        ==========          ==========
CAPITAL AND SURPLUS:

Capital stock                                                                           $        5          $        5
Retained earnings                                                                            2,777               2,666
Accumulated other comprehensive income                                                         793                 511
                                                                                        ----------          ----------
TOTAL CAPITAL AND SURPLUS                                                               $    3,575          $    3,182
                                                                                        ----------          ----------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                                  $   69,677          $   54,103
                                                                                        ==========          ==========

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF INCOME

        FOR THE YEARS ENDED DECEMBER 31
               ($US millions)                                    2003               2002             2001
               --------------                                    ----               ----             ----
REVENUE:

     Premiums                                                  $    955          $    1,002         $ 1,044
     Fee income                                                   1,101                 930             903
     Net investment income                                        1,174               1,157           1,184
     Net realized investment gains (losses)                         160                (222)             56
     Other                                                           11                  4              13
                                                               --------          ----------         -------
TOTAL REVENUE                                                  $  3,401          $    2,871         $ 3,200
                                                               --------          ----------         -------

BENEFITS AND EXPENSES:

     Policyholder benefits and claims                          $  1,829          $    1,606         $ 1,734
     Operating expenses and commissions                             654                 575             617
     Amortization of deferred acquisition costs                     227                  92             276
     Interest expense                                                46                  42              46
     Policyholder dividends                                         377                 370             348
                                                               --------          ----------         -------
TOTAL BENEFITS AND EXPENSES                                    $  3,133          $    2,685         $ 3,021
                                                               --------          ----------         -------
INCOME BEFORE INCOME TAXES                                          268                 186             179
                                                               --------          ----------         -------
INCOME TAX EXPENSE                                                   77                  31              34
                                                               --------          ----------         -------
NET INCOME                                                     $    191          $      155         $   145
                                                               ========          ==========         =======

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND
SURPLUS

                                                                               ACCUMULATED
                                                                                  OTHER              TOTAL
FOR THE YEARS ENDED DECEMBER 31                      CAPITAL      RETAINED    COMPREHENSIVE       CAPITAL AND
       ($US millions)                                 STOCK       EARNINGS    INCOME (LOSS)         SURPLUS
       --------------                                 -----       --------    -------------         -------
BALANCE, DECEMBER 31, 2000                             $ 5        $  2,366      $     303          $   2,674
Comprehensive income                                     -             145           (150)                (5)
Capital contribution                                     -             125              -                125
Dividend to shareholder                                  -            (125)             -               (125)
                                                       ---        --------      ---------          ---------
BALANCE, DECEMBER 31, 2001                             $ 5        $  2,511      $     153          $   2,669
Comprehensive income                                     -             155            358                513
                                                       ---        --------      ---------          ---------
BALANCE, DECEMBER 31, 2002                             $ 5        $  2,666      $     511          $   3,182
                                                       ---        --------      ---------          ---------
Comprehensive income                                     -             191            282                473
Dividend to shareholder                                  -             (80)             -                (80)
                                                       ---        --------      ---------          ---------
BALANCE, DECEMBER 31, 2003                             $ 5        $  2,777      $     793          $   3,575
                                                       ---        --------      ---------          ---------

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

            FOR THE YEARS ENDED DECEMBER 31
                      ($US millions)                                       2003            2002              2001
                      --------------                                       ----            ----              ----
OPERATING ACTIVITIES:

   Operating cash inflows:

     Premiums                                                           $        972     $   1,018         $   1,014
     Fee income                                                                1,168           981               930
     Net investment income                                                     1,229         1,153             1,211
     Other                                                                        11             4                13
                                                                        ------------     ---------         ---------
     TOTAL OPERATING CASH INFLOWS                                       $      3,380     $   3,156         $   3,168
   Operating cash outflows:

      Benefit payments                                                         1,495         1,480             1,378
      Insurance expenses and taxes                                             1,237         1,180             1,193
      Dividends paid to policyholders                                            373           358               333
      Change in other assets and other liabilities                              (288)         (422)              (83)
                                                                        ------------     ---------         ---------
      TOTAL OPERATING CASH OUTFLOWS                                     $      2,817     $   2,596         $   2,821
                                                                        ------------     ---------         ---------
Net cash provided by operating activities                               $        563     $     560         $     347
                                                                        ------------     ---------         ---------
INVESTING ACTIVITIES:

Fixed-maturity securities sold, matured or repaid                       $     11,223     $   8,634            10,623
Fixed-maturity securities purchased                                           (9,715)       (9,082)          (10,743)
Equity securities sold                                                           530            34               412
Equity securities purchased                                                     (166)         (214)             (587)
Mortgage loans advanced                                                         (564)         (432)             (334)
Mortgage loans repaid                                                            307           186               200
Real estate sold                                                                   -             1                39
Real estate purchased                                                           (197)          (60)              (29)
Policy loans advanced, net                                                      (163)         (143)             (228)
Short-term investments                                                          (262)          (41)              465
Other investments, net                                                            10            (4)              (29)
                                                                        ------------     ---------         ---------
Net cash provided by (used in) investing activities                     $      1,003     $  (1,121)        $    (211)
                                                                        ------------     ---------         ---------
FINANCING ACTIVITIES:

Deposits and interest credited to policyholder account balances         $      1,877     $   1,778         $   1,768
Withdrawals from policyholder account balances                                (1,392)       (1,342)           (1,450)
Unearned revenue                                                                  85           168                 -
Amounts due (from) to affiliates, net                                         (1,516)          101               150
Principal repayment of amounts due to affiliates and parent                     (416)         (211)             (377)
Capital Contribution                                                               -             -               156
Net reinsurance recoverable                                                      132           243               121
Dividend paid to shareholder                                                     (80)            -              (125)
Repaid Funds                                                                      (2)           (2)                -
                                                                        ------------     ---------         ---------
Net cash  (used in)  provided by financing activities                   $     (1,312)    $     735         $     243
                                                                        ------------     ---------         ---------
Increase in cash and cash equivalents during the period                 $        254     $     174         $     379
Cash and cash equivalents at beginning of year                                   718           544               165
                                                                        ------------     ---------         ---------
BALANCE, END OF PERIOD                                                  $        972     $     718         $     544
                                                                        ============     =========         =========

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                      FOR THE YEARS ENDED DECEMBER 31
                                ($US millions)                                    2003               2002             2001
                                --------------                                    ----               ----             ----
RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:

   NET INCOME                                                                    $    191           $   155          $   145
   ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY
     OPERATING ACTIVITIES

     Net Realized  (gains) losses                                                    (160)              222              (56)
     Net depreciation, amortization of bond premium discount and other
       investment related items                                                        55                (5)              27
     Addition to policyholder liabilities and accruals                                334               126              356
     Deferred acquisition costs                                                      (651)             (567)            (543)
     Amortization of deferred acquisition costs                                       227                92              276
     Increase in deferred tax liability, net                                          143                83               96
     Interest expense                                                                  46                42               46
     Policyholder dividends                                                             4                12               15
     Change in other assets and other liabilities                                     288               422               83
     Other, net                                                                        86               (22)             (98)

                                                                                 --------           -------          -------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                        $    563           $   560          $   347
                                                                                 ========           =======          =======

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                DECEMBER 31, 2003
                           (IN MILLIONS OF US DOLLARS)

1.       ORGANIZATION AND BASIS OF PRESENTATION

         The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

         Effective January 1, 2002, Manulife Reinsurance Corporation (U.S.A.) ("MRC"), the former direct parent of ManUSA, and The Manufacturers Life Insurance Company of North America ("MNA"), a former subsidiary of ManUSA, were merged with and into ManUSA to continue under the name The Manufacturers Life Insurance Company (U.S.A.). MRC was the sole shareholder of ManUSA. Shares of ManUSA held by MRC were cancelled and ManUSA issued new shares to MRC's sole shareholder, The Manufacturers Investment Corporation ("MIC").

         Pursuant to the merger on January 1, 2002, MRC transferred its 100% interest in Manulife Reinsurance Limited (Bermuda) ("MRL"), a Bermuda based company, to MIC and as a result, MRL remains a sister company to ManUSA and a 100% controlled subsidiary of MIC.

         The amalgamation of ManUSA and MRC represents the combination of businesses under common control and has been accounted for using "pooling-of-interests" accounting. The accompanying comparative financial statements for 2001 are restated based on the assumption that the companies have been combined since January 1, 2000 and exclude MRL which is currently a subsidiary of MIC. The following is a reconciliation of the amounts of revenue and net income previously reported for 2001 with the restated amounts:

FOR THE YEAR ENDED DECEMBER 31                 2001

TOTAL REVENUE:

As previously reported by ManUSA              $ 2,859

MRC, excluding MRL                                341
                                              -------

AS RESTATED                                   $ 3,200
                                              -------

NET INCOME:

As previously reported by ManUSA

                                              $    41

MRC, excluding MRL                                104
                                              -------

AS RESTATED                                   $   145
                                              -------

1.       ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

         Prior to January 1, 2002, ManUSA and MRC, in the normal course of business, entered into certain reinsurance and administrative transactions. These intercompany transactions have been eliminated in the accompanying consolidated financial statements and in the preceding table.

         In addition, on January 1, 2002, all of the in force operations of The Manufacturers Life Insurance Company of America ("MLA"), a subsidiary of ManUSA, were transferred to ManUSA by way of an assumption reinsurance agreement and dividend declaration. As a result of this reorganization, products previously sold and administered under the name of MRC, MNA, and MLA are now offered and administered under the name of ManUSA. Also effective January 1, 2002, Manulife-Wood Logan Holding Co., Inc., Manulife Wood Logan, Inc., and Manulife Holding Corporation, all subsidiaries of ManUSA, were liquidated into ManUSA. All of these transactions have been reflected in these consolidated financial statements at carrying value.

         ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, individual wealth management and group wealth management related products. These products are marketed primarily in the United States.

2.       SIGNIFICANT ACCOUNTING POLICIES

   A)    RECENT ACCOUNTING STANDARDS

         The Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 141, "Business Combinations," ("SFAS 141") and Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). Both of these Statements were adopted by the Company effective for fiscal periods commencing January 1, 2002. SFAS 141 requires that all business combinations, other than those for businesses under common control, be accounted for using the purchase method and provides specific criteria for recognizing intangible assets separately from goodwill. Under SFAS 142, goodwill and intangible assets with an indefinite useful life are no longer amortized but are reviewed for impairment annually, or more frequently if impairment indicators arise. As at December 31, 2003, goodwill amounted to $62 (2002 - $62) and is recorded in other assets in the consolidated balance sheets. The Company has reviewed the new standards and determined that its goodwill is not impaired.

         The following table presents the restated net income for 2001 assuming retroactive application of the provisions of SFAS 142:

         FOR THE YEAR ENDED DECEMBER 31                                                              2001
         ------------------------------                                                            --------
Net income as reported                                                                             $    145

Addback:  Goodwill amortization, net of tax                                                               2
                                                                                                   --------

NET INCOME, EXCLUDING GOODWILL AMORTIZATION, NET OF TAX                                            $    147
                                                                                                   --------

         In January, 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51",which clarifies the consolidation accounting guidance in Accounting Research Bulletin No. 51, "Consolidated Financial Statements" (ARB No. 51) as it applies to certain entities in which equity investors which do not have the characteristics of a controlling financial interest, or do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. This interpretation is effective for the fiscal or interim periods beginning after January 1, 2004 for variable interest entities acquired before February 1, 2003, and in 2003 for variable interest entities created after January 31, 2003. The Company is currently evaluating the impact of this pronouncement.

         In April 2003, the FASB's Derivative Implementation Group (DIG) released DIG B36, which addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The effective date of the implementation guidance is January 1, 2004. The Company has determined that certain of its reinsurance agreements contain embedded derivatives requiring bifurcation. The Company has not yet determined the fair value of the embedded derivatives or completed its evaluation of the pronouncement.

         In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 will be effective for the Company's financial statements on January 1, 2004. The Company is currently evaluating the impact of adopting SOP 03-1 on its consolidated financial statements.

   B)    INVESTMENTS

         The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

         Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the specific-identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other than temporary, the Company considers various factors including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

         Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

         Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

         Policy loans are reported at aggregate unpaid balances, which approximates fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than ninety days at the date of acquisition, are reported at amortized cost which approximates fair value.

   C)    DERIVATIVES

         The Company adopted the Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by Statement of Financial Accounting Standards No. 138, on January 1, 2001. As a result, all derivative instruments are reported on the Consolidated Balance Sheet at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings. There was no cumulative transition adjustment at the time of adoption.

         For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net gains of $3 after tax, included in other comprehensive income as at December 31, 2003, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

   D)    CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

   E)    DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. DAC associated with all other insurance and reinsurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future gross profits and any unrecoverable portion is immediately expensed.

   F)    POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

         For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

         For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.8%. As at December 31, 2003, participating insurance expressed as a percentage of gross actuarial reserves and account value is 47%.

         For those participating policies in force as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As at December 31, 2003, $9,315 (2002 - $8,846) of policyholder liabilities and accruals related to the participating policyholders' account is included in the closed block.

         ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as at December 31, 2003.

   G)    SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

   H)    REVENUE RECOGNITION

         Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

         Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

         Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

   I)    POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

   J)    REINSURANCE

         The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

         The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

   K)    STOCK-BASED COMPENSATION

         Certain of ManUSA's employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC, the indirect parent of the Company. Effective January 1, 2003, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with US generally accepted accounting principles, is recorded in the accounts of ManUSA.

   L)    INCOME TAXES

         Income taxes have been provided for in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

         ManUSA joins its indirect parent, Manulife Holdings (Delaware) LLC., and its subsidiaries, with the exception of The Manufacturers Life Insurance Company of New York ("MNY"), in filing a U.S. consolidated income tax return. MNY files a separate federal income tax return. Prior to the reorganization, MNY filed as a member of the consolidated tax return with its direct parent, MNA [note 1].

         In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to other liabilities. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

   M)    FOREIGN EXCHANGE TRANSLATION

         The balance sheet of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the balance sheet date. The statement of income of the Company's foreign operations are translated into U.S. dollars using average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

   N)    COMPARATIVE FIGURES

         Certain of the prior year's figures have been reclassified to conform to the current year's presentation.

   O)    USE OF ESTIMATES

         The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

         During 2003, the Company made adjustments to the amortized costs of its fixed-maturity and equity securities, recognizing $53 in other than temporary impairments in the investment portfolio, net of the related DAC and unearned revenue liability unlocking. In 2002, there were more significant adjustments made to the amortized costs of its fixed-maturity and equity securities by recognizing $177 in other than temporary impairments in the investment portfolio, net of the related DAC and unearned revenue liability unlocking. Also in 2002, three items led to a combined net positive income effect from DAC and unearned revenue liability unlocking of $139. The latter changes included positive impacts from an extension of the DAC amortization period on its participating line of business, and improved mortality assumptions on its participating and universal life businesses, and a negative impact from equity market performance below historical assumptions on its variable annuity business.

3.       INVESTMENTS AND INVESTMENT INCOME

   A)    FIXED-MATURITY AND EQUITY SECURITIES

         At December 31, 2003, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                                      GROSS
                                                                 GROSS              UNREALIZED
                                     AMORTIZED COST         UNREALIZED GAINS          LOSSES              FAIR VALUE
     AS AT DECEMBER 31             2003         2002       2003        2002       2003       2002       2003        2002
     -----------------             ----         ----       ----        ----       ----       ----       ----        ----
 FIXED-MATURITY SECURITIES:

 U.S. government                  $ 2,536      $ 2,562     $  64      $   (18)   $  197     $    -     $ 2,582     $2,759
 Foreign governments                1,108        1,458       202          314        (3)         -       1,307      1,772
 Corporate                          5,933        6,326       589          639       (23)      (143)      6,499      6,822
 Asset - backed                       250          470        18           47        (3)        (1)        265         516
                                  -------      -------     -----      -------    ------    -------     -------     -------

 TOTAL FIXED-MATURITY              $9,827      $10,816     $ 873      $ 1,197    $  (47)    $ (144)    $10,653     $11,869
 SECURITIES
                                  -------      -------     -----      -------    ------    -------     -------     -------

 EQUITY SECURITIES                   $401      $   714     $  83      $    38    $   (9)    $  (73)    $   475     $   679
                                  -------      -------     -----      -------    ------    -------     -------     -------

         Proceeds from sales of fixed-maturity securities during 2003 were $10,986 (2002 - $8,481 and 2001 - $10,710). Gross gains and losses of
         $251 and $122 respectively, were realized on those sales (2002 - $218 and $154 respectively, 2001 - $230 and $100 respectively). In addition during 2003, other-than-temporary impairments of $10 (2002 - $109, 2001
         - $73) were recognized in income.

         Proceeds from the sale of equity securities during 2003 were $ 530 (2002 - $34 and 2001 - $412). Gross gains and losses of $181 and $147 respectively, were realized on those sales (2002 - $48 and $84 respectively, 2001 - $20 and $31 respectively). In addition during 2003, other-than-temporary impairments of $51 (2002 - $135, 2001 - $48) were recognized in income.

         The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

         At December 31, 2003, there are 323 fixed-income securities that have a gross unrealized loss of $47 of which the single largest unrealized loss is $7. The Company anticipates that these fixed income securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these fixed-income securities until they recover or mature.

         At December 31, 2003, there are 78 equity securities that have a gross unrealized loss of $9, of which the single largest unrealized loss is $2. The Company anticipates that these equity securities will recover in value.

         The contractual maturities of fixed-maturity securities at December 31, 2003 are shown below.

                AS AT DECEMBER 31, 2003                       AMORTIZED COST             FAIR VALUE
                -----------------------                       --------------             ----------
Fixed-maturity securities, excluding mortgage-backed
securities:

     One year or less                                             $   312                  $    317
     Greater than 1; up to 5 years                                  1,473                     1,565
     Greater than 5; up to 10 years                                 2,802                     3,033
     Due after 10 years                                             4,990                     5,473
Asset - backed securities                                             250                       265
                                                                  -------                  --------
TOTAL FIXED-MATURITY SECURITIES                                   $ 9,827                  $ 10,653
                                                                  -------                  --------

         Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

   B)    MORTGAGE LOANS

         Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowances for mortgage loan losses were as follows:

 AS AT DECEMBER 31                                                        2003                  2002
 -----------------                                                        ----                  ----
IMPAIRED LOANS                                                           $   90                $   80
                                                                         ------                ------

Allowance, January 1                                                     $   36                $   50

Deductions                                                                   (5)                  (14)
                                                                         ------                ------

ALLOWANCE, DECEMBER 31                                                   $   31                $   36
                                                                         ------                ------

         All impaired loans have been provided for and no interest is accrued on impaired loans.

   C)    INVESTMENT INCOME

         Income by type of investment was as follows:

FOR THE YEARS ENDED DECEMBER 31                               2003             2002             2001
-------------------------------                               ----             ----             ----
Fixed-maturity securities                                    $  737           $  729           $  751

Equity securities                                                12               11               11

Mortgage loans                                                  149              139              128

Investment real estate                                           86               88               91

Other investments                                               228              228              239
                                                             ------           ------           ------

Gross investment income                                       1,212            1,195            1,220

Investment expenses                                             (38)             (38)             (36)
                                                             ------           ------           ------

NET INVESTMENT INCOME                                        $1,174           $1,157           $1,184
                                                             ------           ------           ------

   D)    SIGNIFICANT EQUITY INTERESTS

         ManUSA holds a 27.7% indirect interest in Flex Leasing I, LLC ("Flex I") which is accounted for using the equity method whereby ManUSA recognizes its proportionate share of the investee's net income or loss. In 2003, ManUSA sold its 19.6% direct interest in Flex II, LLC, which also had been accounted for using the equity method, for a realized gain of $1.

         As at December 31, 2003, the total assets for Flex I were $296 (2002 - $306 for Flex I and $87 for Flex II 2001 - $396 for both Flex I and Flex II), with total liabilities amounting to $237 (2002 - $248 for Flex I and $77 for Flex II 2001 - $295 for both Flex I and Flex II)). For the year ended December 31, 2003, total net loss amounted to $5 (2002 - $3 for Flex I and $4 for Flex II 2001 $4 for both Flex I and Flex II).

   E)    SECURITIES LENDING

         The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is lodged by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As at December 31, 2003, the Company has loaned securities (which are included in invested assets) with a carrying value and market value of approximately $667 and $642 respectively (2002 - $1,316 and $1,407 respectively).

4.       COMPREHENSIVE INCOME

   A)    TOTAL COMPREHENSIVE INCOME WAS AS FOLLOWS:

              FOR THE YEARS ENDED DECEMBER 31                 2003             2002             2001
              -------------------------------                 ----             ----             ----
NET INCOME                                                   $  191           $  155           $  145
                                                             ------           ------           ------

OTHER COMPREHENSIVE  INCOME, NET OF DAC, DEFERRED INCOME
TAXES   AND   OTHER   AMOUNTS    REQUIRED   TO   SATISFY
POLICYHOLDER LIABILITIES:
  Unrealized  holding gains (losses)  arising during the
      year                                                      209              269             (118)

  Minimum pension liability                                      24              (25)              (3)
  Foreign currency translation                                  131               44              (13)
  Less:
  Reclassification  adjustment  for realized  gains and
       losses included in net income                             82              (70)              16
                                                             ------           ------           ------

Other comprehensive income                                      282              358             (150)
                                                             ------           ------           ------

COMPREHENSIVE INCOME                                         $  473           $  513           $   (5)
                                                             ------           ------           ------

         Other comprehensive income is reported net of tax expense (benefit) of $81, $169, and ($74) for 2003, 2002 and 2001, respectively.

   B)    ACCUMULATED OTHER COMPREHENSIVE INCOME IS COMPRISED OF THE FOLLOWING:

           AS AT DECEMBER 31                       2003           2002
           -----------------                       ----           ----
UNREALIZED GAINS :

     Beginning balance                            $ 512          $ 173
     Current period change                          128            339
                                                  -----          -----

     Ending balance                               $ 640          $ 512
                                                  -----          -----
MINIMUM PENSION LIABILITY:

     Beginning balance                            $ (28)         $  (3)
     Current period change                           25            (25)
                                                  -----          -----

     Ending balance                               $  (3)         $ (28)
                                                  -----          -----
FOREIGN CURRENCY:

     Beginning balance                            $  27          $ (17)
     Current period change                          129             44
                                                  -----          -----

     Ending balance                               $ 156          $  27
                                                  -----          -----

ACCUMULATED OTHER COMPREHENSIVE INCOME            $ 793          $ 511
                                                  =====          =====

   C)    UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE

         Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:

                     AS AT DECEMBER 31                                2003             2002
                     -----------------                               -------          -------
Gross unrealized gains                                               $ 1,385          $ 1,234

Gross unrealized losses                                                  (56)            (217)

DAC and other amounts required to satisfy policyholder                  (345)            (237)
      liabilities

Deferred income taxes                                                   (344)            (268)
                                                                     -------          -------

NET UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE                $   640          $   512
                                                                     -------          -------


5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

     FOR THE YEARS ENDED DECEMBER 31                                       2003                  2002
     -------------------------------                                     -------               --------
Balance, January 1                                                       $ 2,731               $  2,375
Capitalization                                                               651                    568
Amortization                                                                (227)                   (92)
Effect of net unrealized gains on securities
       available-for-sale                                                     (1)                  (118)
                                                                         -------               --------
BALANCE, DECEMBER 31                                                     $ 3,154               $  2,731
                                                                         -------               --------

6.       INCOME TAXES

         The components of income tax expense were as follows:

FOR THE YEARS ENDED DECEMBER 31                                        2003                   2002       2001
-------------------------------                                       ------                 ------    -------
Current (benefit) expense                                             $  (66)                $ (52)     $ (62)

Deferred expense                                                         143                    83         96
                                                                      ------                 -----      -----

TOTAL EXPENSE                                                         $   77                 $  31      $  34
                                                                      ======                 =====      =====

         Income before federal income taxes differs from taxable income principally due to permanent differences, including tax-exempt investment income and dividends received tax deductions, and timing differences which include differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

         Deferred income tax assets (liabilities), result from tax affecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date. The Company's deferred income tax assets (liabilities) are as follows:

FOR THE YEARS ENDED DECEMBER 31                                  2003           2002
-------------------------------                                -------        -------
DEFERRED TAX ASSETS:

     Differences in computing policy reserves                  $   598        $   576

     Investments                                                     1              5

     Policyholder dividends payable                                 11             13

     Net operating loss                                            178            214

     Other deferred tax assets                                      34             60
                                                               -------        -------

Deferred tax assets                                            $   822        $   868
                                                               -------        -------

DEFERRED TAX LIABILITIES:

     Deferred acquisition costs                                $   672        $   548

     Unrealized gains on securities available-for-sale             472            349

     Premiums receivable                                            25             27

     Investments                                                    58             90

     Other deferred tax liabilities                                 21             50
                                                               -------        -------

Deferred tax liabilities                                       $ 1,248        $ 1,064
                                                               -------        -------

NET DEFERRED TAX (LIABILITIES) ASSETS                          $  (426)       $  (196)
                                                               -------        -------

         At December 31, 2003, the Company has operating loss carry forwards of $508 that will begin to expire in 2015, and $3.4 of tax credits with no expiry limitation. At December 31, 2002 and December 31, 2001, the company had operating loss carryforwards of $612 and $266 respectively and $1.4 (in both years) of tax credits.

7.       NOTES PAYABLE TO PARENT

         On December 29, 1997, the Company issued two surplus debentures for $240 bearing interest at 7.93% per annum to MIC.

         On April 1, 1998, the Company issued two additional surplus debentures for $150 bearing interest at 8.10% per annum to MIC. During 2002, a partial principal repayment of $20 on one of the debentures was made.

         On December 31, 2003, with the approval of the Michigan Division of Insurance by letter dated December 23, 2003, the Company repaid the total remaining principal of $370 to MIC plus accrued interest of $12. Total interest paid was $31, $32, and $31 for 2003, 2002, and 2001, respectively.

8.       CAPITAL AND SURPLUS

         Capital Stock is comprised of the following:

                                                                            2003                   2002
                                                                            ----                   ----
AUTHORIZED:
     50,000,000 Preferred shares, Par value $1.00                            -                       -
     50,000,000 Common shares, Par value $1.00
ISSUED AND OUTSTANDING:
     100,000 Preferred shares
     4,728,934 Common shares                                                 5                       5
                                                                          ------                  ----

         As part of the reorganization that was effected January 1, 2002, all of ManUSA's outstanding preferred shares and common shares that were held by MRC were redeemed and then reissued to MIC at the same stated value [note 1].

         ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

         Net income (loss) and net capital and surplus, as determined in accordance with statutory accounting principles for ManUSA, MRC and their life insurance subsidiaries were as follows:

                                                                              US STATUTORY BASIS
                                                                     --------------------------------------
                                                                       2003           2002        2001
FOR THE YEARS ENDED DECEMBER 31                                      (NOTE 1)       (NOTE 1)  (NOT RESTATED)
--------------------------------                                     --------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.):
   Net income (loss)                                                 $   289        $  (396)      $    55
   Net capital and surplus                                               954          1,078         1,280
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA:
   Net loss                                                          $     -        $     -       $  (117)
   Net capital and surplus                                                 -              -           212
THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA:
   Net loss                                                          $     -        $     -       $   (20)
   Net capital and surplus                                                 -              -           100
MANULIFE REINSURANCE CORPORATION (U.S.A.):
   Net income                                                        $     -        $     -       $   171
   Net capital and surplus                                                 -              -         1,359
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK:
   Net income (loss)                                                 $     2        $   (26)      $   (26)
   Net capital and surplus                                                52             52            34

         As a result of the demutualization of MLI there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS

   A)    EMPLOYEE RETIREMENT PLANS

         The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan"). Effective January 1, 2002, Manulife Wood Logan Inc. employees commenced earning a benefit under the Plan. Effective July 1, 2002, the Wood Logan Associates, Inc. Pension Plan, which was frozen as of December 31, 2001, was merged into the Plan.

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

         Pension benefits are provided to participants of the Plan after 3 years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are a function of the 1-year U.S. Treasury Constant Maturity Bond rate plus 0.25%, but no less than 5.25% per annum.

         Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants,employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 2003, the projected benefit obligation to the participants of the Plan was $76 (2002 - $66), which was based on an assumed interest rate of 6.0% (2002 - 6.75%). The fair value of the Plan assets totaled $71 (2002 - $60).

         The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

         Benefits under the Supplemental Plan are provided to participants who terminate after 3 years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

         Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are equal to the 1-year U.S. Treasury Constant Maturity Bond rate plus 0.25%, but no less than 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he / she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

         At December 31, 2003, the projected benefit obligation to the participants of the Supplemental Plan was $26 (2002 - $25), which was based on an assumed interest rate of 6.0% (2002 - 6.75%).

   B)    401(K) PLAN

         The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $2 in 2003 (2002 - $3).

   C)    POST-RETIREMENT BENEFIT PLAN

         In addition to the retirement plans, the Company sponsors a post-retirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2003, the benefit obligation of the postretirement benefit plan was $29 (2002 - $23), which was based on an assumed interest rate of 6.0% (2002 - 6.75%). This plan is unfunded. Post-retirement benefit plan expenses for 2003 were $2 (2002 - $2).

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

   D) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLANS AND THE POST-RETIREMENT BENEFIT PLAN

         Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-ends is as follows:

                                                           EMPLOYEE                  POSTRETIREMENT
                                                          RETIREMENT                     BENEFIT
                                                            PLANS                          PLAN
                                                     --------------------------- ----------------------
                 AS AT DECEMBER 31                   2003            2002          2003           2002
                 -----------------                   ----            ----          ----           ----
CHANGE IN BENEFIT OBLIGATION

Benefit obligation at beginning of year              $ (90)         $ (81)         $ (23)         $ (21)
Service cost                                            (5)            (4)            (1)            (1)
Interest cost                                           (6)            (6)            (2)            (1)
Actuarial loss                                          (8)            (6)            (4)            (1)
Benefits paid                                            7              7              1              1
                                                     -----          -----          -----          -----

Benefit obligation at end of year                    $(102)         $ (90)         $ (29)         $ (23)
                                                     -----          -----          -----          -----
CHANGE IN PLAN ASSETS

Fair value of plan assets at beginning of year       $  60          $  74          $   -          $   -

Actual return on plan assets                            16            (10)             -              -
Employer contribution                                    2              3              1              1
Benefits paid                                           (7)            (7)            (1)            (1)
                                                     -----          -----          -----          -----

Fair value of plan assets at end of year             $  71          $  60          $   -          $   -
                                                     -----          -----          -----          -----
Funded status                                        $ (31)         $ (30)         $ (29)         $ (23)
Unrecognized transition asset                           (1)            (3)             -              -
Unrecognized actuarial loss (gain)                      50             52             (6)           (11)
Unrecognized prior service cost                          3              3              -              -
                                                     -----          -----          -----          -----

Net amount recognized                                $  21          $  22          $ (35)         $ (34)
                                                     -----          -----          -----          -----
Amounts recognized in consolidated balance
   sheets consist of:

   Prepaid benefit cost                              $  39          $   -          $   -          $   -
   Accrued benefit liability                           (24)           (24)           (35)           (34)
   Intangible asset                                      1              3              -              -
   Accumulated other comprehensive income                5             43              -              -
                                                     -----          -----          -----          -----

Net amount recognized                                $  21          $  22          $ (35)         $ (34)
                                                     -----          -----          -----          -----

                                                            EMPLOYEE            POST-RETIREMENT
                                                           RETIREMENT                BENEFIT
                                                             PLANS                     PLAN
                                                   --------------------------- --------------------
      AS AT DECEMBER 31                               2003           2002        2003          2002
      -----------------                               ----           ----        ----          ----
WEIGHTED AVERAGE ASSUMPTIONS

Discount rate                                         6.00%         6.75%        6.00%        6.75%
Expected return on plan assets                        8.25%         8.50%         N/A          N/A
Rate of compensation increase                         5.00%         5.00%        5.00%        5.00%
Cost-of-living increase                               3.00%         3.00%         N/A          N/A

         On December 31, 2003, the accrued postretirement benefit plan obligation was $29. The postretirement benefit obligation for eligible active employees was $5. The amount of the postretirement benefit obligation for ineligible active employees was $8. For measurement purposes as at December 31, 2003, an 11.00% annual rate of increase in the per capita cost of covered health care benefits were assumed for 2003 for both pre-65 and post-65 coverages. This rate was assumed to decrease gradually to 5.0% in 2016 and will remain at that level thereafter.

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

   D) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLANS AND THE POST-RETIREMENT BENEFIT PLAN (CONTINUED)

                                                               EMPLOYEE                POST-RETIREMENT
                                                              RETIREMENT                   BENEFIT
                                                                 PLANS                      PLAN
                                                          ---------------------- ------------------------
             AS AT DECEMBER 31                            2003           2002         2003         2002
             -----------------                            ----           ----         ----         ----
COMPONENTS OF NET PERIODIC  BENEFIT COST FOR PLAN
   SPONSOR
Service cost                                              $  5           $   4       $    1       $     1
Interest cost                                                6               6            2             1
Expected return on plan assets                              (7)             (7)           -             -
Amortization of net transition obligation                   (3)             (2)           -             -
Recognized actuarial loss (gain)                             2               -           (1)           (1)
                                                          ----           -----       ------       -------

NET PERIODIC BENEFIT COST                                 $  3           $   1       $    2       $     1
                                                          ----           -----       ------       -------

         For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $25, $24, and $nil respectively as at December 31, 2003 and $90, $84, and $61 respectively as of December 31, 2002.

         Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2003 reported expenses:


                                                        ONE-PERCENTAGE-POINT      ONE-PERCENTAGE-POINT
                                                              INCREASE                   DECREASE
                                                              --------                   --------
Effect  on  total  of  service  and   interest cost
components                                                    $    1                    $     -
Effect on post-retirement benefit obligation                  $    4                    $    (3)

10.      STOCK BASED COMPENSATION

         There are no stock based compensation plans involving stock of ManUSA. However, employees of ManUSA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding 4 years and expire not more than 10 years from the grant date. A total of 36,800,000 MFC common shares have been reserved for issuances under the ESOP.

         Details of outstanding options relating to the employees of ManUSA are as follows:

                                                           2003                                 2002
                                          -----------------------------------------------------------------------
                                                                    Weighted                         Weighted
                                          Number of options         average            Number of      average
                                               options           exercise price         options      exercise
For the years ended December 31              (thousands)             (Cdn.)           (thousands)   price (Cdn.)
-------------------------------              -----------             ------           -----------   ------------
Outstanding, January 1                           1,672              $  40.37             1,000          $ 38.36
Granted                                            270              $  36.38               764          $ 42.76
Exercised                                           (9)             $  37.75               (20)         $ 31.91
Forfeited / Cancelled                             (143)             $  41.27               (72)         $ 40.12
                                                 -----              --------             -----          -------
Outstanding, December 31                         1,790              $  38.54             1,672          $ 40.37
                                                 =====              ========             =====          =======
Exercisable, as at December 31                     832              $  38.43               626          $ 37.23
                                                 =====              ========             =====          =======

         The exercise price of stock options outstanding range from Cdn. $31.60 to Cdn. $46.95 and have a weighted average contractual remaining life of 7.5 years.

         The weighted average fair value of each option granted by MFC in 2003 has been estimated at Cdn. $10.75 (2002 - Cdn.$13.85 ) using the Black-Scholes option-pricing model. The pricing model uses the following weighted average assumptions: risk-free interest rate of 4.8% (2002 - 5.2%), dividend yield of 1.8% (2002 - 1.4%), expected volatility of 25% (2002 - 25%) and expected life of 7 years (2002 - 7 years).

         Effective January 1, 2003, MFC changed its accounting policy on a prospective basis for stock options granted to employees on or after January 1, 2002, from the intrinsic value method to the fair value method. As a result, the Company recorded in its accounts an additional compensation expense, of $1 during the year ended December 31, 2003.

         In 2000, MFC also granted deferred share units (the "DSUs") to certain employees in the ESOP. The DSUs vest over a 4-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. No DSUs were granted during 2003 and 2002. The number of DSUs outstanding was 170,209 as at December 31, 2003 (2002 - 154,608).
         ManUSA recorded compensation expense of $1 related to DSUs granted by MFC to its employees (2002 - $1, 2001 - $1).

         Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") in which ManUSA employees can participate. Under this plan, qualifying employees of ManUSA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of ManUSA employees are charged and expensed to ManUSA via the service agreement between ManUSA and MFC.

         The Company also has deferred compensation incentive plans open to all branch managers and qualified agents.

         During the first quarter of 2003, MFC established a new Restricted Share Unit ("RSU") plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares at the time the RSUs vest. RSUs vest and are paid out in 34 months and the related compensation expense is recognized over the period. At December 31 there were 217,884 RSU's outstanding for eligible employees. The Company recorded a compensation expense related to RSUs of $1, for the year ended December 31, 2003.

11.      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses a variety of derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments and future commitments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

         The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with individual assets and liabilities. These interest rate exchange agreements consist primarily of interest rate swap agreements and interest rate floors and are regarded as fair value hedges.

         The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

         These instruments are designated and effective as hedges, as there is a high correlation between changes in market value or cash flow of the derivative and the underlying hedged item at inception and over the life of the hedge.

         The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obliges the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

         The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e. the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

         Outstanding derivative instruments are as follows:

                                      NOTIONAL OR CONTRACT
                                             AMOUNTS             CARRYING VALUE            FAIR VALUE
                                             -------             --------------            ----------
AS AT DECEMBER 31                       2003        2002         2003        2002        2003       2002
-----------------                       ----        ----         ----        ----        ----       ----
Interest rate & currency swaps &
floors                                 $  830      $1,039       $ (34)       $(15)       $(34)      $(15)

Interest rate option written               12          22          (1)         (2)         (1)        (2)

Equity Contracts                            9           2           -           -           -          -

Currency forwards                         276       1,040          25           5          25          5
                                       ------      ------       -----        ----        ----       ----

TOTAL DERIVATIVES                      $1,127      $2,103       $ (10)       $(12)       $(10)      $(12)
                                       ------      ------       -----        ----        ----       ----

         Fair value of derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

12.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of the Company's financial instruments at December 31, 2003 were as follows:

                                         CARRYING VALUE     FAIR VALUE
                                         --------------     ----------
ASSETS:
   Fixed-maturity and equity securities  $       11,128     $    11,128
   Mortgage loans                                 2,187           2,419
   Policy loans                                   2,532           2,532
       Short term investments                       564             564
LIABILITIES:
   Insurance investment contracts        $        2,365     $     2,333
   Derivative financial instruments                  10              10

         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED-MATURITY AND EQUITY SECURITIES: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

         MORTGAGE LOANS: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

         POLICY LOANS: Carrying values approximate fair values.

         INSURANCE INVESTMENT CONTRACTS: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

         DERIVATIVE FINANCIAL INSTRUMENTS: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The carrying values in the consolidated balance sheets for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

13.      RELATED PARTY TRANSACTIONS

         The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $254 in 2003 ( 2002- $277 and 2001- $272 ).

         MFC also provides a claims paying guarantee to certain U.S. policyholders.

         On December 20, 2002, the Company entered into a reinsurance agreement with MRL, to reinsure a block of variable annuity business. The contract reinsures all risks, however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $123 in 2003 ( 2002 -$168), which is classified as unearned revenue and reported in other liabilities. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2003 is $253.

         On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. On December 31, 2003, the Company recaptured the reinsurance agreement. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRL under the terms of the 2003 agreement. Included in amounts due from affiliates is $nil (2002 - $487) representing the receivable from MRL for the transferred assets which are accounted for in a similar manner as invested assets available-for-sale. As a result of the early termination of the treaty, the company paid MRL a termination fee of $21, which is reported as a reduction of other revenue in 2003.

         On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurers Bermuda Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates is $2,223 (2002 - $nil) representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

         Pursuant to a promissory note dated December 19, 2000, issued pursuant to a Credit Agreement of the same date, the Company received a loan of $250 ($375 Canadian) from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The maturity date with respect to any borrowing is 365 days following the date of the advance of a loan, however the loan is normally renegotiated at each year end. Interest is calculated at a fluctuating rate equivalent to LIBOR plus 39 basis points (32 basis points in 2002) and is payable quarterly commencing March 28, 2001. On December 30, 2002, the Company repaid $177 ($279 Canadian) of the principal balance outstanding. The remaining principal outstanding is $74 ($96 Canadian) and $61 ($96 Canadian) on December 31, 2003 and 2002 respectively.

         On December 29 2001, ManUSA entered into a one-year agreement with MLI to swap $250 ($375 Canadian) at 3-month Banker's Acceptance note plus
         31.34 basis points for US $240 at 3-month LIBOR plus 32.5 basis points. There was no gain or loss reported on the maturity of the swap. On December 29, 2002, ManUSA entered into a one year agreement with MLI to swap Cdn$96 at 3-month Banker's Acceptance note plus 32 basis points for US$61 at a 3-month LIBOR plus 25 basis points. There was no gain or loss on the maturity of the swap. Effective December 28, 2003, the Company entered into a one year agreement to swap Cdn$96 at 3-month Banker's Acceptance note plus 39 basis points for US$71 at a 3-month LIBOR plus 25 basis points.

         A promissory note dated August 7, 2001, was issued by MNA to an affiliate MHHL, pursuant to a Credit Agreement of the same date, with respect to an initial loan of $3.8. The maturity date with respect to any borrowing is 365 days after the date of the advance of a loan. Interest on the loan is calculated at a fluctuating rate equal to LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The rate was 3.06% at December 31, 2003.

         Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned $83 ($125 Canadian) to MLI. Interest is calculated at a rate of 5.6% per annum and is payable annually on December 15. The principal balance was collected on December 15, 2003, resulting in a foreign exchange gain of $10 which was recorded as a realized investment gain.

         As at December 31, 2003, the Company had a total of 2 (2002 - 3) inter-company loans to MRL with a carrying value of $19 (2002 - $27). One of the loans, with a carrying value of $1, matured on December 31, 2003 and was fully paid on January 6, 2004. The other loan matures on May 11, 2006 and bears interest at LIBOR plus 60 basis points. The rate at December 31, 2003 was 1.76%.

         The Company has a liquidity pool in which affiliates can invest their excess cash. The resulting economies of scale allow the Company to earn a spread over the amount it pays its affiliates and the affiliates to earn improved returns on their excess cash. The maximum amount of each affiliate's participation is set by the Company's board.

         Each affiliate's participation in the liquidity pool is evidenced by a grid promissory note issued by the Company with the following terms:

         (1)      A term of approximately ten (10) years;

         (2) Interest payable on the funds is reset daily to the one-month US Dollar London Inter-Bank Bid ("LIBID");

         (3)      Accrued interest is capitalized on the last day of each month;

         (4) The Company can repay, and the lender can require the payment of, all or part of the lender's outstanding balance at any time upon two days prior written notice to the other;

         (5) The unpaid principal plus interest may be reduced to zero from time to time without affecting the validity of the note.

         None of the affiliates are permitted to use the liquidity pool to borrow for their short term cash needs.

         The following table identifies the affiliates and outlines the details of their participation in the Company's liquidity pool:

          AFFILIATE                 LIMIT       EXPIRATION DATE                2003               2002
          ---------                 -----       ---------------                ----               ----
MIC                                 $100           02/24/2012                  $ 34               $10
MRL                                 $ 75           12/31/2012                    71                47
MRBL                                $ 75           12/31/2013                    50                 -
MRBL Reinsurance Trust              $200           12/31/2013                    58                 -
TOTAL                                                                          $213               $57

         The amounts are included in due to affiliates.

14.      REINSURANCE

         In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         Reinsurance premiums are included in premium revenue as follows:

FOR THE YEARS ENDED DECEMBER 31                                      2003           2002         2001
-------------------------------                                      ----           ----         ----
Direct premiums                                                     $1,011        $ 1,011       $  995

Reinsurance assumed                                                    309            323          369

Reinsurance ceded                                                     (365)          (332)        (320)
                                                                    ------        -------       ------

TOTAL PREMIUMS                                                      $  955        $ 1,002       $1,044
                                                                    ------        -------       ------

         Reinsurance recoveries on ceded reinsurance contracts were $309, $311, and $416 during 2003, 2002 and 2001, respectively.

15.       CONTINGENCIES AND COMMITMENTS

         The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

         During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows: $12 for 2004, and $11 for 2005 and thereafter. There were no other material operating leases in existence at the end of 2003.

A U D I T E D  F I N A N C I A L  S T A T E M E N T S

The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate Account A)

Years ended December 31, 2003 and 2002

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                          Audited Financial Statements

                     Years ended December 31, 2003 and 2002

                                    CONTENTS

Report of Independent Auditors....................................................................................   1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...................................................................   4
Statements of Operations and Changes in Contract Owners' Equity...................................................   9
Notes to Financial Statements.....................................................................................  94

                         Report of Independent Auditors

To the Contract Owners of

The Manufacturers Life Insurance Company (U.S.A.)
   Separate Account H

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the Account, comprising, respectively, the Strategic Opportunities -- Class A, Strategic Opportunities -- Class B, Investment Quality Bond -- Class A, Investment Quality Bond -- Class B, Growth & Income -- Class A, Growth & Income -- Class B, Blue Chip Growth -- Class A, Blue Chip Growth -- Class B, Money Market -- Class A, Money Market -- Class B, Global Equity -- Class A, Global Equity -- Class B, Global Bond -- Class A, Global Bond -- Class B, U.S. Government Securities -- Class A, U.S. Government Securities -- Class B, Diversified Bond -- Class A, Diversified Bond -- Class B, Income & Value -- Class A, Income & Value -- Class B, Large Cap Growth -- Class A, Large Cap Growth -- Class B, Equity-Income -- Class A, Equity-Income -- Class B, Strategic Bond -- Class A, Strategic Bond -- Class B, Overseas -- Class A, Overseas -- Class B, All Cap Core -- Class A, All Cap Core -- Class B, All Cap Growth -- Class A, All Cap Growth -- Class B, International Small Cap -- Class A, International Small Cap -- Class B, Pacific Rim Emerging Markets -- Class A, Pacific Rim Emerging Markets -- Class B, Science & Technology -- Class A, Science & Technology -- Class B, Emerging Small Company -- Class A, Emerging Small Company -- Class B, Aggressive Growth -- Class A, Aggressive Growth -- Class B, International Stock -- Class A, International Stock -- Class B, Quantitative Equity -- Class A, Quantitative Equity -- Class B, Value -- Class A, Value -- Class B, Real Estate Securities -- Class A, Real Estate Securities -- Class B, Balanced -- Class A, Balanced -- Class B, High Yield -- Class A, High Yield -- Class B, Lifestyle Aggressive 1000 -- Class A, Lifestyle Aggressive 1000 -- Class B, Lifestyle Growth 820 -- Class A, Lifestyle Growth 820 -- Class B, Lifestyle Balanced 640 -- Class A, Lifestyle Balanced 640 -- Class B, Lifestyle Moderate 460 -- Class A, Lifestyle Moderate 460 -- Class B, Lifestyle Conservative 280 -- Class A, Lifestyle Conservative 280 -- Class B, Small Company Value -- Class A, Small Company Value -- Class B, International Value -- Class A, International Value -- Class B, Small Company Blend -- Class A, Small Company Blend -- Class B, Total Return -- Class A, Total Return -- Class B, U.S. Large Cap -- Class A, U.S. Large Cap -- Class B, Mid Cap Stock -- Class A, Mid Cap Stock -- Class B, Global Allocation -- Class A, Global Allocation -- Class B, Dynamic Growth -- Class A, Dynamic Growth -- Class B, Internet Technologies -- Class A, Internet Technologies -- Class B, International Index -- Class A, International Index -- Class B, Total Stock Market Index -- Class A, Total Stock Market Index -- Class B, 500 Index -- Class A, 500 Index -- Class B, Mid Cap Index -- Class A, Mid Cap Index -- Class B, Small Cap Index -- Class A, Small Cap Index -- Class B, Capital Appreciation -- Class A, Capital Appreciation -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Health Sciences -- Class A, Health Sciences -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, Mid Cap Opportunities -- Class B, Financial Services -- Class A, Financial Services -- Class B, Quantitative Mid Cap -- Class A, Quantitative Mid Cap -- Class B, Strategic Growth -- Class A, Strategic

Growth -- Class B, All Cap Value -- Class A, All Cap Value -- Class B, Strategic Value -- Class A, Strategic Value -- Class B, Utilities -- Class A, Utilities -- Class B, Mid Cap Value -- Class A, Mid Cap Value -- Class B, Fundamental Value -- Class A, Fundamental Value -- Class B, Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, Great Companies America -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, American Growth-Income -- Class B, Scudder 21st Century Growth -- Class B, Scudder Capital Growth -- Class B, Scudder Global Discovery -- Class B, Scudder Growth & Income -- Class B, Scudder Health Sciences -- Class B, Scudder International -- Class B, Scudder Aggressive Growth -- Class B, Scudder Blue Chip -- Class B, Scudder Contarian Value -- Class B, Scudder Global Blue Chip -- Class B, Scudder Government Securities -- Class B, Scudder Growth -- Class B, Scudder High Income -- Class B, Scudder International Select Equity -- Class B, Scudder Fixed Income -- Class B, Scudder Money Market -- Class B, Scudder Small Cap Growth -- Class B, Scudder Technology Growth -- Class B, Scudder Total Return -- Class B, Scudder Davis Venture Value -- Class B, Scudder Dreman Financial Services -- Class B, Scudder Dreman High Return Equity -- Class B, Scudder Dreman Small Cap Value -- Class B, Scudder Eagle Focused Large Cap Growth -- Class B, Scudder Focus Value & Growth -- Class B, Scudder Index 500 -- Class B, Scudder Invesco Dynamic Growth -- Class B, Scudder Janus Growth & Income -- Class B, Scudder Janus Growth Opportunities -- Class B, Scudder MFS Strategic Value -- Class B, Scudder Oak Strategic Equity -- Class B, Scudder Turner Mid Cap Growth -- Class B, Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, Alger American Balanced -- Class B, Alger American Leveraged All Cap -- Class B, Credit Suisse Emerging Markets -- Class B, Credit Suisse Global Post Venture Capital -- Class B, Dreyfus Socially Responsible Growth Fund -- Class B, Dreyfus IP Midcap Stock -- Class B, Invesco Utilities -- Class B, Basic Value Focus -- Class A, Small Cap Value Focus -- Class A, Developing Capital Markets Focus -- Class A and Global Allocation -- Class B Sub-Accounts, as of December 31, 2003, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and/or investment advisors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H at December 31, 2003, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
March 22, 2004                                               [ERNST & YOUNG LLP]

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2003

ASSETS
   Investments at market value:
      Sub-accounts held by Manufacturers Investment Trust:
        Strategic Opportunities Portfolio -- Class A-- 45,344,400 shares (cost $642,385,624)        $  441,654,461
        Strategic Opportunities Portfolio -- Class B-- 2,231,828 shares (cost $19,057,139)              21,671,048
        Investment Quality Bond Portfolio -- Class A-- 20,148,559 shares (cost $239,128,848)           253,468,871
        Investment Quality Bond Portfolio -- Class B-- 4,338,943 shares (cost $53,357,343)              54,453,733
        Growth & Income Portfolio -- Class A-- 58,421,431 shares (cost $1,589,306,377)               1,273,002,987
        Growth & Income Portfolio -- Class B-- 4,038,627 shares (cost $74,215,222)                      87,718,980
        Blue Chip Growth Portfolio -- Class A-- 54,372,762 shares (cost $966,163,300)                  841,690,349
        Blue Chip Growth Portfolio -- Class B-- 6,038,110 shares (cost $78,217,422)                     93,168,042
        Money Market Portfolio -- Class A-- 47,529,496 shares (cost $475,294,961)                      475,294,961
        Money Market Portfolio -- Class B-- 16,418,325 shares (cost $164,183,251)                      164,183,251
        Global Equity Portfolio -- Class A-- 22,701,271 shares (cost $317,412,371)                     297,613,656
        Global Equity Portfolio -- Class B-- 1,422,451 shares (cost $15,649,795)                        18,591,440
        Global Bond Portfolio -- Class A-- 9,657,784 shares (cost $128,127,038)                        148,150,414
        Global Bond Portfolio -- Class B-- 3,873,460 shares (cost $54,992,744)                          59,225,210
        U.S. Government Securities Portfolio -- Class A-- 20,981,184 shares (cost $291,352,433)        293,946,382
        U.S. Government Securities Portfolio -- Class B-- 9,130,446 shares (cost $128,104,302)         127,552,335
        Diversified Bond Portfolio -- Class A-- 18,855,591 shares (cost $197,850,224)                  204,771,723
        Diversified Bond Portfolio -- Class B-- 4,160,157 shares (cost $44,811,047)                     45,096,105
        Income & Value Portfolio -- Class A-- 42,887,385 shares (cost $437,147,321)                    443,884,435
        Income & Value Portfolio -- Class B-- 7,291,029 shares (cost $64,632,417)                       75,170,511
        Large Cap Growth Portfolio -- Class A-- 33,378,614 shares (cost $345,074,945)                  317,430,616
        Large Cap Growth Portfolio -- Class B-- 8,025,259 shares (cost $64,413,211)                     76,079,459
        Equity-Income Portfolio -- Class A-- 50,791,744 shares (cost $750,558,720)                     773,050,343
        Equity-Income Portfolio -- Class B-- 11,093,298 shares (cost $142,926,188)                     168,285,336
        Strategic Bond Portfolio -- Class A-- 17,372,990 shares (cost $186,360,680)                    203,785,167
        Strategic Bond Portfolio -- Class B-- 3,422,127 shares (cost $38,179,757)                       40,004,665
        Overseas Portfolio -- Class A-- 19,064,640 shares (cost $160,876,951)                          182,448,604
        Overseas Portfolio -- Class B-- 2,453,061 shares (cost $18,718,952)                             23,426,728
        All Cap Core Portfolio -- Class A-- 14,413,356 shares (cost $223,674,181)                      197,751,243
        All Cap Core Portfolio -- Class B-- 709,485 shares (cost $8,585,644)                             9,712,856
        All Cap Growth Portfolio -- Class A-- 23,040,828 shares (cost $397,055,503)                    332,018,328
        All Cap Growth Portfolio -- Class B-- 2,069,182 shares (cost $25,707,512)                       29,734,149
        International Small Cap Portfolio -- Class A-- 7,618,681 shares (cost $102,209,792)            111,080,374
        International Small Cap Portfolio -- Class B-- 1,476,120 shares (cost $17,652,694)              21,492,310
        Pacific Rim Emerging Markets Portfolio -- Class A-- 5,073,365 shares (cost $35,395,759)         41,398,658
        Pacific Rim Emerging Markets Portfolio -- Class B-- 2,262,438 shares (cost $16,442,742)         18,416,249
        Science & Technology Portfolio -- Class A-- 32,881,735 shares (cost $505,026,107)              375,838,233
        Science & Technology Portfolio -- Class B-- 5,286,921 shares (cost $48,967,446)                 60,376,643
        Emerging Small Company Portfolio -- Class A-- 6,471,974 shares (cost $168,991,270)             166,847,500
        Emerging Small Company Portfolio -- Class B-- 2,232,019 shares (cost $46,531,546)               57,407,534
        Aggressive Growth Portfolio -- Class A-- 14,494,651 shares (cost $197,633,914)                 192,488,970
        Aggressive Growth Portfolio -- Class B-- 2,529,590 shares (cost $27,160,612)                    33,517,066

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
        International Stock Portfolio -- Class A-- 9,306,798 shares (cost $89,155,981)              $ 90,182,873
        International Stock Portfolio -- Class B-- 2,510,048 shares (cost $19,539,802)                24,297,261
        Quantitative Equity Portfolio -- Class A-- 7,943,334 shares (cost $124,164,534)              120,738,674
        Quantitative Equity Portfolio -- Class B-- 381,605 shares (cost $5,129,464)                    5,781,310
        Value Portfolio -- Class A-- 11,593,673 shares (cost $180,313,925)                           198,135,866
        Value Portfolio -- Class B-- 1,591,346 shares (cost $21,714,693)                              27,116,533
        Real Estate Securities Portfolio -- Class A-- 6,745,811 shares (cost $112,133,127)           140,650,166
        Real Estate Securities Portfolio -- Class B-- 3,530,589 shares (cost $58,971,259)             73,400,950
        Balanced Portfolio -- Class A-- 4,662,922 shares (cost $63,437,451)                           58,985,960
        Balanced Portfolio -- Class B-- 1,364,831 shares (cost $15,844,737)                           17,210,520
        High Yield Portfolio -- Class A-- 21,905,998 shares (cost $196,124,946)                      217,964,681
        High Yield Portfolio -- Class B-- 9,868,786 shares (cost $90,156,181)                         97,799,673
        Lifestyle Aggressive 1000 Portfolio -- Class A-- 11,748,630 shares (cost $125,885,815)       128,412,529
        Lifestyle Aggressive 1000 Portfolio -- Class B-- 12,220,973 shares (cost $111,058,654)       133,575,232
        Lifestyle Growth 820 Portfolio -- Class A-- 48,130,265 shares (cost $567,149,870)            570,824,944
        Lifestyle Growth 820 Portfolio -- Class B-- 50,966,471 shares (cost $516,280,678)            603,952,682
        Lifestyle Balanced 640 Portfolio -- Class A-- 53,265,730 shares (cost $627,776,614)          662,093,028
        Lifestyle Balanced 640 Portfolio -- Class B-- 54,225,325 shares (cost $591,971,172)          674,020,791
        Lifestyle Moderate 460 Portfolio -- Class A-- 20,119,988 shares (cost $239,785,749)          257,334,647
        Lifestyle Moderate 460 Portfolio -- Class B-- 20,225,913 shares (cost $234,443,306)          258,689,422
        Lifestyle Conservative 280 Portfolio -- Class A-- 10,817,109 shares (cost $137,689,535)      147,545,368
        Lifestyle Conservative 280 Portfolio -- Class B-- 9,801,016 shares (cost $126,281,330)       133,685,859
        Small Company Value Portfolio -- Class A-- 14,091,446 shares (cost $205,129,245)             241,527,392
        Small Company Value Portfolio -- Class B-- 7,036,118 shares (cost $98,517,341)               120,317,623
        International Value Portfolio -- Class A-- 11,342,589 shares (cost $113,692,706)             139,854,117
        International Value Portfolio -- Class B-- 7,516,860 shares (cost $70,112,946)                92,382,206
        Small Company Blend Portfolio -- Class A-- 10,678,156 shares (cost $109,335,296)             121,730,978
        Small Company Blend Portfolio -- Class B-- 4,893,895 shares (cost $44,948,758)                55,692,520
        Total Return Portfolio -- Class A-- 34,694,111 shares (cost $481,660,575)                    493,003,323
        Total Return Portfolio -- Class B-- 18,403,343 shares (cost $260,405,854)                    260,775,374
        U.S. Large Cap Portfolio -- Class A-- 22,541,953 shares (cost $266,728,264)                  289,438,674
        U.S. Large Cap Portfolio -- Class B-- 7,755,607 shares (cost $77,309,080)                     99,194,217
        Mid Cap Stock Portfolio -- Class A-- 12,773,583 shares (cost $130,472,508)                   151,622,430
        Mid Cap Stock Portfolio -- Class B-- 6,502,360 shares (cost $63,303,247)                      76,987,939
        Global Allocation Portfolio -- Class A-- 5,563,753 shares (cost $52,967,872)                  53,968,403
        Global Allocation Portfolio -- Class B-- 1,780,740 shares (cost $15,102,876)                  17,237,566
        Dynamic Growth Portfolio -- Class A-- 25,066,517 shares (cost $98,121,737)                   110,292,674
        Dynamic Growth Portfolio -- Class B--8,780,218 shares (cost $31,687,475)                      38,545,157
        International Index Portfolio -- Class A-- 2,107,984 shares (cost $16,814,393)                19,140,495
        International Index Portfolio -- Class B-- 1,768,055 shares (cost $13,022,787)                16,053,942
        Total Stock Market Index Portfolio -- Class A-- 3,680,104 shares (cost $33,487,467)           36,653,835
        Total Stock Market Index Portfolio -- Class B-- 2,599,773 shares (cost $21,682,366)           25,815,745
        500 Index Portfolio -- Class A-- 20,011,032 shares (cost $170,866,501)                       192,706,237
        500 Index Portfolio -- Class B-- 10,779,552 shares (cost $87,028,199)                        103,375,900

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
        Mid Cap Index Portfolio -- Class A-- 4,586,537 shares (cost $57,521,039)                          $ 66,779,977
        Mid Cap Index Portfolio -- Class B-- 2,680,290 shares (cost $31,699,086)                            38,917,810
        Small Cap Index Portfolio -- Class A-- 4,326,756 shares (cost $47,153,328)                          55,382,478
        Small Cap Index Portfolio -- Class B-- 2,733,090 shares (cost $27,894,248)                          34,874,227
        Capital Appreciation Portfolio -- Class A-- 5,274,156 shares (cost $40,409,527)                     42,404,216
        Capital Appreciation Portfolio -- Class B-- 4,354,346 shares (cost $29,165,130)                     34,921,858
        Health Sciences Portfolio -- Class A-- 5,524,425 shares (cost $65,292,592)                          73,972,050
        Health Sciences Portfolio -- Class B-- 3,756,364 shares (cost $41,893,056)                          50,185,027
        Financial Services Portfolio -- Class A-- 3,301,063 shares (cost $36,282,463)                       42,022,538
        Financial Services Portfolio -- Class B-- 2,650,917 shares (cost $27,087,986)                       33,640,142
        Quantitative Mid Cap Portfolio -- Class A-- 873,732 shares (cost $8,013,557)                         9,549,894
        Quantitative Mid Cap Portfolio -- Class B-- 620,751 shares (cost $5,450,627)                         6,766,184
        Strategic Growth Portfolio -- Class A-- 5,319,899 shares (cost $50,738,420)                         53,518,186
        Strategic Growth Portfolio -- Class B-- 3,162,022 shares (cost $26,571,112)                         31,746,699
        All Cap Value Portfolio -- Class A-- 4,359,505 shares (cost $46,405,419)                            54,842,568
        All Cap Value Portfolio -- Class B-- 2,722,326 shares (cost $28,771,621)                            34,137,963
        Strategic Value Portfolio -- Class A-- 3,268,199 shares (cost $30,811,913)                          32,780,038
        Strategic Value Portfolio -- Class B-- 1,765,942 shares (cost $14,962,223)                          17,659,422
        Utilities Portfolio -- Class A--2,751,122 shares (cost $21,982,075)                                 25,943,076
        Utilities Portfolio -- Class B-- 2,061,334 shares (cost $15,887,460)                                19,355,929
        Mid Cap Value Portfolio -- Class A-- 12,652,084 shares (cost $161,491,173)                         185,353,034
        Mid Cap Value Portfolio -- Class B-- 9,546,671 shares (cost $114,519,052)                          139,572,333
        Fundamental Value Portfolio -- Class A-- 12,773,188 shares (cost $140,864,103)                     162,347,218
        Fundamental Value Portfolio -- Class B-- 9,052,465 shares (cost $93,482,868)                       114,785,250
        Emerging Growth Portfolio -- Class B-- 238,896 shares (cost $3,746,383)                              3,757,839
        Natural Resources Portfolio -- Class B-- 1,499,808 shares (cost $22,951,045)                        26,966,539
        Mid Cap Core Portfolio -- Class B-- 1,063,326 shares (cost $15,017,981)                             16,268,884
        Quantitative All Cap Portfolio -- Class B-- 38,873 shares (cost $550,818)                              585,046
        Large Cap Value Portfolio -- Class B-- 359,830 shares (cost $5,242,085)                              5,627,747
        Small Cap Opportunities Portfolio -- Class B-- 852,647 shares (cost $13,736,265)                    14,904,275
        Special Value Portfolio -- Class B-- 120,599 shares (cost $1,765,893)                                1,905,469
        Real Return Bond Portfolio -- Class B-- 4,882,267 shares (cost $62,211,821)                         63,957,704
        Great Companies America Portfolio -- Class B-- 39,540 shares (cost $524,813)                           553,555
        American International Portfolio  -- Class B-- 3,713,028 shares (cost $55,428,563)                  61,859,052
        American Growth Portfolio -- Class B-- 16,631,299 shares (cost $234,562,864)                       256,288,323
        American Blue-Chip Income & Growth Portfolio -- Class B-- 5,444,084 shares (cost $76,208,571)       84,056,664
        American Growth-Income Portfolio -- Class B-- 11,129,460 shares (cost $157,429,349)                172,840,512

      Sub-accounts held by Scudder Variable Series Trust:
        Scudder 21st Century Growth Portfolio -- Class B-- 1,130,932 shares (cost $4,726,887)                5,338,000
        Scudder Capital Growth Portfolio -- Class B-- 902,070 shares (cost $11,609,807)                     13,098,059
        Scudder Global Discovery Portfolio -- Class B-- 632,873 shares (cost $5,131,435)                     6,486,947
        Scudder Growth & Income Portfolio -- Class B-- 1,044,137 shares (cost $7,786,852)                    8,843,843
        Scudder Health Sciences Portfolio -- Class B-- 854,052 shares (cost $8,094,066)                      9,317,711

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
        Scudder International Portfolio -- Class B-- 1,374,164 shares (cost $9,586,981)                       $11,323,108
        Scudder Aggressive Growth Portfolio -- Class B-- 297,221 shares (cost $2,527,116)                       2,799,825
        Scudder Blue Chip Portfolio -- Class B-- 1,181,754 shares (cost $12,062,877)                           13,944,698
        Scudder Contarian Value Portfolio -- Class B-- 997,528 shares (cost $12,518,982)                       14,514,037
        Scudder Global Blue Chip Portfolio -- Class B-- 485,711 shares (cost $4,190,198)                        5,041,675
        Scudder Government Securities Portfolio -- Class B-- 2,743,273 shares (cost $34,089,351)               34,318,343
        Scudder Growth Portfolio -- Class B-- 318,089 shares (cost $5,299,349)                                  5,862,383
        Scudder High Income Portfolio -- Class B-- 3,746,834 shares (cost $28,863,511)                         31,510,877
        Scudder International Select Equity Portfolio -- Class B-- 1,455,602 shares (cost $11,953,158)         14,774,360
        Scudder Fixed Income Portfolio -- Class B-- 3,270,710 shares (cost $39,135,048)                        39,706,413
        Scudder Money Market Portfolio -- Class B-- 46,360,033 shares (cost $46,360,033)                       46,360,033
        Scudder Small Cap Growth Portfolio -- Class B-- 1,153,997 shares (cost $11,566,253)                    13,028,627
        Scudder Technology Growth Portfolio -- Class B-- 992,847 shares (cost $7,309,651)                       8,737,053
        Scudder Total Return Portfolio -- Class B-- 828,749 shares (cost $16,337,172)                          17,619,213
        Scudder Davis Venture Value Portfolio -- Class B-- 2,395,344 shares (cost $20,809,003)                 24,648,088
        Scudder Dreman Financial Services Portfolio -- Class B-- 663,755 shares (cost $7,129,219)               8,170,822
        Scudder Dreman High Return Equity Portfolio -- Class B-- 5,325,568 shares (cost $49,835,179)           59,965,899
        Scudder Dreman Small Cap Value Portfolio -- Class B-- 1,754,088 shares (cost $22,528,618)              28,118,023
        Scudder Eagle Focused Large Cap Growth Portfolio -- Class B-- 1,443,066 shares (cost $10,865,528)      12,395,938
        Scudder Focus Value & Growth Portfolio -- Class B-- 465,274 shares (cost $4,840,111)                    5,885,722
        Scudder Index 500 Portfolio -- Class B-- 3,565,688 shares (cost $26,450,122)                           29,666,525
        Scudder Invesco Dynamic Growth Portfolio -- Class B-- 494,114 shares (cost $3,402,416)                  4,056,919
        Scudder Janus Growth & Income Portfolio -- Class B-- 1,440,862 shares (cost $11,180,857)               12,737,216
        Scudder Janus Growth Opportunities Portfolio -- Class B-- 748,444 shares (cost $4,501,294)              5,149,297
        Scudder MFS Strategic Value Portfolio -- Class B-- 1,017,024 shares (cost $9,072,426)                  10,393,987
        Scudder Oak Strategic Equity Portfolio -- Class B-- 1,337,288 shares (cost $7,785,479)                  9,133,675
        Scudder Turner Mid Cap Growth Portfolio -- Class B-- 1,334,011 shares (cost $9,748,127)                11,792,656
        Scudder Real Estate Portfolio -- Class B-- 479,952 shares (cost $5,553,833)                             6,042,591
        Scudder Strategic Income Portfolio -- Class B-- 535,625 shares (cost $6,162,745)                        6,309,666

      Sub-accounts held by Alger American Fund:
        Alger American Balanced Portfolio -- Class B-- 1,861,102 shares (cost $23,160,974)                     24,827,104
        Alger American Leveraged All Cap Portfolio -- Class B-- 209,108 shares (cost $5,305,593)                5,846,652

      Sub-accounts held by Credit Suisse Trust:
        Credit Suisse Emerging Markets Portfolio -- Class B-- 495,184 shares (cost $4,141,834)                  5,263,811
        Credit Suisse Global Post Venture Capital Portfolio -- Class B-- 126,395 shares (cost $979,767)         1,194,436

      Sub-accounts held by Dreyfus Service Corporation:
        Dreyfus Socially Responsible Growth Fund Portfolio -- Class B-- 77,216 shares (cost $1,594,596)         1,829,240
        Dreyfus IP Midcap Stock Portfolio -- Class B-- 1,467,976 shares (cost $19,678,212)                     23,164,657

      Sub-accounts held by Invesco VIF Funds:
        Invesco Utilities Portfolio -- Class B-- 245,894 shares (cost $2,837,853)                               3,186,787

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
      Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
        Basic Value Focus Portfolio -- Class A-- 2,673,750 shares (cost $36,040,548)     $    38,154,407
        Small Cap Focus Portfolio -- Class A--716,655 shares (cost $16,039,740)               18,310,540
        Global Allocation Portfolio -- Class B-- 159,133 shares (cost $1,709,718)              1,798,198
                                                                                         ---------------
Total assets                                                                             $18,983,313,428
                                                                                         ===============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                               $18,970,758,786
Annuity reserves                                                                         $    12,554,642
                                                                                         ---------------

Total contract owners' equity                                                            $18,983,313,428
                                                                                         ===============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

         Statements of Operations and Changes in Contract Owners' Equity

                                                                             SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                  STRATEGIC OPPORTUNITIES -- A        STRATEGIC OPPORTUNITIES -- B (1)
                                                ----------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2003               2002               2003               2002
                                                ----------------------------------------------------------------------
Income:
   Dividends                                    $           0      $           0      $           0      $           0

Expenses:
    Mortality and expense risk
       and administrative charges                   6,062,518          9,254,221            238,591             46,505
                                                -------------      -------------      -------------      -------------

Net investment income (loss)                       (6,062,518)        (9,254,221)          (238,591)           (46,505)

Net realized gain (loss)                         (123,506,092)      (217,875,327)           207,502           (342,855)
Unrealized appreciation (depreciation)
    during the period                             219,960,520       (100,796,073)         3,390,288           (776,379)
                                                -------------      -------------      -------------      -------------

Net increase (decrease) in
    contract owners' equity from operations        90,391,910       (327,925,621)         3,359,199         (1,165,739)

Changes from principal transactions:
       Purchase payments                            4,268,630         16,824,405          5,907,316          8,206,153
       Transfers between sub-accounts
           and the Company                        (35,416,084)       (83,948,286)         3,896,797          2,106,573
       Withdrawals                                (45,665,637)       (76,768,183)          (469,966)          (122,721)
       Annual contract fee                           (653,357)          (765,130)           (46,564)                 0
                                                -------------      -------------      -------------      -------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (77,466,448)      (144,657,194)         9,287,583         10,190,005
                                                -------------      -------------      -------------      -------------

Total increase (decrease) in
    contract owners' equity                        12,925,462       (472,582,815)        12,646,782          9,024,266

Contract owners' equity at
    beginning of period                           428,728,999        901,311,814          9,024,266                  0
                                                -------------      -------------      -------------      -------------

Contract owners' equity at
    end of period                               $ 441,654,461      $ 428,728,999      $  21,671,048      $   9,024,266
                                                =============      =============      =============      =============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                  INVESTMENT QUALITY BOND -- A        INVESTMENT QUALITY BOND -- B (1)
                                                ----------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2003               2002               2003               2002
                                                ----------------------------------------------------------------------
Income:
   Dividends                                    $  15,699,072      $  15,753,921      $   2,122,636      $      27,478

Expenses:
    Mortality and expense risk
       and administrative charges                   4,389,100          4,476,054            760,432            121,437
                                                -------------      -------------      -------------      -------------

Net investment income (loss)                       11,309,972         11,277,867          1,362,204            (93,959)

Net realized gain (loss)                            6,042,128            981,421            708,665             41,021
Unrealized appreciation (depreciation)
    during the period                              (1,026,316)        11,311,459            195,018            901,372
                                                -------------      -------------      -------------      -------------

Net increase (decrease) in
    contract owners' equity from operations        16,325,784         23,570,747          2,265,887            848,434

Changes from principal transactions:
       Purchase payments                            3,425,598         17,335,856         21,365,837         21,387,899
       Transfers between sub-accounts
           and the Company                        (45,533,353)        36,474,287          7,731,528          4,203,153
       Withdrawals                                (34,716,282)       (43,839,433)        (2,936,150)          (315,915)
       Annual contract fee                           (372,919)          (305,403)           (96,940)                 0
                                                -------------      -------------      -------------      -------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (77,196,956)         9,665,307         26,064,275         25,275,137
                                                -------------      -------------      -------------      -------------

Total increase (decrease) in
    contract owners' equity                       (60,871,172)        33,235,054         28,330,162         26,123,571

Contract owners' equity at
    beginning of period                           314,340,043        281,103,989         26,123,571                  0
                                                -------------      -------------      -------------      -------------

Contract owners' equity at
    end of period                               $ 253,468,871      $ 314,340,043      $  54,453,733      $  26,123,571
                                                =============      =============      =============      =============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                        GROWTH & INCOME -- A                    GROWTH & INCOME -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $    11,897,925      $    71,363,829      $       509,324      $        20,264

Expenses:
    Mortality and expense risk
       and administrative charges                    17,260,867           22,536,016              951,229              161,130
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (5,362,942)          48,827,813             (441,905)            (140,866)

Net realized gain (loss)                           (107,135,878)        (119,453,964)             506,895             (665,124)
Unrealized appreciation (depreciation)
    during the period                               374,462,432         (414,929,273)          14,353,153             (849,395)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations         261,963,612         (485,555,424)          14,418,143           (1,655,385)

Changes from principal transactions:
       Purchase payments                              8,595,508           54,221,972           27,187,801           27,008,329
       Transfers between sub-accounts
           and the Company                         (105,569,218)        (183,032,622)          16,261,875            7,025,485
       Withdrawals                                  (81,786,761)        (172,418,293)          (2,065,549)            (312,517)
       Annual contract fee                           (1,647,931)          (1,692,782)            (149,202)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (180,408,402)        (302,921,725)          41,234,925           33,721,297
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          81,555,210         (788,477,149)          55,653,068           32,065,912

Contract owners' equity at
    beginning of period                           1,191,447,777        1,979,924,926           32,065,912                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $ 1,273,002,987      $ 1,191,447,777      $    87,718,980      $    32,065,912
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                       BLUE CHIP GROWTH -- A                   BLUE CHIP GROWTH -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $       341,917      $             0      $        79,532      $             0

Expenses:
    Mortality and expense risk
       and administrative charges                    11,307,341           14,064,304            1,034,105              165,551
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                        (10,965,424)         (14,064,304)            (954,573)            (165,551)

Net realized gain (loss)                            (91,961,474)        (114,390,705)           1,367,575             (424,811)
Unrealized appreciation (depreciation)
    during the period                               288,969,551         (168,609,369)          15,851,267             (900,647)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations         186,042,653         (297,064,378)          16,264,269           (1,491,009)

Changes from principal transactions:
       Purchase payments                              7,819,541           35,981,296           30,645,843           27,487,014
       Transfers between sub-accounts
           and the Company                          (29,855,194)        (107,153,475)          13,703,680            8,709,248
       Withdrawals                                  (70,296,211)         (98,042,554)          (1,726,037)            (244,856)
       Annual contract fee                           (1,407,425)          (1,373,435)            (180,110)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (93,739,289)        (170,588,168)          42,443,376           35,951,406
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          92,303,364         (467,652,546)          58,707,645           34,460,397

Contract owners' equity at
    beginning of period                             749,386,985        1,217,039,531           34,460,397                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   841,690,349      $   749,386,985      $    93,168,042      $    34,460,397
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                         MONEY MARKET -- A                       MONEY MARKET -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $     4,236,534      $    11,276,427      $       744,592      $       596,563

Expenses:
    Mortality and expense risk
       and administrative charges                    10,659,540           14,508,332            3,191,424            1,084,575
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (6,423,006)          (3,231,905)          (2,446,832)            (488,012)

Net realized gain (loss)                                 19,981              (63,215)              11,375               (1,398)
Unrealized appreciation (depreciation)
    during the period                                         0                  980                    0                    0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          (6,403,025)          (3,294,140)          (2,435,457)            (489,410)

Changes from principal transactions:
       Purchase payments                             17,440,026          244,267,477          247,458,630          302,645,515
       Transfers between sub-accounts
           and the Company                         (165,854,165)        (105,261,986)        (196,288,631)         (64,013,887)
       Withdrawals                                 (231,367,946)        (273,272,871)         (71,379,464)         (50,952,836)
       Annual contract fee                           (1,234,139)          (1,050,435)            (361,209)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (381,016,224)        (135,317,815)         (20,570,674)         187,678,792
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                        (387,419,249)        (138,611,955)         (23,006,131)         187,189,382

Contract owners' equity at
    beginning of period                             862,714,210        1,001,326,165          187,189,382                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   475,294,961      $   862,714,210      $   164,183,251      $   187,189,382
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                         GLOBAL EQUITY -- A                      GLOBAL EQUITY -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $     2,684,715      $     5,083,727      $       125,387      $           741

Expenses:
    Mortality and expense risk
       and administrative charges                     4,116,442            5,236,042              232,156               42,562
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (1,431,727)            (152,315)            (106,769)             (41,821)

Net realized gain (loss)                            (37,376,763)         (80,034,150)             547,994             (102,100)
Unrealized appreciation (depreciation)
    during the period                               104,107,019           (4,079,577)           3,211,205             (269,560)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          65,298,529          (84,266,042)           3,652,430             (413,481)

Changes from principal transactions:
       Purchase payments                              2,411,787            9,960,785            5,853,396            7,204,061
       Transfers between sub-accounts
           and the Company                          (27,499,954)         (34,517,609)           1,198,582            1,543,538
       Withdrawals                                  (31,826,151)         (43,330,509)            (330,831)             (79,478)
       Annual contract fee                             (320,083)            (332,596)             (36,777)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (57,234,401)         (68,219,929)           6,684,370            8,668,121
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                           8,064,128         (152,485,971)          10,336,800            8,254,640

Contract owners' equity at
    beginning of period                             289,549,528          442,035,499            8,254,640                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   297,613,656      $   289,549,528      $    18,591,440      $     8,254,640
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                          GLOBAL BOND -- A                        GLOBAL BOND -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $     5,455,139      $             0      $     1,391,579      $             0

Expenses:
    Mortality and expense risk
       and administrative charges                     2,249,837            1,637,242              721,738               88,128
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                          3,205,302           (1,637,242)             669,841              (88,128)

Net realized gain (loss)                              9,507,486            2,500,380            1,309,706              128,995
Unrealized appreciation (depreciation)
    during the period                                 5,549,162           17,376,897            3,193,278            1,039,188
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          18,261,950           18,240,035            5,172,825            1,080,055

Changes from principal transactions:
       Purchase payments                              1,570,922            3,839,091           24,851,910           15,381,007
       Transfers between sub-accounts
           and the Company                            3,325,421           49,343,544           11,099,208            4,672,385
       Withdrawals                                  (16,870,982)         (15,479,033)          (2,257,283)            (684,552)
       Annual contract fee                             (218,039)            (114,164)             (90,345)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (12,192,678)          37,589,438           33,603,490           19,368,840
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                           6,069,272           55,829,473           38,776,315           20,448,895

Contract owners' equity at
    beginning of period                             142,081,142           86,251,669           20,448,895                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   148,150,414      $   142,081,142      $    59,225,210      $    20,448,895
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                           U.S. GOVERNMENT                          U.S. GOVERNMENT
                                                           SECURITIES -- A                         SECURITIES -- B(1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $    13,798,461      $    12,228,118      $     4,451,354      $        20,086

Expenses:
    Mortality and expense risk
       and administrative charges                     5,666,194            5,507,902            2,214,643              393,430
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                          8,132,267            6,720,216            2,236,711             (373,344)

Net realized gain (loss)                              5,897,568            4,195,440             (893,005)             378,857
Unrealized appreciation (depreciation)
    during the period                               (13,686,229)          11,282,838           (1,943,970)           1,392,003
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations             343,606           22,198,494             (600,264)           1,397,516

Changes from principal transactions:
       Purchase payments                              5,316,516           35,843,642           81,440,289           78,386,166
       Transfers between sub-accounts
           and the Company                          (93,789,436)         141,396,983          (33,104,454)          18,175,104
       Withdrawals                                  (56,693,767)         (62,371,846)         (16,435,418)          (1,490,762)
       Annual contract fee                             (563,004)            (367,989)            (215,842)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (145,729,691)         114,500,790           31,684,575           95,070,508
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                        (145,386,085)         136,699,284           31,084,311           96,468,024

Contract owners' equity at
    beginning of period                             439,332,467          302,633,183           96,468,024                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   293,946,382      $   439,332,467      $   127,552,335      $    96,468,024
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                       DIVERSIFIED BOND -- A                    DIVERSIFIED BOND -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $    11,283,736      $     9,835,961      $     1,582,347      $        12,348

Expenses:
    Mortality and expense risk
       and administrative charges                     3,376,457            3,422,327              595,199              100,554
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                          7,907,279            6,413,634              987,148              (88,206)

Net realized gain (loss)                              1,839,371             (437,188)             348,426               47,656
Unrealized appreciation (depreciation)
    during the period                                (2,809,307)           7,835,183             (436,379)             721,437
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations           6,937,343           13,811,629              899,195              680,887

Changes from principal transactions:
       Purchase payments                              1,976,385           16,289,947           23,916,498           16,091,147
       Transfers between sub-accounts
           and the Company                          (17,788,619)          27,087,999            4,317,120            4,358,328
       Withdrawals                                  (27,226,284)         (26,764,657)          (4,894,371)            (194,158)
       Annual contract fee                             (284,624)            (230,686)             (78,541)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (43,323,142)          16,382,603           23,260,706           20,255,317
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                         (36,385,799)          30,194,232           24,159,901           20,936,204

Contract owners' equity at
    beginning of period                             241,157,522          210,963,290           20,936,204                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   204,771,723      $   241,157,522      $    45,096,105      $    20,936,204
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                        INCOME & VALUE -- A                      INCOME & VALUE -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $     8,063,497      $     9,145,177      $       742,804      $         7,410

Expenses:
    Mortality and expense risk
       and administrative charges                     5,925,699            6,332,500              767,079              102,387
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                          2,137,798            2,812,677              (24,275)             (94,977)

Net realized gain (loss)                            (16,481,102)         (33,618,867)             651,121             (273,914)
Unrealized appreciation (depreciation)
    during the period                               104,852,480          (56,268,415)          10,279,671              258,423
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          90,509,176          (87,074,605)          10,906,517             (110,468)

Changes from principal transactions:
       Purchase payments                              2,666,707           18,686,675           28,498,087           17,742,923
       Transfers between sub-accounts
           and the Company                            7,945,591           13,830,828           15,601,283            4,668,628
       Withdrawals                                  (44,037,340)         (54,515,612)          (1,776,535)            (258,110)
       Annual contract fee                             (494,440)            (428,965)            (101,814)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (33,919,482)         (22,427,074)          42,221,021           22,153,441
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          56,589,694         (109,501,679)          53,127,538           22,042,973

Contract owners' equity at
    beginning of period                             387,294,741          496,796,420           22,042,973                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   443,884,435      $   387,294,741      $    75,170,511      $    22,042,973
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                       LARGE CAP GROWTH -- A                    LARGE CAP GROWTH -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $       809,007      $     1,195,702      $       165,354      $           508

Expenses:
    Mortality and expense risk
       and administrative charges                     4,419,236            5,333,939              873,087              148,317
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (3,610,229)          (4,138,237)            (707,733)            (147,809)

Net realized gain (loss)                            (49,431,775)         (79,272,801)             249,393             (433,870)
Unrealized appreciation (depreciation)
    during the period                               116,054,831          (19,393,284)          12,900,899           (1,234,651)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          63,012,827         (102,804,322)          12,442,559           (1,816,330)

Changes from principal transactions:
       Purchase payments                              3,629,731           29,816,339           26,453,437           27,801,657
       Transfers between sub-accounts
           and the Company                          (19,758,503)         (10,510,351)           8,575,545            4,888,378
       Withdrawals                                  (24,178,417)         (31,425,245)          (1,648,771)            (479,670)
       Annual contract fee                             (694,951)            (671,520)            (137,346)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (41,002,140)         (12,790,777)          33,242,865           32,210,365
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          22,010,687         (115,595,099)          45,685,424           30,394,035

Contract owners' equity at
    beginning of period                             295,419,929          411,015,028           30,394,035                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   317,430,616      $   295,419,929      $    76,079,459      $    30,394,035
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                         EQUITY-INCOME -- A                      EQUITY-INCOME -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $    25,647,997      $    35,543,281      $     3,367,537      $        16,170

Expenses:
    Mortality and expense risk
       and administrative charges                    10,287,161           12,038,496            1,806,309              306,831
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         15,360,836           23,504,785            1,561,228             (290,661)

Net realized gain (loss)                            (42,628,084)         (52,853,235)              13,916             (636,352)
Unrealized appreciation (depreciation)
    during the period                               177,586,287         (107,910,490)          26,045,711             (686,563)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations         150,319,039         (137,258,940)          27,620,855           (1,613,576)

Changes from principal transactions:
       Purchase payments                              5,622,416           49,339,044           49,799,566           48,299,207
       Transfers between sub-accounts
           and the Company                          (12,235,318)          20,759,711           31,319,155           17,201,416
       Withdrawals                                  (72,794,146)         (91,405,279)          (3,188,866)            (864,465)
       Annual contract fee                           (1,059,794)            (915,889)            (287,956)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (80,466,842)         (22,222,413)          77,641,899           64,636,158
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          69,852,197         (159,481,353)         105,262,754           63,022,582

Contract owners' equity at
    beginning of period                             703,198,146          862,679,499           63,022,582                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   773,050,343      $   703,198,146      $   168,285,336      $    63,022,582
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                        STRATEGIC BOND -- A                      STRATEGIC BOND -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $    10,106,314      $    14,649,632      $     1,130,884      $        12,983

Expenses:
    Mortality and expense risk
       and administrative charges                     3,119,500            3,060,327              481,142               59,886
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                          6,986,814           11,589,305              649,742              (46,903)

Net realized gain (loss)                              3,123,537           (3,909,229)             794,079               11,837
Unrealized appreciation (depreciation)
    during the period                                12,257,936            6,358,479            1,345,158              479,750
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          22,368,287           14,038,555            2,788,979              444,684

Changes from principal transactions:
       Purchase payments                                991,891            9,976,338           18,308,259           11,265,527
       Transfers between sub-accounts
           and the Company                           12,416,310            2,282,738            7,117,303            1,598,885
       Withdrawals                                  (30,284,555)         (29,935,013)          (1,285,625)            (178,579)
       Annual contract fee                             (217,487)            (160,752)             (54,768)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (17,093,841)         (17,836,689)          24,085,169           12,685,833
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                           5,274,446           (3,798,134)          26,874,148           13,130,517

Contract owners' equity at
    beginning of period                             198,510,721          202,308,855           13,130,517                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   203,785,167      $   198,510,721      $    40,004,665      $    13,130,517
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                           OVERSEAS -- A                           OVERSEAS -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $       780,688      $     1,210,212      $        82,808      $         1,451

Expenses:
    Mortality and expense risk
       and administrative charges                     2,332,867            2,989,331              271,154               51,798
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (1,552,179)          (1,779,119)            (188,346)             (50,347)

Net realized gain (loss)                            (18,661,895)         (50,965,054)           2,851,118              176,277
Unrealized appreciation (depreciation)
    during the period                                78,015,365            5,240,396            5,053,646             (345,870)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          57,801,291          (47,503,777)           7,716,418             (219,940)

Changes from principal transactions:
       Purchase payments                              1,603,138            7,574,808            8,147,761            7,868,676
       Transfers between sub-accounts
           and the Company                          (19,315,545)         (31,951,399)           1,041,421            1,884,997
       Withdrawals                                  (14,322,132)         (18,872,641)          (2,417,427)            (557,773)
       Annual contract fee                             (277,250)            (285,459)             (37,405)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (32,311,789)         (43,534,691)           6,734,350            9,195,900
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          25,489,502          (91,038,468)          14,450,768            8,975,960

Contract owners' equity at
    beginning of period                             156,959,102          247,997,570            8,975,960                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   182,448,604      $   156,959,102      $    23,426,728      $     8,975,960
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                       ALL CAP CORE -- A (2)                     ALL CAP CORE -- B (1,2)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $             0      $             0      $             0      $             0

Expenses:
    Mortality and expense risk
       and administrative charges                     2,675,101            3,504,736              104,297               20,340
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (2,675,101)          (3,504,736)            (104,297)             (20,340)

Net realized gain (loss)                            (71,772,683)        (116,086,775)             661,223              (60,233)
Unrealized appreciation (depreciation)
    during the period                               122,185,636           39,171,159            1,190,715              (63,503)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          47,737,852          (80,420,352)           1,747,641             (144,076)

Changes from principal transactions:
       Purchase payments                              2,055,653            6,623,045            1,693,510            3,701,416
       Transfers between sub-accounts
           and the Company                          (22,456,680)         (47,100,837)           2,388,341              696,993
       Withdrawals                                  (16,162,747)         (23,154,088)            (298,729)             (52,360)
       Annual contract fee                             (380,309)            (400,936)             (19,880)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (36,944,083)         (64,032,816)           3,763,242            4,346,049
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          10,793,769         (144,453,168)           5,510,883            4,201,973

Contract owners' equity at
    beginning of period                             186,957,474          331,410,642            4,201,973                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   197,751,243      $   186,957,474      $     9,712,856      $     4,201,973
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(2) Effective December 1, 2002, the Growth Sub-Account was renamed All Cap Core through a vote of the Board of Directors.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                       ALL CAP GROWTH--A                  ALL CAP GROWTH -- B (1)
                                                --------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $          0

Expenses:
   Mortality and expense risk
       and administrative charges                   4,537,356          6,002,017           330,853            52,240
                                                --------------------------------------------------------------------

Net investment income (loss)                       (4,537,356)        (6,002,017)         (330,853)          (52,240)

Net realized gain (loss)                          (69,338,676)      (107,481,788)        1,144,875          (215,778)
Unrealized appreciation (depreciation)
    during the period                             148,470,652        (12,351,982)        4,427,562          (400,925)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        74,594,620       (125,835,787)        5,241,584          (668,943)

Changes from principal transactions:
       Purchase payments                            3,265,946         16,271,357        10,539,706         9,591,496
       Transfers between sub-accounts
           and the Company                        (31,084,500)       (74,493,892)        3,010,983         2,629,133
       Withdrawals                                (24,967,020)       (37,496,879)         (480,286)          (69,512)
       Annual contract fee                           (629,784)          (659,396)          (60,012)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (53,415,358)       (96,378,810)       13,010,391        12,151,117
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        21,179,262       (222,214,597)       18,251,975        11,482,174

Contract owners' equity at
    beginning of period                           310,839,066        533,053,663        11,482,174                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 332,018,328      $ 310,839,066      $ 29,734,149      $ 11,482,174
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                   INTERNATIONAL SMALL CAP--A         INTERNATIONAL SMALL CAP--B (1)
                                                --------------------------------     -------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002              2003             2002
                                                --------------------------------     -------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $         0

Expenses:
   Mortality and expense risk
       and administrative charges                   1,285,203          1,525,022           157,761           28,240
                                                -------------------------------------------------------------------

Net investment income (loss)                       (1,285,203)        (1,525,022)         (157,761)         (28,240)

Net realized gain (loss)                          (11,092,776)       (52,328,593)          585,610          (11,374)
Unrealized appreciation (depreciation)
    during the period                              51,013,637         35,352,853         4,051,361         (211,745)
                                                -------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        38,635,658        (18,500,762)        4,479,210         (251,359)

Changes from principal transactions:
       Purchase payments                            1,137,532          2,962,077         6,914,005        3,173,030
       Transfers between sub-accounts
           and the Company                            662,497        (16,288,101)        5,552,142        3,535,448
       Withdrawals                                 (8,274,236)       (10,342,446)         (176,038)      (1,707,902)
       Annual contract fee                           (201,056)          (206,319)          (26,226)               0
                                                -------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             (6,675,263)       (23,874,789)       12,263,883        5,000,576
                                                -------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        31,960,395        (42,375,551)       16,743,093        4,749,217

Contract owners' equity at
    beginning of period                            79,119,979        121,495,530         4,749,217                0
                                                -------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 111,080,374      $  79,119,979      $ 21,492,310      $ 4,749,217
                                                ===================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                -----------------------------------------------------------------
                                                         PACIFIC RIM                        PACIFIC RIM
                                                     EMERGING MARKETS--A               EMERGING MARKETS--B (1)
                                                ------------------------------      -----------------------------
                                                    YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                    2003              2002              2003             2002
                                                ------------------------------      -----------------------------
Income:
   Dividends                                    $     50,334      $     45,373      $     12,509      $        42

Expenses:
   Mortality and expense risk
       and administrative charges                    480,144           577,376           133,979           21,160
                                                -----------------------------------------------------------------

Net investment income (loss)                        (429,810)         (532,003)         (121,470)         (21,118)

Net realized gain (loss)                            (918,682)       (4,013,178)        1,429,345         (151,409)
Unrealized appreciation (depreciation)
    during the period                             12,221,898          (635,694)        2,054,329          (80,822)
                                                -----------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       10,873,406        (5,180,875)        3,362,204         (253,349)

Changes from principal transactions:
       Purchase payments                             403,225         2,145,029         4,490,510        3,089,598
       Transfers between sub-accounts
           and the Company                         2,924,326           119,212         6,649,107        1,507,420
       Withdrawals                                (2,879,904)       (4,126,997)         (267,039)        (137,678)
       Annual contract fee                           (78,707)          (76,722)          (24,524)               0
                                                -----------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions               368,940        (1,939,478)       10,848,054        4,459,340
                                                -----------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                       11,242,346        (7,120,353)       14,210,258        4,205,991

Contract owners' equity at
    beginning of period                           30,156,312        37,276,665         4,205,991                0
                                                -----------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 41,398,658      $ 30,156,312      $ 18,416,249      $ 4,205,991
                                                =================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                    SCIENCE & TECHNOLOGY--A            SCIENCE & TECHNOLOGY--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $          0

Expenses:
   Mortality and expense risk
       and administrative charges                   4,632,054          5,249,235           545,189            43,970
                                                --------------------------------------------------------------------

Net investment income (loss)                       (4,632,054)        (5,249,235)         (545,189)          (43,970)

Net realized gain (loss)                         (208,119,458)      (367,926,850)        1,933,475          (265,686)
Unrealized appreciation (depreciation)
    during the period                             335,377,282        159,865,459        11,574,007          (164,810)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       122,625,770       (213,310,626)       12,962,293          (474,466)

Changes from principal transactions:
       Purchase payments                            6,433,820         17,115,638        18,946,909         9,262,983
       Transfers between sub-accounts
           and the Company                         18,698,938        (69,996,329)       19,319,010         2,016,539
       Withdrawals                                (23,573,235)       (31,944,633)       (1,471,426)          (83,332)
       Annual contract fee                           (913,638)          (832,640)         (101,867)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                645,885        (85,657,964)       36,692,626        11,196,190
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                       123,271,655       (298,968,590)       49,654,919        10,721,724

Contract owners' equity at
    beginning of period                           252,566,578        551,535,168        10,721,724                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 375,838,233      $ 252,566,578      $ 60,376,643      $ 10,721,724
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                            EMERGING                            EMERGING
                                                        SMALL COMPANY--A                   SMALL COMPANY--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $          0

Expenses:
   Mortality and expense risk
       and administrative charges                   2,043,019          2,283,570           517,672            70,098
                                                --------------------------------------------------------------------

Net investment income (loss)                       (2,043,019)        (2,283,570)         (517,672)          (70,098)

Net realized gain (loss)                          (24,269,768)       (49,447,542)          858,667          (326,954)
Unrealized appreciation (depreciation)
    during the period                              71,036,569         (7,945,645)       10,918,278           (42,290)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        44,723,782        (59,676,757)       11,259,273          (439,342)

Changes from principal transactions:
       Purchase payments                            2,111,670         13,480,427        19,847,415        12,179,048
       Transfers between sub-accounts
           and the Company                          4,431,589        (10,017,929)       13,136,305         2,230,590
       Withdrawals                                 (9,770,031)       (11,724,363)         (642,635)          (80,493)
       Annual contract fee                           (332,902)          (300,719)          (82,627)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             (3,559,674)        (8,562,584)       32,258,458        14,329,145
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        41,164,108        (68,239,341)       43,517,731        13,889,803

Contract owners' equity at
    beginning of period                           125,683,392        193,922,733        13,889,803                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 166,847,500      $ 125,683,392      $ 57,407,534      $ 13,889,803
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                      AGGRESSIVE GROWTH--A               AGGRESSIVE GROWTH--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $          0

Expenses:
   Mortality and expense risk
       and administrative charges                   2,512,021          3,011,472           382,471            68,313
                                                --------------------------------------------------------------------

Net investment income (loss)                       (2,512,021)        (3,011,472)         (382,471)          (68,313)


Net realized gain (loss)                          (35,376,296)       (64,270,748)          596,747          (218,585)
Unrealized appreciation (depreciation)
    during the period                              85,347,134          3,800,154         6,877,849          (521,395)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        47,458,817        (63,482,066)        7,092,125          (808,293)

Changes from principal transactions:
       Purchase payments                            2,666,651         13,509,629        10,594,034        11,566,350
       Transfers between sub-accounts
           and the Company                         (7,310,496)       (20,741,133)        3,217,861         2,724,860
       Withdrawals                                (11,423,427)       (15,892,329)         (666,630)         (133,090)
       Annual contract fee                           (452,887)          (441,426)          (70,151)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (16,520,159)       (23,565,259)       13,075,114        14,158,120
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        30,938,658        (87,047,325)       20,167,239        13,349,827

Contract owners' equity at
    beginning of period                           161,550,312        248,597,637        13,349,827                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 192,488,970      $ 161,550,312      $ 33,517,066      $ 13,349,827
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                -------------------------------------------------------------------
                                                    INTERNATIONAL STOCK--A             INTERNATIONAL STOCK--B (1)
                                                -------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                -------------------------------      ------------------------------
Income:
   Dividends                                    $    398,946      $     445,669      $     85,787      $      1,563

Expenses:
   Mortality and expense risk
       and administrative charges                  1,161,554          1,448,182           291,302            72,744
                                                -------------------------------------------------------------------

Net investment income (loss)                        (762,608)        (1,002,513)         (205,515)          (71,181)

Net realized gain (loss)                         (10,030,014)       (21,805,047)          795,531          (158,604)
Unrealized appreciation (depreciation)
    during the period                             30,965,735         (1,004,061)        5,035,086          (277,627)
                                                -------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       20,173,113        (23,811,621)        5,625,102          (507,412)

Changes from principal transactions:
       Purchase payments                             947,604          7,278,594         5,141,168        10,109,444
       Transfers between sub-accounts
           and the Company                        (4,852,539)        (6,724,536)        5,144,589         1,928,058
       Withdrawals                                (5,408,763)        (6,378,167)       (2,979,769)         (113,614)
       Annual contract fee                          (167,610)          (167,595)          (50,305)                0
                                                -------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (9,481,308)        (5,991,704)        7,255,683        11,923,888
                                                -------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                       10,691,805        (29,803,325)       12,880,785        11,416,476

Contract owners' equity at
    beginning of period                           79,491,068        109,294,393        11,416,476                 0
                                                -------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 90,182,873      $  79,491,068      $ 24,297,261      $ 11,416,476
                                                ===================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     QUANTITATIVE EQUITY--A            QUANTITATIVE EQUITY--B (1)
                                                --------------------------------      ----------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002             2003             2002
                                                --------------------------------      ----------------------------
Income:
   Dividends                                    $     771,461      $     574,943      $    31,332      $       167

Expenses:
   Mortality and expense risk
       and administrative charges                   1,701,054          2,593,418           72,081           15,331
                                                ------------------------------------------------------------------

Net investment income (loss)                         (929,593)        (2,018,475)         (40,749)         (15,164)

Net realized gain (loss)                          (36,935,965)       (85,900,898)         257,348          (94,286)
Unrealized appreciation (depreciation)
    during the period                              60,099,333         23,136,573          720,758          (68,912)
                                                ------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        22,233,775        (64,782,800)         937,357         (178,362)

Changes from principal transactions:
       Purchase payments                            1,627,733          7,395,730        1,119,360        2,661,590
       Transfers between sub-accounts
           and the Company                        (17,480,821)       (47,448,100)         859,611          559,628
       Withdrawals                                 (9,757,488)       (17,584,797)        (134,808)         (28,187)
       Annual contract fee                           (260,271)          (301,002)         (14,879)               0
                                                ------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (25,870,847)       (57,938,169)       1,829,284        3,193,031
                                                ------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        (3,637,072)      (122,720,969)       2,766,641        3,014,669

Contract owners' equity at
    beginning of period                           124,375,746        247,096,715        3,014,669                0
                                                ------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 120,738,674      $ 124,375,746      $ 5,781,310      $ 3,014,669
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                           VALUE--A                           VALUE--B (1)
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                --------------------------------      ------------------------------
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $   2,252,220      $   5,156,874      $    184,914      $      4,528

Expenses:
   Mortality and expense risk
       and administrative charges                   2,630,122          3,500,447           278,779            60,999
                                                --------------------------------------------------------------------

Net investment income (loss)                         (377,902)         1,656,427           (93,865)          (56,471)

Net realized gain (loss)                          (15,038,965)        (9,629,983)          436,912          (494,029)
Unrealized appreciation (depreciation)
    during the period                              70,479,396        (59,252,884)        5,625,962          (224,122)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        55,062,529        (67,226,440)        5,969,009          (774,622)

Changes from principal transactions:
       Purchase payments                            2,078,391         14,778,088         8,990,719         9,830,473
       Transfers between sub-accounts
           and the Company                        (28,576,758)        (8,482,256)        1,476,443         2,175,427
       Withdrawals                                (16,129,743)       (20,116,653)         (418,200)          (77,277)
       Annual contract fee                           (329,223)          (340,429)          (55,439)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (42,957,333)       (14,161,250)        9,993,523        11,928,623
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        12,105,196        (81,387,690)       15,962,532        11,154,001

Contract owners' equity at
    beginning of period                           186,030,670        267,418,360        11,154,001                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 198,135,866      $ 186,030,670      $ 27,116,533      $ 11,154,001
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                   REAL ESTATE SECURITIES--A           REAL ESTATE SECURITIES--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $   3,072,761      $   3,003,426      $  1,076,468      $     10,220

Expenses:
   Mortality and expense risk
       and administrative charges                   1,766,849          1,610,141           774,804           144,131
                                                --------------------------------------------------------------------

Net investment income (loss)                        1,305,912          1,393,285           301,664          (133,911)

Net realized gain (loss)                            2,605,570          2,077,647           822,144          (204,564)
Unrealized appreciation (depreciation)
    during the period                              33,596,600         (7,206,892)       14,564,864          (135,173)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        37,508,082         (3,735,960)       15,688,672          (473,648)

Changes from principal transactions:
       Purchase payments                            1,379,445         12,999,359        20,879,191        24,676,216
       Transfers between sub-accounts
           and the Company                          3,130,824         38,467,502        10,771,446         4,188,625
       Withdrawals                                 (9,983,382)       (12,577,104)       (2,011,810)         (177,117)
       Annual contract fee                           (235,198)          (166,579)         (140,625)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             (5,708,311)        38,723,178        29,498,202        28,687,724
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        31,799,771         34,987,218        45,186,874        28,214,076

Contract owners' equity at
    beginning of period                           108,850,395         73,863,177        28,214,076                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 140,650,166      $ 108,850,395      $ 73,400,950      $ 28,214,076
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                -----------------------------------------------------------------
                                                         BALANCED--A                      BALANCED--B (1)
                                                ------------------------------      -----------------------------
                                                    YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2003              2002              2003             2002
                                                ------------------------------      -----------------------------
Income:
   Dividends                                    $  1,443,068      $  1,766,109      $    240,901      $    11,346

Expenses:
   Mortality and expense risk
       and administrative charges                    855,175         1,003,604           182,810           27,576
                                                -----------------------------------------------------------------
Net investment income (loss)                         587,893           762,505            58,091          (16,230)

Net realized gain (loss)                          (8,555,921)      (11,702,441)           85,168          (78,520)
Unrealized appreciation (depreciation)
    during the period                             14,714,777        (1,233,075)        1,386,011          (20,228)
                                                -----------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        6,746,749       (12,173,011)        1,529,270         (114,978)

Changes from principal transactions:
       Purchase payments                             659,765         5,369,213         7,245,195        5,169,246
       Transfers between sub-accounts
           and the Company                        (1,774,916)       (1,797,824)        3,090,327        1,024,071
       Withdrawals                                (5,893,492)       (6,826,594)         (568,988)        (136,475)
       Annual contract fee                           (89,859)          (77,240)          (27,148)               0
                                                -----------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (7,098,502)       (3,332,445)        9,739,386        6,056,842
                                                -----------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                         (351,753)      (15,505,456)       11,268,656        5,941,864

Contract owners' equity at
    beginning of period                           59,337,713        74,843,169         5,941,864                0
                                                -----------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 58,985,960      $ 59,337,713      $ 17,210,520      $ 5,941,864
                                                =================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                          HIGH YIELD--A                    HIGH YIELD--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003                2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $   9,637,576      $  11,981,195      $  2,454,162      $    166,246

Expenses:
   Mortality and expense risk
       and administrative charges                   2,764,629          1,988,137           982,226            81,182
                                                --------------------------------------------------------------------

Net investment income (loss)                        6,872,947          9,993,058         1,471,936            85,064

Net realized gain (loss)                           (3,457,399)       (27,263,784)        2,304,411          (232,857)
Unrealized appreciation (depreciation)
    during the period                              32,281,985          6,608,120         7,235,506           407,986
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        35,697,533        (10,662,606)       11,011,853           260,193

Changes from principal transactions:
       Purchase payments                            2,677,392         12,836,094        39,999,646        13,515,097
       Transfers between sub-accounts
           and the Company                         61,346,287         13,382,263        30,766,481         5,344,290
       Withdrawals                                (17,114,095)       (13,508,610)       (2,833,059)         (154,481)
       Annual contract fee                           (288,988)          (148,617)         (110,347)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             46,620,596         12,561,130        67,822,721        18,704,906
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        82,318,129          1,898,524        78,834,574        18,965,099

Contract owners' equity at
    beginning of period                           135,646,552        133,748,028        18,965,099                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 217,964,681      $ 135,646,552      $ 97,799,673      $ 18,965,099
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                 LIFESTYLE AGGRESSIVE 1000--A        LIFESTYLE AGGRESSIVE 1000--B (1)
                                                -------------------------------     ----------------------------------
                                                    YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003              2002               2003              2002
                                                -------------------------------     ----------------------------------
Income:
   Dividends                                    $     385,950      $    738,071      $     158,117      $      3,038

Expenses:
   Mortality and expense risk
       and administrative charges                   1,450,376         1,370,264          1,061,993           111,365
                                                --------------------------------------------------------------------

Net investment income (loss)                       (1,064,426)         (632,193)          (903,876)         (108,327)

Net realized gain (loss)                           (5,506,467)       (8,480,152)           367,242          (266,368)
Unrealized appreciation (depreciation)
    during the period                              35,931,498       (14,228,720)        23,100,056          (583,478)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        29,360,605       (23,341,065)        22,563,422          (958,173)

Changes from principal transactions:
       Purchase payments                            2,130,936        13,235,605         70,408,947        23,602,718
       Transfers between sub-accounts
           and the Company                         20,605,458         2,263,876         16,155,005         3,248,113
       Withdrawals                                 (4,525,284)       (5,844,623)        (1,244,480)          (61,304)
       Annual contract fee                           (287,512)         (222,649)          (139,016)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             17,923,598         9,432,209         85,180,456        26,789,527
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        47,284,203       (13,908,856)       107,743,878        25,831,354

Contract owners' equity at
    beginning of period                            81,128,326        95,037,182         25,831,354                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 128,412,529      $ 81,128,326      $ 133,575,232      $ 25,831,354
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                    LIFESTYLE GROWTH 820--A              LIFESTYLE GROWTH 820--B (1)
                                                --------------------------------      --------------------------------
                                                     YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                --------------------------------      --------------------------------
                                                   2003               2002               2003               2002
Income:
   Dividends                                    $   5,348,253      $   9,798,226      $   2,334,906      $      28,539

Expenses:
   Mortality and expense risk
       and administrative charges                   6,862,871          6,739,165          4,948,884            502,039
                                                ----------------------------------------------------------------------

Net investment income (loss)                       (1,514,618)         3,059,061         (2,613,978)          (473,500)

Net realized gain (loss)                          (18,798,494)       (24,910,263)           443,964           (795,789)
Unrealized appreciation (depreciation)
    during the period                             134,964,807        (66,645,311)        88,875,738         (1,203,734)
                                                ----------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       114,651,695        (88,496,513)        86,705,724         (2,473,023)

Changes from principal transactions:
       Purchase payments                            8,285,702         78,339,455        291,758,068         98,002,492
       Transfers between sub-accounts
           and the Company                         66,668,476          9,192,018        114,676,993         21,478,710
       Withdrawals                                (28,378,208)       (24,652,680)        (4,875,543)          (624,928)
       Annual contract fee                         (1,190,019)          (820,959)          (695,811)                 0
                                                ----------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             45,385,951         62,057,834        400,863,707        118,856,274
                                                ----------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                       160,037,646        (26,438,679)       487,569,431        116,383,251

Contract owners' equity at
    beginning of period                           410,787,298        437,225,977        116,383,251                  0
                                                ----------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 570,824,944      $ 410,787,298      $ 603,952,682      $ 116,383,251
                                                ======================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                   LIFESTYLE BALANCED 640--A           LIFESTYLE BALANCED 640--B (1)
                                                --------------------------------      --------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002               2003               2002
                                                --------------------------------      --------------------------------
Income:
   Dividends                                    $  13,063,809      $  16,939,176      $   6,018,455      $      66,081

Expenses:
   Mortality and expense risk
       and administrative charges                   8,539,131          7,574,348          6,017,227            632,246
                                                ----------------------------------------------------------------------

Net investment income (loss)                        4,524,678          9,364,828              1,228           (566,165)

Net realized gain (loss)                          (14,191,575)       (19,379,768)         1,367,876           (233,278)
Unrealized appreciation (depreciation)
    during the period                             123,687,233        (52,117,232)        81,733,858            315,761
                                                ----------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       114,020,336        (62,132,172)        83,102,962           (483,682)

Changes from principal transactions:
       Purchase payments                            7,915,089         81,452,405        313,457,332        126,304,728
       Transfers between sub-accounts
           and the Company                         89,372,596         69,027,356        136,110,946         31,435,317
       Withdrawals                                (44,067,334)       (44,193,214)       (13,147,255)        (1,952,292)
       Annual contract fee                         (1,175,598)          (720,680)          (807,265)                 0
                                                ----------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             52,044,753        105,565,867        435,613,758        155,787,753
                                                ----------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                       166,065,089         43,433,695        518,716,720        155,304,071

Contract owners' equity at
    beginning of period                           496,027,939        452,594,244        155,304,071                  0
                                                ----------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 662,093,028      $ 496,027,939      $ 674,020,791      $ 155,304,071
                                                ======================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ---------------------------------------------------------------------
                                                    LIFESTYLE MODERATE 460--A          LIFESTYLE MODERATE 460--B (1)
                                                --------------------------------      -------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002               2003              2002
                                                --------------------------------      -------------------------------
Income:
   Dividends                                    $   6,948,499      $   6,817,009      $   3,472,781      $     48,617

Expenses:
   Mortality and expense risk
       and administrative charges                   3,521,228          3,057,848          2,557,232           298,244
                                                ---------------------------------------------------------------------

Net investment income (loss)                        3,427,271          3,759,161            915,549          (249,627)

Net realized gain (loss)                           (5,441,935)        (5,094,965)           986,711          (201,098)
Unrealized appreciation (depreciation)
    during the period                              36,715,207         (7,691,449)        23,584,292           661,824
                                                ---------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        34,700,543         (9,027,253)        25,486,552           211,099

Changes from principal transactions:
       Purchase payments                            3,753,040         33,041,997        112,293,897        54,323,811
       Transfers between sub-accounts
           and the Company                         30,018,611         35,423,993         56,764,883        16,084,294
       Withdrawals                                (21,982,594)       (16,466,800)        (5,272,904)         (856,642)
       Annual contract fee                           (405,291)          (253,436)          (345,568)                0
                                                ---------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             11,383,766         51,745,754        163,440,308        69,551,463
                                                ---------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        46,084,309         42,718,501        188,926,860        69,762,562

Contract owners' equity at
    beginning of period                           211,250,338        168,531,837         69,762,562                 0
                                                ---------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 257,334,647      $ 211,250,338      $ 258,689,422      $ 69,762,562
                                                =====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                                -----------------------------------------------------------------------
                                                 LIFESTYLE CONSERVATIVE 280--A       LIFESTYLE CONSERVATIVE 280--B (1)
                                                --------------------------------    -----------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002               2003              2002
                                                --------------------------------      -------------------------------
Income:
   Dividends                                    $   6,097,668      $   4,150,295      $   2,763,882      $     43,896

Expenses:
   Mortality and expense risk
       and administrative charges                   2,354,906          2,039,830          1,555,889           199,164
                                                ---------------------------------------------------------------------

Net investment income (loss)                        3,742,762          2,110,465          1,207,993          (155,268)

Net realized gain (loss)                              578,125         (1,477,388)         1,507,415           (62,651)
Unrealized appreciation (depreciation)
    during the period                              10,255,396           (316,644)         6,660,749           743,780
                                                ---------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        14,576,283            316,433          9,376,157           525,861

Changes from principal transactions:
       Purchase payments                            1,545,117         18,382,289         67,473,922        36,109,609
       Transfers between sub-accounts
           and the Company                          4,909,458         39,064,001         19,837,487         7,809,440
       Withdrawals                                (19,591,433)       (17,028,518)        (6,598,999)         (686,035)
       Annual contract fee                           (235,418)          (131,615)          (161,583)                0
                                                ---------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (13,372,276)        40,286,157         80,550,827        43,233,014
                                                ---------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                         1,204,007         40,602,590         89,926,984        43,758,875

Contract owners' equity at
    beginning of period                           146,341,361        105,738,771         43,758,875                 0
                                                ---------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 147,545,368      $ 146,341,361      $ 133,685,859      $ 43,758,875
                                                =====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ---------------------------------------------------------------------
                                                     SMALL COMPANY VALUE--A             SMALL COMPANY VALUE--B (1)
                                                --------------------------------      -------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002               2003              2002
                                                --------------------------------      -------------------------------
Income:
   Dividends                                    $   1,067,458      $   1,413,944      $     368,686      $      2,450

Expenses:
   Mortality and expense risk
       and administrative charges                   3,071,538          3,082,696          1,242,781           214,523
                                                ---------------------------------------------------------------------

Net investment income (loss)                       (2,004,080)        (1,668,752)          (874,095)         (212,073)

Net realized gain (loss)                              747,691          2,650,043          1,291,326          (737,319)
Unrealized appreciation (depreciation)
    during the period                              56,960,321        (28,129,963)        21,842,152           (41,870)
                                                ---------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        55,703,932        (27,148,672)        22,259,383          (991,262)

Changes from principal transactions:
       Purchase payments                            3,312,973         32,266,541         37,197,849        34,902,183
       Transfers between sub-accounts
           and the Company                          7,575,031         74,719,762         19,986,591         9,625,190
       Withdrawals                                (17,748,545)       (15,689,037)        (2,078,016)         (367,964)
       Annual contract fee                           (468,244)          (352,687)          (216,331)                0
                                                ---------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             (7,328,785)        90,944,579         54,890,093        44,159,409
                                                ---------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        48,375,147         63,795,907         77,149,476        43,168,147

Contract owners' equity at
    beginning of period                           193,152,245        129,356,338         43,168,147                 0
                                                ---------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 241,527,392      $ 193,152,245      $ 120,317,623      $ 43,168,147
                                                =====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                -------------------------------------------------------------------
                                                    INTERNATIONAL VALUE--A             INTERNATIONAL VALUE--B (1)
                                                -------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                -------------------------------      ------------------------------
Income:
   Dividends                                    $     860,110      $    759,226      $    428,452      $      9,025

Expenses:
   Mortality and expense risk
       and administrative charges                   1,578,229         1,461,183           932,800           140,362
                                                -------------------------------------------------------------------

Net investment income (loss)                         (718,119)         (701,957)         (504,348)         (131,337)

Net realized gain (loss)                           (2,490,029)       (9,351,887)        1,837,613          (513,097)
Unrealized appreciation (depreciation)
    during the period                              43,016,341       (11,606,333)       22,987,478          (718,218)
                                                -------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        39,808,193       (21,660,177)       24,320,743        (1,362,652)

Changes from principal transactions:
       Purchase payments                            1,665,762        12,898,013        29,825,773        23,290,571
       Transfers between sub-accounts
           and the Company                         16,649,122        29,060,085        11,166,853         9,142,901
       Withdrawals                                 (7,175,085)       (6,577,115)       (2,781,811)       (1,076,883)
       Annual contract fee                           (226,279)         (164,739)         (143,289)                0
                                                -------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             10,913,520        35,216,244        38,067,526        31,356,589
                                                -------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        50,721,713        13,556,067        62,388,269        29,993,937

Contract owners' equity at
    beginning of period                            89,132,404        75,576,337        29,993,937                 0
                                                -------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 139,854,117      $ 89,132,404      $ 92,382,206      $ 29,993,937
                                                ===================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                     SMALL COMPANY BLEND--A             SMALL COMPANY BLEND--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $     219,321      $          0      $        254

Expenses:
   Mortality and expense risk
       and administrative charges                   1,530,673          1,605,041           531,583            73,401
                                                --------------------------------------------------------------------

Net investment income (loss)                       (1,530,673)        (1,385,720)         (531,583)          (73,147)

Net realized gain (loss)                           (5,865,268)       (21,016,147)          872,949          (445,632)
Unrealized appreciation (depreciation)
    during the period                              40,837,469        (13,854,023)       11,148,655          (404,893)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        33,441,528        (36,255,890)       11,490,021          (923,672)

Changes from principal transactions:
       Purchase payments                            1,312,566         14,649,064        20,532,492        13,553,330
       Transfers between sub-accounts
           and the Company                          4,596,710         10,611,994         9,023,912         2,940,763
       Withdrawals                                 (6,873,419)        (7,012,852)         (744,019)          (97,104)
       Annual contract fee                           (244,100)          (194,217)          (83,203)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             (1,208,243)        18,053,989        28,729,182        16,396,989
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        32,233,285        (18,201,901)       40,219,203        15,473,317

Contract owners' equity at
    beginning of period                            89,497,693        107,699,594        15,473,317                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 121,730,978      $  89,497,693      $ 55,692,520      $ 15,473,317
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                        TOTAL RETURN--A                     TOTAL RETURN--B (1)
                                                --------------------------------      --------------------------------
                                                     YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2003               2002               2003               2002
                                                --------------------------------      --------------------------------
Income:
   Dividends                                    $  38,122,057      $  23,013,999      $  13,257,082      $      85,711

Expenses:
   Mortality and expense risk
       and administrative charges                   8,667,997          8,016,349          3,674,276            641,668
                                                ----------------------------------------------------------------------

Net investment income (loss)                       29,454,060         14,997,650          9,582,806           (555,957)

Net realized gain (loss)                            8,725,739          8,339,401            247,143            402,589
Unrealized appreciation (depreciation)
    during the period                             (19,452,832)        17,177,695         (3,884,109)         4,253,629
                                                ----------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        18,726,967         40,514,746          5,945,840          4,100,261

Changes from principal transactions:
       Purchase payments                            6,396,388         69,970,819        109,701,093        121,904,718
       Transfers between sub-accounts
           and the Company                        (87,612,913)       173,662,568         18,023,056         23,477,044
       Withdrawals                                (54,324,767)       (49,611,673)       (20,420,323)        (1,536,055)
       Annual contract fee                         (1,088,694)          (814,233)          (420,260)                 0
                                                ----------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions           (136,629,986)       193,207,481        106,883,566        143,845,707
                                                ----------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                      (117,903,019)       233,722,227        112,829,406        147,945,968

Contract owners' equity at
    beginning of period                           610,906,342        377,184,115        147,945,968                  0
                                                ----------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 493,003,323      $ 610,906,342      $ 260,775,374      $ 147,945,968
                                                ======================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                      U.S. LARGE CAP--A (3)              U.S. LARGE CAP--B (1,3)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002               2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $   1,027,357      $     846,589      $    294,980      $      1,461

Expenses:
   Mortality and expense risk
       and administrative charges                   3,850,687          4,146,225         1,145,557           199,138
                                                --------------------------------------------------------------------

Net investment income (loss)                       (2,823,330)        (3,299,636)         (850,577)         (197,677)

Net realized gain (loss)                          (13,730,869)       (15,354,651)          890,962          (536,557)
Unrealized appreciation (depreciation)
    during the period                              94,141,401        (71,442,209)       22,003,462          (118,325)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        77,587,202        (90,096,496)       22,043,847          (852,559)

Changes from principal transactions:
       Purchase payments                            2,731,656         30,152,648        30,133,548        34,742,061
       Transfers between sub-accounts
           and the Company                         (8,277,233)        10,430,828         9,026,408         6,258,578
       Withdrawals                                (18,187,380)       (18,897,540)       (1,730,625)         (216,408)
       Annual contract fee                           (546,215)          (455,264)         (210,633)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (24,279,172)        21,230,672        37,218,698        40,784,231
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        53,308,030        (68,865,824)       59,262,545        39,931,672

Contract owners' equity at
    beginning of period                           236,130,644        304,996,468        39,931,672                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 289,438,674      $ 236,130,644      $ 99,194,217      $ 39,931,672
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(3) Effective May 2, 2003, the U.S. Large Cap Value Sub-Account was renamed the U.S. Large Cap through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                        MID CAP STOCK--A                  MID CAP STOCK--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $          0

Expenses:
   Mortality and expense risk
       and administrative charges                   1,765,507          1,613,189           663,746            88,453
                                                --------------------------------------------------------------------

Net investment income (loss)                       (1,765,507)        (1,613,189)         (663,746)          (88,453)

Net realized gain (loss)                           (3,953,338)        (9,943,108)          521,177          (198,403)
Unrealized appreciation (depreciation)
    during the period                              45,265,057        (19,384,457)       14,045,762          (361,070)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        39,546,212        (30,940,754)       13,903,193          (647,926)

Changes from principal transactions:
       Purchase payments                            1,556,968         16,726,451        26,830,411        15,005,125
       Transfers between sub-accounts
           and the Company                         27,772,543          3,484,532        19,278,690         3,874,326
       Withdrawals                                 (9,081,838)        (6,595,563)       (1,079,543)          (70,993)
       Annual contract fee                           (296,081)          (209,281)         (105,344)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             19,951,592         13,406,139        44,924,214        18,808,458
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        59,497,804        (17,534,615)       58,827,407        18,160,532

Contract owners' equity at
    beginning of period                            92,124,626        109,659,241        18,160,532                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 151,622,430      $  92,124,626      $ 76,987,939      $ 18,160,532
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                -----------------------------------------------------------------
                                                   GLOBAL ALLOCATION--A (4)          GLOBAL ALLOCATION--B (1,4)
                                                ------------------------------      -----------------------------
                                                    YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2003              2002              2003             2002
                                                ------------------------------      -----------------------------
Income:
   Dividends                                    $    242,824      $      1,486      $     40,241      $         0

Expenses:
   Mortality and expense risk
       and administrative charges                    758,544           986,506           156,883           26,200
                                                -----------------------------------------------------------------

Net investment income (loss)                        (515,720)         (985,020)         (116,642)         (26,200)

Net realized gain (loss)                          (5,720,796)       (9,023,658)          335,456          (29,531)
Unrealized appreciation (depreciation)
    during the period                             17,070,057        (9,251,757)        2,241,544         (106,854)
                                                -----------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       10,833,541       (19,260,435)        2,460,358         (162,585)

Changes from principal transactions:
       Purchase payments                             486,706         9,355,127         6,346,340        4,437,868
       Transfers between sub-accounts
           and the Company                        (6,651,531)       (3,192,626)        3,538,890          909,266
       Withdrawals                                (2,506,961)       (3,171,002)         (243,712)         (17,116)
       Annual contract fee                          (169,400)         (173,268)          (31,743)               0
                                                -----------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (8,841,186)        2,818,231         9,609,775        5,330,018
                                                -----------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        1,992,355       (16,442,204)       12,070,133        5,167,433

Contract owners' equity at
    beginning of period                           51,976,048        68,418,252         5,167,433                0
                                                -----------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 53,968,403      $ 51,976,048      $ 17,237,566      $ 5,167,433
                                                =================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Effective May 5, 2003, the Tactical Allocation Sub-Account was renamed the Global Allocation through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       DYNAMIC GROWTH--A                DYNAMIC GROWTH--B (1)
                                                -------------------------------      -----------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                -------------------------------      -----------------------------
Income:
   Dividends                                    $           0      $          0      $          0      $         0

Expenses:
   Mortality and expense risk
       and administrative charges                   1,307,716         1,030,358           389,027           20,255
                                                ------------------------------------------------------------------

Net investment income (loss)                       (1,307,716)       (1,030,358)         (389,027)         (20,255)

Net realized gain (loss)                          (14,968,813)      (53,003,232)          694,583          (89,409)
Unrealized appreciation (depreciation)
    during the period                              40,081,610        27,556,315         6,952,445          (94,763)
                                                ------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        23,805,081       (26,477,275)        7,258,001         (204,427)

Changes from principal transactions:
       Purchase payments                            1,863,316         5,699,912         4,865,312        3,901,542
       Transfers between sub-accounts
           and the Company                         36,246,415        (9,627,810)       23,010,178          476,227
       Withdrawals                                 (4,882,183)       (6,160,656)         (634,035)         (36,804)
       Annual contract fee                           (287,922)         (197,554)          (90,837)               0
                                                ------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             32,939,626       (10,286,108)       27,150,618        4,340,965
                                                ------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        56,744,707       (36,763,383)       34,408,619        4,136,538

Contract owners' equity at
    beginning of period                            53,547,967        90,311,350         4,136,538                0
                                                ------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 110,292,674      $ 53,547,967      $ 38,545,157      $ 4,136,538
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------------
                                                          INTERNET TECHNOLOGIES -- A (5)     INTERNET TECHNOLOGIES -- B (1, 5)
                                                         --------------------------------    ---------------------------------
                                                              YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    ---------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               106,221           367,924            16,038            11,163
                                                         --------------    --------------    --------------    --------------

Net investment income (loss)                                   (106,221)         (367,924)          (16,038)          (11,163)

Net realized gain (loss)                                     (7,940,612)      (32,895,046)          852,780           (10,913)
Unrealized appreciation (depreciation)
    during the period                                        12,804,639        18,912,850          (130,233)          130,233
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   4,757,806       (14,350,120)          706,509           108,157

Changes from principal transactions:
       Purchase payments                                        138,388         3,043,522           708,021         2,203,496
       Transfers between sub-accounts
           and the Company                                  (25,014,247)       (2,748,309)       (3,910,982)          260,326
       Withdrawals                                             (563,388)       (1,342,996)          (43,872)          (31,655)
       Annual contract fee                                      (24,274)          (76,056)                0                 0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                      (25,463,521)       (1,123,839)       (3,246,833)        2,432,167
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                 (20,705,715)      (15,473,959)       (2,540,324)        2,540,324

Contract owners' equity at
    beginning of period                                      20,705,715        36,179,674         2,540,324                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $            0    $   20,705,715    $            0    $    2,540,324
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            INTERNATIONAL INDEX -- A           INTERNATIONAL INDEX -- B (1)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      245,834    $      195,833    $      193,089    $       73,986

Expenses:
    Mortality and expense risk
       and administrative charges                               225,749           221,096           178,753            28,131
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                     20,085           (25,263)           14,336            45,855

Net realized gain (loss)                                       (608,288)       (2,146,826)          710,643          (102,024)
Unrealized appreciation (depreciation)
    during the period                                         4,808,828          (740,986)        3,136,670          (105,515)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   4,220,625        (2,913,075)        3,861,649          (161,684)

Changes from principal transactions:
       Purchase payments                                        254,441         2,992,589         4,799,531         4,165,238
       Transfers between sub-accounts
           and the Company                                    1,330,282         2,396,719         4,686,350         1,263,539
       Withdrawals                                             (673,064)       (1,083,685)       (2,486,791)          (44,380)
       Annual contract fee                                      (40,634)          (30,608)          (29,510)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          871,025         4,275,015         6,969,580         5,384,397
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   5,091,650         1,361,940        10,831,229         5,222,713

Contract owners' equity at
    beginning of period                                      14,048,845        12,686,905         5,222,713                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   19,140,495    $   14,048,845    $   16,053,942    $    5,222,713
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                          TOTAL STOCK MARKET INDEX -- A      TOTAL STOCK MARKET INDEX -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $      237,548    $            0    $       60,461

Expenses:
    Mortality and expense risk
       and administrative charges                               438,497           389,238           239,005            26,107
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (438,497)         (151,690)         (239,005)           34,354

Net realized gain (loss)                                     (1,410,997)       (2,323,091)           87,807          (104,958)
Unrealized appreciation (depreciation)
    during the period                                         9,278,258        (4,368,287)        4,319,660          (186,281)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   7,428,764        (6,843,068)        4,168,462          (256,885)

Changes from principal transactions:
       Purchase payments                                        387,538         4,992,764         9,914,698         4,718,917
       Transfers between sub-accounts
           and the Company                                    6,476,328         2,821,406         6,216,570         1,435,506
       Withdrawals                                           (1,700,206)       (2,086,338)         (325,601)          (22,082)
       Annual contract fee                                      (69,620)          (44,805)          (33,840)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        5,094,040         5,683,027        15,771,827         6,132,341
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  12,522,804        (1,160,041)       19,940,289         5,875,456

Contract owners' equity at
    beginning of period                                      24,131,031        25,291,072         5,875,456                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   36,653,835    $   24,131,031    $   25,815,745    $    5,875,456
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 500 INDEX -- A                     500 INDEX -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                             2003               2002              2003               2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $    1,487,820    $        3,519    $      556,682    $            4

Expenses:
    Mortality and expense risk
       and administrative charges                             2,482,358         2,369,867         1,101,155           163,929
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (994,538)       (2,366,348)         (544,473)         (163,925)

Net realized gain (loss)                                    (12,949,387)      (21,292,483)          702,971          (601,407)
Unrealized appreciation (depreciation)
    during the period                                        53,097,608       (20,746,205)       16,909,678          (561,977)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  39,153,683       (44,405,036)       17,068,176        (1,327,309)

Changes from principal transactions:
       Purchase payments                                      2,400,970        29,151,983        32,423,115        30,766,509
       Transfers between sub-accounts
           and the Company                                   13,494,413        20,678,780        19,768,619         7,271,139
       Withdrawals                                           (9,306,841)      (11,756,782)       (2,087,330)         (310,700)
       Annual contract fee                                     (492,795)         (359,480)         (196,319)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        6,095,747        37,714,501        49,908,085        37,726,948
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  45,249,430        (6,690,535)       66,976,261        36,399,639

Contract owners' equity at
    beginning of period                                     147,456,807       154,147,342        36,399,639                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $  192,706,237    $  147,456,807    $  103,375,900    $   36,399,639
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                MID CAP INDEX -- A                MID CAP INDEX -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $      257,051    $            0    $       65,616

Expenses:
    Mortality and expense risk
       and administrative charges                               807,521           807,184           376,577            60,331
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (807,521)         (550,133)         (376,577)            5,285

Net realized gain (loss)                                     (1,709,762)       (2,686,795)           76,354          (174,688)
Unrealized appreciation (depreciation)
    during the period                                        17,772,697        (9,009,316)        7,484,869          (266,145)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  15,255,414       (12,246,244)        7,184,646          (435,548)

Changes from principal transactions:
       Purchase payments                                        800,616         9,533,030        12,674,613         9,590,419
       Transfers between sub-accounts
           and the Company                                    5,154,450        19,280,805         7,431,069         3,138,636
       Withdrawals                                           (3,991,530)       (4,367,432)         (467,387)         (134,223)
       Annual contract fee                                     (145,606)          (93,847)          (64,415)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        1,817,930        24,352,556        19,573,880        12,594,832
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  17,073,344        12,106,312        26,758,526        12,159,284

Contract owners' equity at
    beginning of period                                      49,706,633        37,600,321        12,159,284                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   66,779,977    $   49,706,633    $   38,917,810    $   12,159,284
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               SMALL CAP INDEX -- A              SMALL CAP INDEX -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $      254,534    $            0    $       83,509

Expenses:
    Mortality and expense risk
       and administrative charges                               560,002           492,247           320,619            43,855
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (560,002)         (237,713)         (320,619)           39,654

Net realized gain (loss)                                       (834,348)       (2,354,272)          528,043          (156,845)
Unrealized appreciation (depreciation)
    during the period                                        14,713,180        (7,071,736)        7,240,581          (260,602)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  13,318,830        (9,663,721)        7,448,005          (377,793)

Changes from principal transactions:
       Purchase payments                                        628,128         7,151,868         9,511,910         7,430,906
       Transfers between sub-accounts
           and the Company                                   14,664,535         8,821,938         9,097,519         2,229,530
       Withdrawals                                           (2,164,037)       (2,691,123)         (347,026)          (61,803)
       Annual contract fee                                      (98,019)          (60,582)          (57,021)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       13,030,607        13,222,101        18,205,382         9,598,633
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  26,349,437         3,558,380        25,653,387         9,220,840

Contract owners' equity at
    beginning of period                                      29,033,041        25,474,661         9,220,840                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   55,382,478    $   29,033,041    $   34,874,227    $    9,220,840
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            CAPITAL APPRECIATION -- A         CAPITAL APPRECIATION -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               580,048           518,993           391,515            67,118
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (580,048)         (518,993)         (391,515)          (67,118)

Net realized gain (loss)                                     (2,751,528)       (2,690,993)          (70,548)         (195,278)
Unrealized appreciation (depreciation)
    during the period                                        12,586,350       (10,230,082)        6,592,133          (835,405)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   9,254,774       (13,440,068)        6,130,070        (1,097,801)

Changes from principal transactions:
       Purchase payments                                        889,795        10,401,116         9,331,010        10,920,067
       Transfers between sub-accounts
           and the Company                                    1,001,664        11,013,903         6,950,821         3,363,596
       Withdrawals                                           (2,024,517)       (1,516,331)         (540,253)          (68,708)
       Annual contract fee                                     (116,413)          (67,759)          (66,944)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (249,471)       19,830,929        15,674,634        14,214,955
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   9,005,303         6,390,861        21,804,704        13,117,154

Contract owners' equity at
    beginning of period                                      33,398,913        27,008,052        13,117,154                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   42,404,216    $   33,398,913    $   34,921,858    $   13,117,154
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                           TELECOMMUNICATIONS -- A (5)         TELECOMMUNICATIONS -- B (1, 5)
                                                         --------------------------------    --------------------------------
                                                             YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                27,245            89,279            13,690             8,955
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    (27,245)          (89,279)          (13,690)           (8,955)

Net realized gain (loss)                                     (1,309,856)       (2,826,618)          186,646           (29,282)
Unrealized appreciation (depreciation)
    during the period                                         1,691,961        (1,413,072)           30,789           (30,789)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                     354,860        (4,328,969)          203,745           (69,026)

Changes from principal transactions:
       Purchase payments                                         23,491         1,641,855           810,290         1,918,339
       Transfers between sub-accounts
           and the Company                                   (5,715,687)          595,722        (3,186,540)          365,270
       Withdrawals                                             (174,301)         (401,162)          (18,882)          (23,196)
       Annual contract fee                                       (5,918)          (13,697)                0                 0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (5,872,415)        1,822,718        (2,395,132)        2,260,413
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  (5,517,555)       (2,506,251)       (2,191,387)        2,191,387

Contract owners' equity at
    beginning of period                                       5,517,555         8,023,806         2,191,387                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $            0    $    5,517,555    $            0    $    2,191,387
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               HEALTH SCIENCES -- A               HEALTH SCIENCES -- B (1)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $      130,633    $            0    $          272

Expenses:
    Mortality and expense risk
       and administrative charges                               961,366           822,103           514,144            74,290
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (961,366)         (691,470)         (514,144)          (74,018)

Net realized gain (loss)                                     (1,458,650)       (4,914,819)          643,211          (136,522)
Unrealized appreciation (depreciation)
    during the period                                        19,864,783       (13,328,080)        8,730,114          (438,143)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  17,444,767       (18,934,369)        8,859,181          (648,683)

Changes from principal transactions:
       Purchase payments                                      1,321,398        18,223,813        17,961,280        13,442,315
       Transfers between sub-accounts
           and the Company                                   10,439,258         7,864,621         9,329,187         2,637,139
       Withdrawals                                           (4,086,313)       (2,537,519)       (1,200,623)          (99,701)
       Annual contract fee                                     (196,282)         (105,433)          (95,068)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        7,478,061        23,445,482        25,994,776        15,979,753
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  24,922,828         4,511,113        34,853,957        15,331,070

Contract owners' equity at
    beginning of period                                      49,049,222        44,538,109        15,331,070                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   73,972,050    $   49,049,222    $   50,185,027    $   15,331,070
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             MID CAP GROWTH -- A (5)             MID CAP GROWTH -- B (1, 5)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                             2003                2002             2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               131,308           422,591            52,662            40,046
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (131,308)         (422,591)          (52,662)          (40,046)

Net realized gain (loss)                                     (3,708,294)       (4,864,280)          887,549          (214,144)
Unrealized appreciation (depreciation)
    during the period                                         5,771,646        (6,327,604)           92,314           (92,314)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   1,932,044       (11,614,475)          927,201          (346,504)

Changes from principal transactions:
       Purchase payments                                        186,821         8,312,366         2,670,739         7,120,150
       Transfers between sub-accounts
           and the Company                                  (27,660,947)        6,680,072       (11,588,855)        1,302,274
       Withdrawals                                             (516,725)       (1,300,036)          (68,898)          (16,107)
       Annual contract fee                                      (33,204)          (58,633)                0                 0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                      (28,024,055)       13,633,769        (8,987,014)        8,406,317
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                 (26,092,011)        2,019,294        (8,059,813)        8,059,813

Contract owners' equity at
    beginning of period                                      26,092,011        24,072,717         8,059,813                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $            0    $   26,092,011    $            0    $    8,059,813
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                      MID CAP                             MID CAP
                                                              OPPORTUNITIES -- A (5)             OPPORTUNITIES -- B (1, 5)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002             2003               2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                70,821           230,682            28,900            23,220
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    (70,821)         (230,682)          (28,900)          (23,220)

Net realized gain (loss)                                     (2,955,062)       (1,444,949)          187,513           (51,887)
Unrealized appreciation (depreciation)
    during the period                                         3,907,950        (4,431,079)          270,104          (270,104)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                     882,067        (6,106,710)          428,717          (345,211)

Changes from principal transactions:
       Purchase payments                                         89,924         5,307,642         1,067,131         4,410,761
       Transfers between sub-accounts
           and the Company                                  (14,714,964)        2,221,864        (6,132,772)          708,081
       Withdrawals                                             (226,668)         (421,482)          (58,758)          (77,949)
       Annual contract fee                                      (16,384)          (33,816)                0                 0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                      (14,868,092)        7,074,208        (5,124,399)        5,040,893
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                 (13,986,025)          967,498        (4,695,682)        4,695,682

Contract owners' equity at
    beginning of period                                      13,986,025        13,018,527         4,695,682                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $            0    $   13,986,025    $            0    $    4,695,682
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             FINANCIAL SERVICES -- A            FINANCIAL SERVICES -- B (1)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003               2002             2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $       63,885    $          668    $       43,865    $            1

Expenses:
    Mortality and expense risk
       and administrative charges                               541,887           491,430           356,061            57,479
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (478,002)         (490,762)         (312,196)          (57,478)

Net realized gain (loss)                                       (509,791)       (1,646,961)          245,658          (116,388)
Unrealized appreciation (depreciation)
    during the period                                        10,866,427        (5,328,250)        6,796,237          (244,081)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   9,878,634        (7,465,973)        6,729,699          (417,947)

Changes from principal transactions:
       Purchase payments                                        839,814        10,738,074        11,722,821        10,391,373
       Transfers between sub-accounts
           and the Company                                    2,204,456         8,449,512         4,382,699         1,833,512
       Withdrawals                                           (2,230,835)       (1,506,019)         (850,259)          (86,421)
       Annual contract fee                                     (118,410)          (67,047)          (65,335)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          695,025        17,614,520        15,189,926        12,138,464
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  10,573,659        10,148,547        21,919,625        11,720,517

Contract owners' equity at
    beginning of period                                      31,448,879        21,300,332        11,720,517                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   42,022,538    $   31,448,879    $   33,640,142    $   11,720,517
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             QUANTITATIVE MID CAP -- A         QUANTITATIVE MID CAP -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               115,629            95,493            72,366             8,652
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (115,629)          (95,493)          (72,366)           (8,652)

Net realized gain (loss)                                       (201,116)         (685,608)          151,296           (18,576)
Unrealized appreciation (depreciation)
    during the period                                         2,704,335        (1,040,142)        1,405,029           (89,472)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   2,387,590        (1,821,243)        1,483,959          (116,700)

Changes from principal transactions:
       Purchase payments                                        123,111         2,008,716         1,717,859         1,690,305
       Transfers between sub-accounts
           and the Company                                      973,388         2,749,479         1,574,493           518,971
       Withdrawals                                             (778,599)         (389,443)          (82,040)           (6,656)
       Annual contract fee                                      (20,690)          (13,447)          (14,007)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          297,210         4,355,305         3,196,305         2,202,620
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   2,684,800         2,534,062         4,680,264         2,085,920

Contract owners' equity at
    beginning of period                                       6,865,094         4,331,032         2,085,920                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $    9,549,894    $    6,865,094    $    6,766,184    $    2,085,920
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               STRATEGIC GROWTH -- A             STRATEGIC GROWTH -- B (1)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                              2003              2002             2003               2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               764,632           762,988           368,125            67,752
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (764,632)         (762,988)         (368,125)          (67,752)

Net realized gain (loss)                                     (3,056,403)       (4,356,692)          151,170          (138,640)
Unrealized appreciation (depreciation)
    during the period                                        14,901,500       (12,971,242)        5,322,286          (146,699)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  11,080,465       (18,090,922)        5,105,331          (353,091)

Changes from principal transactions:
       Purchase payments                                        948,009        15,763,382         9,508,896        10,495,658
       Transfers between sub-accounts
           and the Company                                   (3,851,663)        9,009,232         4,971,784         2,823,182
       Withdrawals                                           (2,990,413)       (2,868,719)         (635,149)         (110,533)
       Annual contract fee                                     (157,941)          (99,212)          (59,379)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (6,052,008)       21,804,683        13,786,152        13,208,307
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   5,028,457         3,713,761        18,891,483        12,855,216

Contract owners' equity at
    beginning of period                                      48,489,729        44,775,968        12,855,216                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   53,518,186    $   48,489,729    $   31,746,699    $   12,855,216
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                              ALL CAP VALUE -- A                  ALL CAP VALUE -- B (1)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $       23,479    $          714    $       13,958    $            1

Expenses:
    Mortality and expense risk
       and administrative charges                               584,632           399,774           271,501            31,731
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (561,153)         (399,060)         (257,543)          (31,730)

Net realized gain (loss)                                       (952,588)       (3,356,156)          279,251          (153,925)
Unrealized appreciation (depreciation)
    during the period                                        13,529,847        (6,134,255)        5,462,578           (96,236)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  12,016,106        (9,889,471)        5,484,286          (281,891)

Changes from principal transactions:
       Purchase payments                                        692,938         7,487,851        12,880,161         5,331,940
       Transfers between sub-accounts
           and the Company                                   18,186,083        11,509,389         9,610,799         1,653,765
       Withdrawals                                           (2,270,646)       (1,348,925)         (403,998)          (97,000)
       Annual contract fee                                     (101,719)          (51,334)          (40,099)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       16,506,656        17,596,981        22,046,863         6,888,705
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  28,522,762         7,707,510        27,531,149         6,606,814

Contract owners' equity at
    beginning of period                                      26,319,806        18,612,296         6,606,814                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   54,842,568    $   26,319,806    $   34,137,963    $    6,606,814
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             STRATEGIC VALUE -- A (6)           STRATEGIC VALUE -- B (1, 6)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $        4,925    $            0    $        8,226    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               455,388           487,469           173,850            25,737
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (450,463)         (487,469)         (165,624)          (25,737)

Net realized gain (loss)                                     (1,814,571)       (3,256,978)          104,033           (63,662)
Unrealized appreciation (depreciation)
    during the period                                         9,379,994        (7,673,248)        2,864,459          (167,260)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   7,114,960       (11,417,695)        2,802,868          (256,659)

Changes from principal transactions:
       Purchase payments                                        521,532         9,072,045         6,736,116         4,825,428
       Transfers between sub-accounts
           and the Company                                   (1,229,550)        4,103,929         3,007,566           952,338
       Withdrawals                                           (1,892,278)       (1,804,854)         (348,924)          (33,445)
       Annual contract fee                                      (82,756)          (60,385)          (25,866)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (2,683,052)       11,310,735         9,368,892         5,744,321
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   4,431,908          (106,960)       12,171,760         5,487,662

Contract owners' equity at
    beginning of period                                      28,348,130        28,455,090         5,487,662                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   32,780,038    $   28,348,130    $   17,659,422    $    5,487,662
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(6) Effective May 5, 2003, the Capital Opportunities Sub-Account was renamed Strategic Value through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 UTILITIES -- A                     UTILITIES -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      247,136    $          867    $      128,999    $            3

Expenses:
    Mortality and expense risk
       and administrative charges                               324,938           264,228           199,884            27,378
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    (77,802)         (263,361)          (70,885)          (27,375)

Net realized gain (loss)                                     (1,317,354)       (3,000,027)          367,856           (76,879)
Unrealized appreciation (depreciation)
    during the period                                         7,314,767        (1,973,109)        3,282,996           185,473
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   5,919,611        (5,236,497)        3,579,967            81,219

Changes from principal transactions:
       Purchase payments                                        426,946         4,741,181         6,203,408         5,295,213
       Transfers between sub-accounts
           and the Company                                    4,201,136         2,858,823         3,657,964         1,081,523
       Withdrawals                                           (1,465,927)         (836,596)         (466,709)          (43,522)
       Annual contract fee                                      (65,973)          (43,504)          (33,134)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        3,096,182         6,719,904         9,361,529         6,333,214
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   9,015,793         1,483,407        12,941,496         6,414,433

Contract owners' equity at
    beginning of period                                      16,927,283        15,443,876         6,414,433                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   25,943,076    $   16,927,283    $   19,355,929    $    6,414,433
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 MID CAP VALUE -- A                MID CAP VALUE -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      645,184    $            0    $      325,494    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                             2,427,501         2,069,377         1,499,562           264,083
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                 (1,782,317)       (2,069,377)       (1,174,068)         (264,083)

Net realized gain (loss)                                     (1,054,952)       (2,056,052)          (14,469)         (444,246)
Unrealized appreciation (depreciation)
    during the period                                        37,796,326       (17,182,158)       25,380,175          (326,894)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  34,959,057       (21,307,587)       24,191,638        (1,035,223)

Changes from principal transactions:
       Purchase payments                                      2,814,991        38,941,710        41,790,569        44,341,314
       Transfers between sub-accounts
           and the Company                                    4,670,013        73,052,100        21,050,185        11,992,212
       Withdrawals                                          (10,586,118)       (7,416,381)       (2,195,856)         (309,902)
       Annual contract fee                                     (434,210)         (260,991)         (252,604)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (3,535,324)      104,316,438        60,392,294        56,023,624
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  31,423,733        83,008,851        84,583,932        54,988,401

Contract owners' equity at
    beginning of period                                     153,929,301        70,920,450        54,988,401                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $  185,353,034    $  153,929,301    $  139,572,333    $   54,988,401
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               FUNDAMENTAL VALUE -- A           FUNDAMENTAL VALUE -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003               2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      388,045    $      125,822    $      191,218    $          526

Expenses:
    Mortality and expense risk
       and administrative charges                             2,169,424         1,947,976         1,214,416           199,129
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                 (1,781,379)       (1,822,154)       (1,023,198)         (198,603)

Net realized gain (loss)                                     (1,927,958)       (4,795,847)           (9,405)         (191,785)
Unrealized appreciation (depreciation)
    during the period                                        39,018,924       (18,833,626)       22,000,548          (698,166)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  35,309,587       (25,451,627)       20,967,945        (1,088,554)

Changes from principal transactions:
       Purchase payments                                      2,181,585        39,149,760        38,328,455        35,493,405
       Transfers between sub-accounts
           and the Company                                    3,561,062        33,426,284        14,687,309         8,691,721
       Withdrawals                                           (8,343,054)       (7,042,210)       (1,907,379)         (199,265)
       Annual contract fee                                     (389,822)         (241,583)         (188,387)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (2,990,229)       65,292,251        50,919,998        43,985,861
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  32,319,358        39,840,624        71,887,943        42,897,307

Contract owners' equity at
    beginning of period                                     130,027,860        90,187,236        42,897,307                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $  162,347,218    $  130,027,860    $  114,785,250    $   42,897,307
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            EMERGING           NATURAL           MID CAP      QUANTITATIVE ALL
                                                         GROWTH -- B (7) RESOURCES -- B (7)   CORE -- B (7)     CAP -- B (7)
                                                         --------------------------------    --------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31       DECEMBER 31       DECEMBER 31       DECEMBER 31
                                                              2003              2003              2003              2003
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      142,984    $            0    $            0    $       18,720

Expenses:
    Mortality and expense risk
       and administrative charges                                16,125           100,168            79,017             2,425
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    126,859          (100,168)          (79,017)           16,295

Net realized gain (loss)                                        105,984           (39,430)           67,427             2,885
Unrealized appreciation (depreciation)
    during the period                                            11,456         4,015,494         1,250,903            34,228
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                     244,299         3,875,896         1,239,313            53,408

Changes from principal transactions:
       Purchase payments                                        369,045         2,845,009         5,562,903           153,321
       Transfers between sub-accounts
           and the Company                                    3,220,842        20,428,744         9,576,115           382,863
       Withdrawals                                              (74,499)         (163,518)         (104,001)           (3,969)
       Annual contract fee                                       (1,848)          (19,592)           (5,446)             (577)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        3,513,540        23,090,643        15,029,571           531,638
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   3,757,839        26,966,539        16,268,884           585,046

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $    3,757,839    $   26,966,539    $   16,268,884    $      585,046
                                                         ==============    ==============    ==============    ==============

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                             SMALL CAP
                                                            LARGE CAP    OPPORTUNITIES -- B      SPECIAL        REAL RETURN
                                                         VALUE -- B (7)          (7)         VALUE -- B (7)     BOND -- B (7)
                                                         --------------------------------    --------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                          DECEMBER 31       DECEMBER 31       DECEMBER 31       DECEMBER 31
                                                              2003             2003              2003               2003
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      103,898    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                27,668            41,800             7,926           364,643
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                     76,230           (41,800)           (7,926)         (364,643)

Net realized gain (loss)                                        127,349           136,794            41,053            63,547
Unrealized appreciation (depreciation)
    during the period                                           385,662         1,168,010           139,576         1,745,883
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                     589,241         1,263,004           172,703         1,444,787

Changes from principal transactions:
       Purchase payments                                      1,798,507         1,655,553           704,152        24,432,931
       Transfers between sub-accounts
           and the Company                                    3,342,621        12,264,906         1,041,069        40,668,125
       Withdrawals                                             (100,982)         (275,117)          (12,188)       (2,560,774)
       Annual contract fee                                       (1,640)           (4,071)             (267)          (27,365)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        5,038,506        13,641,271         1,732,766        62,512,917
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   5,627,747        14,904,275         1,905,469        63,957,704

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $    5,627,747    $   14,904,275    $    1,905,469    $   63,957,704
                                                         ==============    ==============    ==============    ==============

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                             AMERICAN                          AMERICAN BLUE-
                                                        GREAT COMPANIES  INTERNATIONAL -- B     AMERICAN       CHIP INCOME &
                                                        AMERICA -- B (8)       (7)           GROWTH -- B (7)   GROWTH -- B (7)
                                                        -----------------------------------  --------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31       DECEMBER 31       DECEMBER 31       DECEMBER 31
                                                              2003              2003              2003              2003
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $          357    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 1,678           238,776         1,226,974           401,381
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                     (1,321)         (238,776)       (1,226,974)         (401,381)

Net realized gain (loss)                                           (117)          277,345         1,055,338           187,010
Unrealized appreciation (depreciation)
    during the period                                            28,742         6,430,489        21,725,459         7,848,093
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                      27,304         6,469,058        21,553,823         7,633,722

Changes from principal transactions:
       Purchase payments                                        123,703        18,967,915        84,913,379        32,474,388
       Transfers between sub-accounts
           and the Company                                      403,501        36,919,247       153,640,282        45,069,335
       Withdrawals                                                 (942)         (471,183)       (3,702,341)       (1,087,378)
       Annual contract fee                                          (11)          (25,985)         (116,820)          (33,403)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          526,251        55,389,994       234,734,500        76,422,942
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                     553,555        61,859,052       256,288,323        84,056,664

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $      553,555    $   61,859,052    $  256,288,323    $   84,056,664
                                                         ==============    ==============    ==============    ==============

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

(8) Commencement of Operations, August 4, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                      SUB-ACCOUNT
                                                   -----------------------------------------------------
                                                   AMERICAN GROWTH-
                                                    INCOME -- B (7) SCUDDER 21ST CENTURY GROWTH -- B (9)
                                                   ---------------- ------------------------------------
                                                      YEAR ENDED
                                                     DECEMBER 31         YEAR ENDED DECEMBER 31
                                                         2003            2003             2002
                                                    -------------    -------------    -------------
Income:
   Dividends                                        $           0    $           0    $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         765,234           37,407              165
                                                    -------------    -------------    -------------
Net investment income (loss)                             (765,234)         (37,407)            (165)

Net realized gain (loss)                                  536,621           30,907              103
Unrealized appreciation (depreciation)
    during the period                                  15,411,163          616,509           (5,396)
                                                    -------------    -------------    -------------
Net increase (decrease) in
    contract owners' equity from operations            15,182,550          610,009           (5,458)

Changes from principal transactions:
       Purchase payments                               55,196,479        3,974,639          152,611
       Transfers between sub-accounts
           and the Company                            104,478,892          623,174           13,087
       Withdrawals                                     (1,959,251)         (29,223)             (55)
       Annual contract fee                                (58,158)            (784)               0
                                                    -------------    -------------    -------------
Net increase (decrease) in contract owners'
    equity from principal transactions                157,657,962        4,567,806          165,643
                                                    -------------    -------------    -------------
Total increase (decrease) in
    contract owners' equity                           172,840,512        5,177,815          160,185

Contract owners' equity at
    beginning of period                                         0          160,185                0
                                                    -------------    -------------    -------------
Contract owners' equity at
    end of period                                   $ 172,840,512    $   5,338,000    $     160,185
                                                    =============    =============    =============

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                         SCUDDER CAPITAL GROWTH -- B (9)     SCUDDER GLOBAL DISCOVERY -- B (9)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $        7,339    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                97,403               425            48,222               184
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    (90,064)             (425)          (48,222)             (184)

Net realized gain (loss)                                        124,638               (17)          103,107                13
Unrealized appreciation (depreciation)
    during the period                                         1,505,160           (16,908)        1,354,585               927
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   1,539,734           (17,350)        1,409,470               756

Changes from principal transactions:
       Purchase payments                                      8,870,372           435,382         4,559,252           136,524
       Transfers between sub-accounts
           and the Company                                    2,324,137            42,119           404,465             5,881
       Withdrawals                                              (91,812)             (359)          (28,218)              (14)
       Annual contract fee                                       (4,164)                0            (1,169)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       11,098,533           477,142         4,934,330           142,391
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  12,638,267           459,792         6,343,800           143,147

Contract owners' equity at
    beginning of period                                         459,792                 0           143,147                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   13,098,059    $      459,792    $    6,486,947    $      143,147
                                                         ==============    ==============    ==============    ==============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                         SCUDDER GROWTH & INCOME -- B (9)    SCUDDER HEALTH SCIENCES -- B (9)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002             2003               2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $       16,881    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                65,746               312            69,333               340
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    (48,865)             (312)          (69,333)             (340)

Net realized gain (loss)                                         56,386               (15)           84,219                (9)
Unrealized appreciation (depreciation)
    during the period                                         1,069,082           (12,091)        1,228,592            (4,947)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   1,076,603           (12,418)        1,243,478            (5,296)
Changes from principal transactions:
       Purchase payments                                      6,473,874           286,745         6,327,323           284,531
       Transfers between sub-accounts
           and the Company                                    1,174,527            13,003         1,484,499            40,205
       Withdrawals                                             (166,362)                0           (54,355)              (35)
       Annual contract fee                                       (2,129)                0            (2,639)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        7,479,910           299,748         7,754,828           324,701
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   8,556,513           287,330         8,998,306           319,405

Contract owners' equity at
    beginning of period                                         287,330                 0           319,405                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $    8,843,843    $      287,330    $    9,317,711    $      319,405
                                                         ==============    ==============    ==============    ==============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                SCUDDER INTERNATIONAL -- B (9)    SCUDDER AGGRESSIVE GROWTH -- B (9)
                                                ------------------------------    ----------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     16,072      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     78,941               719            18,078               100
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (62,869)             (719)          (18,078)             (100)

Net realized gain (loss)                              98,307               634            52,984                15
Unrealized appreciation (depreciation)
    during the period                              1,740,709            (4,582)          275,563            (2,854)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,776,147            (4,667)          310,469            (2,939)

Changes from principal transactions:
       Purchase payments                           7,606,439           505,929         1,996,764            77,169
       Transfers between sub-accounts
           and the Company                         1,458,731            48,481           547,464             7,344
       Withdrawals                                   (63,473)             (256)         (135,790)                0
       Annual contract fee                            (4,223)                0              (656)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             8,997,474           554,154         2,407,782            84,513
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       10,773,621           549,487         2,718,251            81,574

Contract owners' equity at
    beginning of period                              549,487                 0            81,574                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 11,323,108      $    549,487      $  2,799,825      $     81,574
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                              SUB-ACCOUNT
                                                -------------------------------------------------------------------
                                                  SCUDDER BLUE CHIP -- B (9)       SCUDDER CONTARIAN VALUE -- B (9)
                                                ------------------------------     --------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      7,370      $          0      $     34,131      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     96,061               409            91,411               654
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (88,691)             (409)          (57,280)             (654)

Net realized gain (loss)                              37,791              (223)           45,722              (170)
Unrealized appreciation (depreciation)
    during the period                              1,889,347            (7,526)        2,006,988           (11,933)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,838,447            (8,158)        1,995,430           (12,757)

Changes from principal transactions:
       Purchase payments                           9,843,338           332,376        10,030,068           451,261
       Transfers between sub-accounts
           and the Company                         2,010,274            58,082         2,060,724            64,957
       Withdrawals                                  (126,333)             (207)          (71,670)              (37)
       Annual contract fee                            (3,121)                0            (3,939)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            11,724,158           390,251        12,015,183           516,181
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       13,562,605           382,093        14,010,613           503,424

Contract owners' equity at
    beginning of period                              382,093                 0           503,424                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 13,944,698      $    382,093      $ 14,514,037      $    503,424
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       SCUDDER GLOBAL                    SCUDDER GOVERNMENT
                                                      BLUE CHIP -- B (9)                 SECURITIES -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      1,196      $          0      $  1,261,601      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     37,524               261           521,000             3,870
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (36,328)             (261)          740,601            (3,870)

Net realized gain (loss)                              38,636              (100)       (1,231,172)              197
Unrealized appreciation (depreciation)
    during the period                                850,060             1,417           211,648            17,344
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          852,368             1,056          (278,923)           13,671

Changes from principal transactions:
       Purchase payments                           3,297,999           186,721        52,857,709         2,527,544
       Transfers between sub-accounts
           and the Company                           709,168            10,141       (20,275,878)          168,447
       Withdrawals                                   (13,651)             (100)         (666,270)          (11,503)
       Annual contract fee                            (2,027)                0           (16,454)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             3,991,489           196,762        31,899,107         2,684,488
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        4,843,857           197,818        31,620,184         2,698,159

Contract owners' equity at
    beginning of period                              197,818                 0         2,698,159                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  5,041,675      $    197,818      $ 34,318,343      $  2,698,159
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                    SCUDDER GROWTH -- B (9)          SCUDDER HIGH INCOME -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $    455,085      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     43,126               187           250,416             1,232
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (43,126)             (187)          204,669            (1,232)

Net realized gain (loss)                              63,678              (258)          117,137             2,027
Unrealized appreciation (depreciation)
    during the period                                568,062            (5,028)        2,632,668            14,698
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          588,614            (5,473)        2,954,474            15,493

Changes from principal transactions:
       Purchase payments                           4,277,919           121,445        23,029,226           882,888
       Transfers between sub-accounts
           and the Company                           926,239            13,946         4,799,086            74,072
       Withdrawals                                   (58,962)              (84)         (233,289)             (382)
       Annual contract fee                            (1,261)                0           (10,691)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             5,143,935           135,307        27,584,332           956,578
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        5,732,549           129,834        30,538,806           972,071

Contract owners' equity at
    beginning of period                              129,834                 0           972,071                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  5,862,383      $    129,834      $ 31,510,877      $    972,071
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                -------------------------------------------------------------------
                                                    SCUDDER INTERNATIONAL
                                                    SELECT EQUITY -- B (9)         SCUDDER FIXED INCOME -- B (9,10)
                                                ------------------------------     --------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003             2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     30,648      $          0      $    344,198      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    110,936               390           380,272             1,896
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (80,288)             (390)          (36,074)           (1,896)

Net realized gain (loss)                              73,567               160             4,771               289
Unrealized appreciation (depreciation)
    during the period                              2,822,552            (1,350)          549,260            22,105
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        2,815,831            (1,580)          517,957            20,498

Changes from principal transactions:
       Purchase payments                           9,285,579           296,839        31,539,327         1,139,385
       Transfers between sub-accounts
           and the Company                         2,425,599            26,784         6,756,798           374,436
       Withdrawals                                   (71,781)                0          (616,287)           (8,461)
       Annual contract fee                            (2,911)                0           (17,240)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            11,636,486           323,623        37,662,598         1,505,360
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       14,452,317           322,043        38,180,555         1,525,858

Contract owners' equity at
    beginning of period                              322,043                 0         1,525,858                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 14,774,360      $    322,043      $ 39,706,413      $  1,525,858
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(10) Effective, May 1, 2003, the Scudder Investment Grade Bond Sub-Account was renamed Scudder Fixed Income through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                -------------------------------------------------------------------
                                                 SCUDDER MONEY MARKET -- B (9)    SCUDDER SMALL CAP GROWTH -- B (9)
                                                ------------------------------    ---------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     75,259      $      2,366      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    484,115             4,783            90,894               608
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (408,856)           (2,417)          (90,894)             (608)

Net realized gain (loss)                               1,383                 2            73,069               (43)
Unrealized appreciation (depreciation)
    during the period                                      0                 0         1,471,851            (9,477)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations         (407,473)           (2,415)        1,454,026           (10,128)

Changes from principal transactions:
       Purchase payments                          60,730,019         3,275,291         9,131,012           425,004
       Transfers between sub-accounts
           and the Company                       (15,303,115)         (587,882)        2,073,924            34,386
       Withdrawals                                (1,330,740)           (4,344)          (76,098)              (46)
       Annual contract fee                            (9,308)                0            (3,453)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            44,086,856         2,683,065        11,125,385           459,344
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       43,679,383         2,680,650        12,579,411           449,216

Contract owners' equity at
    beginning of period                            2,680,650                 0           449,216                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 46,360,033      $  2,680,650      $ 13,028,627      $    449,216
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                            SUB-ACCOUNT
                                              --------------------------------------------------------------------
                                              SCUDDER TECHNOLOGY GROWTH -- B (9)     SCUDDER TOTAL RETURN -- B (9)
                                              ----------------------------------    ------------------------------
                                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $     90,978      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     61,174               499           142,958             1,498
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (61,174)             (499)          (51,980)           (1,498)

Net realized gain (loss)                              95,668               535           116,034             1,800
Unrealized appreciation (depreciation)
    during the period                              1,432,834            (5,432)        1,293,623           (11,582)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,467,328            (5,396)        1,357,677           (11,280)

Changes from principal transactions:
       Purchase payments                           5,686,008           285,804        12,633,898           735,370
       Transfers between sub-accounts
           and the Company                         1,336,126            27,783         2,953,869            77,873
       Withdrawals                                   (57,904)              (34)         (122,174)             (253)
       Annual contract fee                            (2,662)                0            (5,767)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             6,961,568           313,553        15,459,826           812,990
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        8,428,896           308,157        16,817,503           801,710

Contract owners' equity at
    beginning of period                              308,157                 0           801,710                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  8,737,053      $    308,157      $ 17,619,213      $    801,710
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                        SCUDDER DAVIS                       SCUDDER DREMAN
                                                    VENTURE VALUE -- B (9)            FINANCIAL SERVICES -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     13,225      $          0      $     20,474      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    183,268               855            61,725               580
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (170,043)             (855)          (41,251)             (580)

Net realized gain (loss)                              80,552                25            25,893                51
Unrealized appreciation (depreciation)
    during the period                              3,842,959            (3,874)        1,046,783            (5,180)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        3,753,468            (4,704)        1,031,425            (5,709)

Changes from principal transactions:
       Purchase payments                          15,381,222           614,824         5,515,160           375,967
       Transfers between sub-accounts
           and the Company                         5,015,064            67,420         1,278,564            17,730
       Withdrawals                                  (171,599)             (772)          (39,773)              (40)
       Annual contract fee                            (6,835)                0            (2,502)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            20,217,852           681,472         6,751,449           393,657
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       23,971,320           676,768         7,782,874           387,948

Contract owners' equity at
    beginning of period                              676,768                 0           387,948                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 24,648,088      $    676,768      $  8,170,822      $    387,948
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                        SCUDDER DREMAN                       SCUDDER DREMAN
                                                  HIGH RETURN EQUITY -- B (9)          SMALL CAP VALUE -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    190,692      $          0      $    124,090      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    451,317             2,644           210,255             1,514
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (260,625)           (2,644)          (86,165)           (1,514)

Net realized gain (loss)                             182,870              (309)          308,965                60
Unrealized appreciation (depreciation)
    during the period                             10,129,840               880         5,574,003            15,402
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations       10,052,085            (2,073)        5,796,803            13,948

Changes from principal transactions:
       Purchase payments                          39,527,215         1,926,360        16,886,461         1,003,621
       Transfers between sub-accounts
           and the Company                         9,342,713           265,390         4,496,165           129,877
       Withdrawals                                (1,124,009)           (1,725)         (197,357)             (295)
       Annual contract fee                           (20,057)                0           (11,200)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            47,725,862         2,190,025        21,174,069         1,133,203
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       57,777,947         2,187,952        26,970,872         1,147,151

Contract owners' equity at
    beginning of period                            2,187,952                 0         1,147,151                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 59,965,899      $  2,187,952      $ 28,118,023      $  1,147,151
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  SCUDDER EAGLE FOCUSED LARGE                   SCUDDER
                                                     CAP GROWTH -- B (9)             FOCUS VALUE & GROWTH -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $     12,653      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     92,550               516            53,401               630
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (92,550)             (516)          (40,748)             (630)

Net realized gain (loss)                              34,344                 8            67,621                 2
Unrealized appreciation (depreciation)
    during the period                              1,547,019           (16,609)        1,055,852           (10,241)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,488,813           (17,117)        1,082,725           (10,869)

Changes from principal transactions:
       Purchase payments                           8,467,261           398,387         4,145,360           356,252
       Transfers between sub-accounts
           and the Company                         2,069,305            64,310           422,497            31,544
       Withdrawals                                   (71,739)                0          (139,298)             (181)
       Annual contract fee                            (3,282)                0            (2,308)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            10,461,545           462,697         4,426,251           387,615
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       11,950,358           445,580         5,508,976           376,746

Contract owners' equity at
    beginning of period                              445,580                 0           376,746                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 12,395,938      $    445,580      $  5,885,722      $    376,746
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                                                           SCUDDER INVESCO
                                                  SCUDDER INDEX 500 -- B (9)            DYNAMIC GROWTH -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     39,628      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    212,292             2,039            32,853               140
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (172,664)           (2,039)          (32,853)             (140)

Net realized gain (loss)                             730,576             2,276            39,072               108
Unrealized appreciation (depreciation)
    during the period                              3,240,730           (24,327)          657,338            (2,835)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        3,798,642           (24,090)          663,557            (2,867)

Changes from principal transactions:
       Purchase payments                          19,937,124           868,870         2,715,887            91,411
       Transfers between sub-accounts
           and the Company                         4,949,797           310,242           597,277             5,999
       Withdrawals                                  (166,584)             (139)          (13,448)                0
       Annual contract fee                            (7,337)                0              (897)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            24,713,000         1,178,973         3,298,819            97,410
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       28,511,642         1,154,883         3,962,376            94,543

Contract owners' equity at
    beginning of period                            1,154,883                 0            94,543                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 29,666,525      $  1,154,883      $  4,056,919      $     94,543
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     SCUDDER JANUS GROWTH                SCUDDER JANUS GROWTH
                                                      & INCOME -- B (9)                 OPPORTUNITIES -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     10,199      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     97,844               459            44,902               205
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (87,645)             (459)          (44,902)             (205)

Net realized gain (loss)                              48,727               (44)           78,031               (18)
Unrealized appreciation (depreciation)
    during the period                              1,566,434           (10,075)          654,087            (6,084)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,527,516           (10,578)          687,216            (6,307)

Changes from principal transactions:
       Purchase payments                           8,944,172           357,758         3,782,110           161,513
       Transfers between sub-accounts
           and the Company                         1,928,612            32,480           749,216            16,830
       Withdrawals                                   (37,771)           (1,125)         (239,741)               (5)
       Annual contract fee                            (3,848)                0            (1,535)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            10,831,165           389,113         4,290,050           178,338
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       12,358,681           378,535         4,977,266           172,031

Contract owners' equity at
    beginning of period                              378,535                 0           172,031                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 12,737,216      $    378,535      $  5,149,297      $    172,031
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                         SCUDDER MFS                          SCUDDER OAK
                                                   STRATEGIC VALUE -- B (9)            STRATEGIC EQUITY -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      4,091      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     72,144               501            60,530               512
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (68,053)             (501)          (60,530)             (512)

Net realized gain (loss)                              26,261               (54)          112,373             1,441
Unrealized appreciation (depreciation)
    during the period                              1,325,766            (4,205)        1,363,507           (15,311)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,283,974            (4,760)        1,415,350           (14,382)

Changes from principal transactions:
       Purchase payments                           6,596,312           316,731         5,945,096           325,116
       Transfers between sub-accounts
           and the Company                         2,260,297            28,201         1,450,888            41,278
       Withdrawals                                   (83,963)             (151)          (26,380)             (131)
       Annual contract fee                            (2,654)                0            (3,160)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             8,769,992           344,781         7,366,444           366,263
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       10,053,966           340,021         8,781,794           351,881

Contract owners' equity at
    beginning of period                              340,021                 0           351,881                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 10,393,987      $    340,021      $  9,133,675      $    351,881
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                              SUB-ACCOUNT
                                                ---------------------------------------------------------------------
                                                        SCUDDER TURNER              SCUDDER REAL    SCUDDER STRATEGIC
                                                    MID CAP GROWTH -- B (9)        ESTATE -- B (7)   INCOME -- B (7)
                                                ------------------------------     ---------------  -----------------
                                                                                     YEAR ENDED        YEAR ENDED
                                                    YEAR ENDED DECEMBER 31           DECEMBER 31       DECEMBER 31
                                                    2003              2002              2003              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     87,424               654            24,990            28,711
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (87,424)             (654)          (24,990)          (28,711)

Net realized gain (loss)                             185,024           (24,122)           20,832           (23,424)
Unrealized appreciation (depreciation)
    during the period                              2,064,533           (20,004)          488,758           146,921
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        2,162,133           (44,780)          484,600            94,786

Changes from principal transactions:
       Purchase payments                           7,362,563           545,851         4,522,594         5,873,021
       Transfers between sub-accounts
           and the Company                         1,852,648            75,122         1,058,896           355,449
       Withdrawals                                  (155,657)             (244)          (23,458)          (13,588)
       Annual contract fee                            (4,980)                0               (41)               (2)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             9,054,574           620,729         5,557,991         6,214,880
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       11,216,707           575,949         6,042,591         6,309,666

Contract owners' equity at
    beginning of period                              575,949                 0                 0                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 11,792,656      $    575,949      $  6,042,591      $  6,309,666
                                                ============      ============      ============      ============

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                         SUB-ACCOUNT
                                               -------------------------------------------------------------------
                                                                                            ALGER AMERICAN
                                               ALGER AMERICAN BALANCED -- B (9)       LEVERAGED ALL CAP -- B (9)
                                               --------------------------------     ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    155,758      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    168,557               776            38,404               235
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (12,799)             (776)          (38,404)             (235)

Net realized gain (loss)                             118,027              (133)           47,831               (10)
Unrealized appreciation (depreciation)
    during the period                              1,671,162            (5,032)          548,890            (7,831)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,776,390            (5,941)          558,317            (8,076)

Changes from principal transactions:
       Purchase payments                          18,742,448           358,260         4,379,946           255,421
       Transfers between sub-accounts
           and the Company                         4,039,031           133,234           689,266             1,260
       Withdrawals                                  (209,848)           (1,039)          (28,317)               (4)
       Annual contract fee                            (5,431)                0            (1,161)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            22,566,200           490,455         5,039,734           256,677
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       24,342,590           484,514         5,598,051           248,601

Contract owners' equity at
    beginning of period                              484,514                 0           248,601                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 24,827,104      $    484,514      $  5,846,652      $    248,601
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                        CREDIT SUISSE                     CREDIT SUISSE
                                                  EMERGING MARKETS -- B (9)   GLOBAL POST VENTURE CAPITAL -- B (9)
                                                ----------------------------  ------------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2003             2002             2003             2002
                                                -----------      -----------      -----------      -----------
Income:
   Dividends                                    $         0      $       121      $         0      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                    37,486              137            8,165               17
                                                -----------      -----------      -----------      -----------

Net investment income (loss)                        (37,486)             (16)          (8,165)             (17)

Net realized gain (loss)                             54,756              (52)          14,781               (7)
Unrealized appreciation (depreciation)
    during the period                             1,123,128           (1,151)         214,721              (52)
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations       1,140,398           (1,219)         221,337              (76)

Changes from principal transactions:
       Purchase payments                          3,400,611           71,544          690,454           25,576
       Transfers between sub-accounts
           and the Company                          664,238           19,626          258,795            2,596
       Withdrawals                                  (29,980)             (36)          (3,889)               0
       Annual contract fee                           (1,371)               0             (357)               0
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            4,033,498           91,134          945,003           28,172
                                                -----------      -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                       5,173,896           89,915        1,166,340           28,096

Contract owners' equity at
    beginning of period                              89,915                0           28,096                0
                                                -----------      -----------      -----------      -----------

Contract owners' equity at
    end of period                               $ 5,263,811      $    89,915      $ 1,194,436      $    28,096
                                                ===========      ===========      ===========      ===========

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                 DREYFUS SOCIALLY RESPONSIBLE                 DREYFUS IP
                                                     GROWTH FUND -- B (9)               MIDCAP STOCK -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $         17      $         15      $     31,908      $      1,279

Expenses:
    Mortality and expense risk
       and administrative charges                     14,058               125           172,569               872
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (14,041)             (110)         (140,661)              407

Net realized gain (loss)                               6,512                (3)          134,130               (63)
Unrealized appreciation (depreciation)
    during the period                                237,908            (3,264)        3,491,971            (5,526)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          230,379            (3,377)        3,485,440            (5,182)

Changes from principal transactions:
       Purchase payments                           1,269,773            95,117        15,277,189           610,238
       Transfers between sub-accounts
           and the Company                           254,706             1,294         3,857,570           117,695
       Withdrawals                                   (17,611)                0          (169,958)             (414)
       Annual contract fee                            (1,041)                0            (7,921)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             1,505,827            96,411        18,956,880           727,519
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        1,736,206            93,034        22,442,320           722,337

Contract owners' equity at
    beginning of period                               93,034                 0           722,337                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  1,829,240      $     93,034      $ 23,164,657      $    722,337
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  INVESCO UTILITIES -- B (9)            BASIC VALUE FOCUS -- A
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     35,205      $        572      $    333,589      $    763,964

Expenses:
    Mortality and expense risk
       and administrative charges                     27,791               120           509,398           593,776
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                           7,414               452          (175,809)          170,188

Net realized gain (loss)                              21,108            23,988          (700,090)       (1,645,813)
Unrealized appreciation (depreciation)
    during the period                                347,716             1,218        10,487,038        (7,307,839)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          376,238            25,658         9,611,139        (8,783,464)

Changes from principal transactions:
       Purchase payments                           2,367,819            76,408           290,593           917,385
       Transfers between sub-accounts
           and the Company                           378,724            11,648        (3,170,345)       (2,554,650)
       Withdrawals                                   (48,621)              (37)       (2,002,319)       (1,980,915)
       Annual contract fee                            (1,050)                0           (95,255)          (94,911)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             2,696,872            88,019        (4,977,326)       (3,713,091)
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        3,073,110           113,677         4,633,813       (12,496,555)

Contract owners' equity at
    beginning of period                              113,677                 0        33,520,594        46,017,149
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  3,186,787      $    113,677      $ 38,154,407      $ 33,520,594
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                                                      DEVELOPING CAPITAL MARKETS
                                                  SMALL CAP VALUE FOCUS -- A                FOCUS -- A (5)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    133,507      $  1,010,341      $     28,407      $      3,713

Expenses:
    Mortality and expense risk
       and administrative charges                    246,016           314,895            18,736            23,689
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (112,509)          695,446             9,671           (19,976)

Net realized gain (loss)                            (511,753)         (383,392)           47,076          (128,696)
Unrealized appreciation (depreciation)
    during the period                              6,340,675        (6,483,227)          439,697           (49,069)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        5,716,413        (6,171,173)          496,444          (197,741)

Changes from principal transactions:
       Purchase payments                             204,475           716,407            15,410            30,354
       Transfers between sub-accounts
           and the Company                        (2,642,827)       (3,179,370)       (1,792,900)          (44,039)
       Withdrawals                                (1,090,494)         (848,170)          (86,512)          (84,499)
       Annual contract fee                           (51,790)          (52,005)           (4,199)           (4,595)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (3,580,636)       (3,363,138)       (1,868,201)         (102,779)
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        2,135,777        (9,534,311)       (1,371,757)         (300,520)

Contract owners' equity at
    beginning of period                           16,174,763        25,709,074         1,371,757         1,672,277
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 18,310,540      $ 16,174,763      $          0      $  1,371,757
                                                ============      ============      ============      ============

(5)  Ceased Operations May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                         SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                     GLOBAL
                                               ALLOCATION -- B (7)                  TOTAL
                                               -------------------    --------------------------------------
                                                   YEAR ENDED
                                                  DECEMBER 31               YEAR ENDED DECEMBER 31
                                                      2003                  2003                  2002
                                                ----------------      ----------------      ----------------
Income:
   Dividends                                    $         46,653      $    259,669,798      $    279,430,043

Expenses:
    Mortality and expense risk
       and administrative charges                          2,763           239,367,804           209,587,313
                                                ----------------      ----------------      ----------------

Net investment income (loss)                              43,890            20,301,994            69,842,730

Net realized gain (loss)                                     973        (1,040,422,873)       (1,944,063,811)
Unrealized appreciation (depreciation)
    during the period                                     88,480         4,244,362,419        (1,032,339,776)
                                                ----------------      ----------------      ----------------

Net increase (decrease) in
    contract owners' equity from operations              133,343         3,224,241,540        (2,906,560,857)

Changes from principal transactions:
       Purchase payments                                      18         2,964,820,227         2,890,519,515
       Transfers between sub-accounts
           and the Company                             1,665,812           666,784,983           386,559,852
       Withdrawals                                          (795)       (1,460,586,619)       (1,596,745,913)
       Annual contract fee                                  (180)          (30,999,153)          (19,459,137)
                                                ----------------      ----------------      ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 1,664,855         2,140,019,438         1,660,874,317
                                                ----------------      ----------------      ----------------

Total increase (decrease) in
    contract owners' equity                            1,798,198         5,364,260,978        (1,245,686,540)

Contract owners' equity at
    beginning of period                                        0        13,619,052,450        14,864,738,990
                                                ----------------      ----------------      ----------------

Contract owners' equity at
    end of period                               $      1,798,198      $ 18,983,313,428      $ 13,619,052,450
                                                ================      ================      ================

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                          Notes to Financial Statements

                                December 31, 2003

1.   ORGANIZATION

The Manufacturers Life Insurance Company (U.S.A.), Separate Account H (the Account) is a separate account established by The Manufacturers Life Insurance Company (U.S.A.) (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in one hundred twenty-three sub-accounts of Manufacturers Investment Trust (the Trust), thirty-four sub-accounts of the Scudder Variable Series Trust, two sub-accounts of the Alger American Fund, two sub-accounts of the Credit Suisse Trust, two sub-accounts of the Dreyfus Service Corporation, one sub-account of the Invesco VIF Funds and three sub-accounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 214 contracts, distinguished principally by the level of expenses and surrender charges. These 214 contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31,
32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 60, 61, 63, 64, 65, 66,
67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 82, 83, 84, 85, 86, 87, 88, 90,
91, 92, 93 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31, 32,
33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90, 91,
92, 93 VENR 21, 23, 31, 41, 51, 53, 61, 71, MRP 7, 17, 20, 21, 22, 23, 25, 26,
27, 50, 51, 52, 53, 55, 56, MLL 25, 26, 27, 28, 43, 55, 56, 58, 93, TYP 10, 11,
13, 14, 15, 16, 17, 18, 60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74, 75, 76,
77, 78, 80, 81, 83, 84, 85, 86, 87, 88), Venture Vantage Annuity 10, 11, 12, 13,
15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35, 36, 37, 38,
39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56, 60, 61, 62,
63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85, 86 (VTG 10,
11, 12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35,
36, 37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56,
60, 61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85,
86), Venture Vision Variable Annuity 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B,
28B (VIS 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B, 28B), Venture No-load Rollover
Annuity (MRP) (MRPG01, MRPI01, VSTG01, VSTI01) Scudder Wealthmark Variable Annuity (WV A1E, A1I, A1W, A2E, A2I, A2W, A3E, A3I, A3W, B1E, B1I, B1W, B2E, B2I, B2W, B3E, B3I, B3W) and Scudder Wealthmark ML3 Variable Annuity (W3 A1I, A1W, A3I, A3W, B1I, B3I, B1W, B3W, G1I, G1W, G3I, G3W, N1I, N1W, N3I, N3W).

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. Prior to 2002, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). Effective January 1, 2002, MNA was merged with and into the Company.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

1.   ORGANIZATION (CONTINUED)

On January 22, 2002, B-share sub-accounts for the Manufacturers Investment Trust, including Strategic Opportunities -- Class B, Investment Quality Bond -- Class B, Growth & Income -- Class B, Blue Chip Growth -- Class B, Money Market -- Class B, Global Equity -- Class B, Global Bond -- Class B, U.S. Government Securities -- Class B, Diversified Bond -- Class B, Income & Value -- Class B, Large Cap Growth -- Class B, Equity-Income -- Class B, Strategic Bond -- Class B, Overseas -- Class B, All Cap Core -- Class B, All Cap Growth -- Class B, International Small Cap -- Class B, Pacific Rim Emerging Markets -- Class B, Science & Technology -- Class B, Emerging Small Company -- Class B, Aggressive Growth -- Class B, International Stock -- Class B, Quantitative Equity -- Class B, Value -- Class B, Real Estate Securities -- Class B, Balanced -- Class B, High Yield -- Class B, Lifestyle Aggressive 1000 -- Class B, Lifestyle Growth 820 -- Class B, Lifestyle Balanced 640 -- Class B, Lifestyle Moderate 460 -- Class B, Lifestyle Conservative 280 -- Class B, Small Company Value -- Class B, International Value -- Class B, Small Company Blend -- Class B, Total Return -- Class B, U.S. Large Cap Value -- Class B, Mid Cap Stock -- Class B, Tactical Allocation -- Class B, Dynamic Growth -- Class B, Internet Technologies -- Class B, International Index -- Class B, Total Stock Market Index -- Class B, 500 Index -- Class B, Mid Cap Index -- Class B, Small Cap Index -- Class B, Capital Appreciation -- Class B, Telecommunications -- Class B, Health Sciences -- Class B, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class B, Financial Services -- Class B, Quantitative Mid Cap -- Class B, Strategic Growth -- Class B, All Cap Value -- Class B, Capital Opportunities -- Class B, Utilities -- Class B, Mid Cap Value -- Class B and Fundamental Value -- Class B, commenced operations.

On December 1, 2002, the Growth sub-account was renamed All Cap Core through a vote of the Board of Directors.

On May 2, 2003, the U.S. Large Cap Value sub-account was renamed U.S Large Cap through a vote of the Board of Directors.

On May 5, 2003, the Tactical Allocation sub-account was renamed Global Allocation through a vote of the Board of Directors.

On May 2, 2003, eight sub-accounts held by Manufacturers Investment Trust, including Internet Technologies -- Class A, Internet Technologies -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, Mid Cap Opportunities -- Class B, and one sub-account held by Merrill Lynch Variable Series Funds, Inc., Developing Capital Markets Focus -- Class A, ceased operations.

On May 5, 2003, the Capital Opportunities sub-account was renamed Strategic Value through a vote of the Board of Directors.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

1.   ORGANIZATION (CONTINUED)

On May 5, 2003, twelve new sub-accounts held by Manufacturers Investment Trust, including Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, American Growth - Income -- Class B, two new sub-accounts held by Scudder Variable Series Trust, including Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, and one new sub-account held by Merrill Lynch Variable Series Funds, Inc, Global Allocation -- Class B commenced operations.

On August 4, 2003, one new sub-account, Great Companies America -- Class B, commenced operations.

On October 7, 2002, thirty-nine new sub-accounts, including Scudder 21st Century Growth -- Class B, Scudder Capital Growth -- Class B, Scudder Global Discovery -- Class B, Scudder Growth & Income -- Class B, Scudder Health Sciences -- Class B, Scudder International -- Class B, Scudder Aggressive Growth -- Class B, Scudder Blue Chip -- Class B, Scudder Contarian Value -- Class B, Scudder Global Blue Chip -- Class B, Scudder Government Securities -- Class B, Scudder Growth -- Class B, Scudder High Income -- Class B, Scudder International Select Equity -- Class B, Scudder Investment Grade Bond -- Class B, Scudder Money Market -- Class B, Scudder Small Cap Growth -- Class B, Scudder Technology Growth -- Class B, Scudder Total Return -- Class B, Scudder Davis Venture Value -- Class B, Scudder Dreman Financial Services -- Class B, Scudder Dreman High Return Equity -- Class B, Scudder Dreman Small Cap Value -- Class B, Scudder Eagle Focused Large Cap Growth -- Class B, Scudder Focus Value & Growth -- Class B, Scudder Index 500 -- Class B, Scudder Invesco Dynamic Growth -- Class B, Scudder Janus Growth & Income -- Class B, Scudder Janus Growth Opportunities -- Class B, Scudder MFS Strategic Value -- Class B, Scudder Oak Strategic Equity -- Class B, Scudder Turner Mid Cap Growth -- Class B, Alger American Balanced -- Class B, Alger American Leveraged All Cap -- Class B, Credit Suisse Emerging Markets -- Class B, Credit Suisse Global Post Venture Capital -- Class B, Dreyfus Socially Responsible Growth Fund -- Class B, Dreyfus IP Midcap Stock -- Class B and Invesco Utilities -- Class B, commenced operations.

On May 1, 2003, the Scudder Investment Grade Bond sub-account was renamed Scudder Fixed Income through a vote of the Board of Directors.

2.   SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3.   AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by the Company and 40% owned by The Manufacturers Life Insurance Company of New York (MNY). MNY is a wholly owned subsidiary of the Company.

4.   CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

4.   CONTRACT CHARGES (CONTINUED)

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

(ii)  Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27,
      30, 31, 32, 33, 34, 40, 41, 42, 43 VENR 21, 23, 31, 41, MRP20, 21, 22, 23,
      25, 26, 27, MLL25, 26, 27, 28, 43): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (VEN 25, 26, 27, 28, MLL25, 26,): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iv)  Current Contract Series (VIS 5, 6, 25, 25B, 26, 26B, 27, 27B, 28, 28B, 29,
      TYP 10, 11, 13, 14, 15, 16, 17, 18): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(v)   Current Contract Series (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21,
      22, 23, 25, 26, 30, 31, 32, 40, 41, 42): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(vi)  Current Contract Series (VTG 36, 37, 46, 47, 50, 51, 52, 53, 55, 56, 70,
      71, 72, 73, 75, 76): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(vii) Current Contract Series (VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65,
      66, 67, 68, 69, VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90,
      91, 92, 93, VENR51, 53, 61, 71, MRP 50, 51, 52, 53, 55, 56, MLL 55, 56,
      58, 93): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.30% of the contract value, respectively.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

4.   CONTRACT CHARGES (CONTINUED)

(viii) Current Contract Series (VTG 38, 39, 48, 49, 80, 81, 82, 83, 85, 86):
       deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.50% of the contract value, respectively.

(ix) Current Contract Series (MRPG01, I01, VSTG01, I01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.85% of the contract value, respectively.

(x)    Current Contract Series (VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83,
       84, 90, 91, 92, 93, VENR 51, 53, 61, 71, MRP7, 17, 50, 51, 52, 53, 55,
       56, MLL 55, 56 58, 93, VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65,
       66, 67, 68, 69): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier rider equal to an effective annual rate of 0.15%, 1.25% and 0.20%, respectively.

(xi)   Current Contract Series (TYP 10, 11, 12, 13, 14, 15, 16, 17, 18):
       deductions from each sub-account are made daily for administration and the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25%, respectively.

(xii) Current Contract Series (TYP 60, 61, 63, 64, 65, 66, 67, 68): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xiii) Current Contract Series (TYP 70, 71, 73, 74, 75, 76, 77, 78): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier equal to an effective annual rate of 0.40%, 1.25% and 0.20%, respectively.

(xiv) Current Contract Series (TYP 80, 81, 83, 84, 85, 86, 87, 88): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, a guaranteed earnings multiplier and an annual death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.20% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xv) Current Contract Series (VSTG01, VSTI01, MRPG01, MRPI01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

4.   CONTRACT CHARGES (CONTINUED)

(xvi) Current Contract Series (WVA1I, A2I, A3I, A1E, A2E, A3E, A1W, A2W, A3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(xvii) Current Contract Series (WVB1I, B2I, B3I, B1E, B2E, B3E, B1W, B2W, B3W): deductions from each sub-account are made daily for administration, the assumption of mortality and expense and the enhanced earnings death benefit rider risks equal to an effective annual rate of 0.15%, 1.25% and 0.20% of the contract value, respectively.

(xviii) Current Contract Series (W3N1I, N3I, N1W, N3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.

(xix) Current Contract Series (W3A1I, A3I, A1W, A3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xx) Current Contract Series (W3G1I, G3I, G1W, G3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25% and 0.20% of the contract value, respectively.

(xxi) Current Contract Series (W3B1I, B3I, B1W, B3W): deductions from each sub-account are made daily for administration, mortality and expense risks, the annual step-up value rider and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.05% and 0.20% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.   PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2003:

                                                                                   PURCHASES           SALES
                                                                                -------------------------------
Strategic Opportunities Portfolio -- Class A                                     $ 52,760,837      $136,289,803
Strategic Opportunities Portfolio -- Class B                                       18,044,072         8,995,080
Investment Quality Bond Portfolio -- Class A                                       54,089,062       119,976,046
Investment Quality Bond Portfolio -- Class B                                       47,866,108        20,439,629
Growth & Income Portfolio -- Class A                                               75,243,240       261,014,584
Growth & Income Portfolio -- Class B                                               53,901,089        13,108,069
Blue Chip Growth Portfolio -- Class A                                              85,826,829       190,531,542
Blue Chip Growth Portfolio -- Class B                                              60,624,114        19,135,311
Money Market Portfolio -- Class A                                                 999,650,921     1,387,089,171
Money Market Portfolio -- Class B                                                 534,591,476       557,608,982
Global Equity Portfolio -- Class A                                                 97,599,313       156,265,441
Global Equity Portfolio -- Class B                                                 26,649,714        20,072,113
Global Bond Portfolio -- Class A                                                   61,858,220        70,845,596
Global Bond Portfolio -- Class B                                                   72,770,423        38,497,092
U.S. Government Securities Portfolio -- Class A                                    88,449,161       226,046,585
U.S. Government Securities Portfolio -- Class B                                   168,796,410       134,875,124
Diversified Bond Portfolio -- Class A                                              41,911,899        77,327,762
Diversified Bond Portfolio -- Class B                                              48,193,335        23,945,481
Income & Value Portfolio -- Class A                                                56,950,683        88,732,367
Income & Value Portfolio -- Class B                                                50,177,178         7,980,432
Large Cap Growth Portfolio -- Class A                                              65,970,278       110,582,647
Large Cap Growth Portfolio -- Class B                                              45,261,849        12,726,717
Equity-Income Portfolio -- Class A                                                115,048,543       180,154,549
Equity-Income Portfolio -- Class B                                                 95,745,100        16,541,973
Strategic Bond Portfolio -- Class A                                                59,711,045        69,818,072
Strategic Bond Portfolio -- Class B                                                35,656,840        10,921,929

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES           SALES
                                                                                 ------------------------------
Overseas Portfolio -- Class A                                                    $111,236,927      $145,100,895
Overseas Portfolio -- Class B                                                     108,047,125       101,501,121
All Cap Core Portfolio -- Class A                                                  62,709,787       102,328,971
All Cap Core Portfolio -- Class B                                                  14,773,989        11,115,044
All Cap Growth Portfolio -- Class A                                                59,527,130       117,479,844
All Cap Growth Portfolio -- Class B                                                27,324,462        14,644,924
International Small Cap Portfolio -- Class A                                       19,040,359        27,000,825
International Small Cap Portfolio -- Class B                                       26,689,661        14,583,539
Pacific Rim Emerging Markets Portfolio -- Class A                                  20,066,056        20,126,926
Pacific Rim Emerging Markets Portfolio -- Class B                                  52,173,747        41,447,163
Science & Technology Portfolio -- Class A                                         120,107,634       124,093,803
Science & Technology Portfolio -- Class B                                          48,333,502        12,186,065
Emerging Small Company Portfolio -- Class A                                        66,599,696        72,202,389
Emerging Small Company Portfolio -- Class B                                        42,551,964        10,811,178
Aggressive Growth Portfolio -- Class A                                             48,033,895        67,066,075
Aggressive Growth Portfolio -- Class B                                             22,698,810        10,006,167
International Stock Portfolio -- Class A                                           16,324,560        26,568,476
International Stock Portfolio -- Class B                                          113,605,238       106,555,070
Quantitative Equity Portfolio -- Class A                                           60,546,261        87,346,701
Quantitative Equity Portfolio -- Class B                                           11,117,145         9,328,610
Value Portfolio -- Class A                                                         28,665,222        72,000,457
Value Portfolio -- Class B                                                         17,408,395         7,508,737
Real Estate Securities Portfolio -- Class A                                        32,100,274        36,502,673
Real Estate Securities Portfolio -- Class B                                        38,064,988         8,265,122
Balanced Portfolio -- Class A                                                      12,935,026        19,445,635
Balanced Portfolio -- Class B                                                      13,690,089         3,892,612
High Yield Portfolio -- Class A                                                   167,098,549       113,605,006
High Yield Portfolio -- Class B                                                   123,608,699        54,314,042
Lifestyle Aggressive 1000 Portfolio -- Class A                                     31,502,086        14,642,914
Lifestyle Aggressive 1000 Portfolio -- Class B                                     93,138,102         8,861,522
Lifestyle Growth 820 Portfolio -- Class A                                         102,942,106        59,070,773
Lifestyle Growth 820 Portfolio -- Class B                                         410,822,563        12,572,834
Lifestyle Balanced 640 Portfolio -- Class A                                       144,165,164        87,595,733
Lifestyle Balanced 640 Portfolio -- Class B                                       459,170,986        23,556,000
Lifestyle Moderate 460 Portfolio -- Class A                                        67,323,546        52,512,509
Lifestyle Moderate 460 Portfolio -- Class B                                       181,643,834        17,287,977

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.   PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES            SALES
                                                                                 -------------------------------
Lifestyle Conservative 280 Portfolio -- Class A                                  $ 59,914,744      $  69,544,258
Lifestyle Conservative 280 Portfolio -- Class B                                   115,131,082         33,372,262
Small Company Value Portfolio -- Class A                                           99,790,582        109,123,447
Small Company Value Portfolio -- Class B                                           72,923,269         18,907,271
International Value Portfolio -- Class A                                           42,960,898         32,765,497
International Value Portfolio -- Class B                                           91,194,337         53,631,159
Small Company Blend Portfolio -- Class A                                           59,644,837         62,383,753
Small Company Blend Portfolio -- Class B                                           39,283,158         11,085,559
Total Return Portfolio -- Class A                                                 121,026,348        228,202,274
Total Return Portfolio -- Class B                                                 220,453,900        103,987,528
U.S. Large Cap Portfolio -- Class A                                                49,216,837         76,319,339
U.S. Large Cap Portfolio -- Class B                                                47,045,772         10,677,651
Mid Cap Stock Portfolio -- Class A                                                 42,697,811         24,511,726
Mid Cap Stock Portfolio -- Class B                                                 50,460,550          6,200,082
Global Allocation Portfolio -- Class A                                              9,215,550         18,572,456
Global Allocation Portfolio -- Class B                                             13,133,516          3,640,383
Dynamic Growth Portfolio -- Class A                                                63,408,687         31,776,777
Dynamic Growth Portfolio -- Class B                                                32,997,707          6,236,116
Internet Technologies Portfolio -- Class A                                          7,071,455         32,641,197
Internet Technologies Portfolio -- Class B                                          1,368,076          4,630,947
International Index Portfolio -- Class A                                            9,906,833          9,015,723
International Index Portfolio -- Class B                                           54,366,663         47,382,747
Total Stock Market Index Portfolio -- Class A                                      11,481,173          6,825,630
Total Stock Market Index Portfolio -- Class B                                      17,412,664          1,879,842
500 Index Portfolio -- Class A                                                     63,518,414         58,417,205
500 Index Portfolio -- Class B                                                     62,782,535         13,418,923
Mid Cap Index Portfolio -- Class A                                                 18,888,218         17,877,809
Mid Cap Index Portfolio -- Class B                                                 22,356,125          3,158,822
Small Cap Index Portfolio -- Class A                                               28,476,613         16,006,008
Small Cap Index Portfolio -- Class B                                               23,003,802          5,119,039
Capital Appreciation Portfolio -- Class A                                           9,265,542         10,095,061
Capital Appreciation Portfolio -- Class B                                          19,618,197          4,335,078
Telecommunications Portfolio -- Class A                                             1,033,996          6,933,656
Telecommunications Portfolio -- Class B                                             1,976,450          4,385,272
Health Sciences Portfolio -- Class A                                               27,825,179         21,308,484
Health Sciences Portfolio -- Class B                                               30,333,882          4,853,250

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.   PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES           SALES
                                                                                  -----------------------------
Mid Cap Growth Portfolio -- Class A                                               $ 2,757,303      $ 30,912,666
Mid Cap Growth Portfolio -- Class B                                                 4,399,667        13,439,343
Mid Cap Opportunities Portfolio -- Class A                                          1,313,581        16,252,494
Mid Cap Opportunities Portfolio -- Class B                                          1,928,879         7,082,178
Financial Services Portfolio -- Class A                                             9,778,724         9,561,701
Financial Services Portfolio -- Class B                                            17,950,742         3,073,012
Quantitative Mid Cap Portfolio -- Class A                                           3,311,702         3,130,121
Quantitative Mid Cap Portfolio -- Class B                                           4,156,534         1,032,595
Strategic Growth Portfolio -- Class A                                               9,849,879        16,666,519
Strategic Growth Portfolio -- Class B                                              16,239,297         2,821,270
All Cap Value Portfolio -- Class A                                                 32,462,394        16,516,891
All Cap Value Portfolio -- Class B                                                 24,878,998         3,089,678
Strategic Value Portfolio -- Class A                                                7,978,176        11,111,691
Strategic Value Portfolio -- Class B                                               11,128,581         1,925,313
Utilities Portfolio -- Class A                                                     13,273,754        10,255,374
Utilities Portfolio -- Class B                                                     12,222,630         2,931,986
Mid Cap Value Portfolio -- Class A                                                 59,886,966        65,204,607
Mid Cap Value Portfolio -- Class B                                                 69,928,377        10,710,151
Fundamental Value Portfolio -- Class A                                             23,443,526        28,215,134
Fundamental Value Portfolio -- Class B                                             55,887,614         5,990,814
Emerging Growth Portfolio -- Class B                                                5,116,412         1,476,013
Natural Resources Portfolio -- Class B                                             25,950,843         2,960,368
Mid Cap Core Portfolio -- Class B                                                  15,634,178           683,624
Quantitative All Cap Portfolio -- Class B                                             578,616            30,683
Large Cap Value Portfolio -- Class B                                                7,214,263         2,099,527
Small Cap Opportunities Portfolio -- Class B                                       14,900,656         1,301,185
Special Value Portfolio -- Class B                                                  2,227,939           503,099
Real Return Bond Portfolio -- Class B                                              74,833,052        12,684,778
Great Companies America Portfolio -- Class B                                          542,494            17,564
American International Portfolio -- Class B                                        62,971,811         7,820,593
American Growth Portfolio -- Class B                                              241,194,246         7,686,720
American Blue-Chip Income & Growth Portfolio -- Class B                            78,189,270         2,167,709
American Growth-Income Portfolio -- Class B                                       161,151,763         4,259,035
Scudder 21st Century Growth Portfolio -- Class B                                    4,853,161           322,762
Scudder Capital Growth Portfolio -- Class B                                        11,932,767           924,298
Scudder Global Discovery Portfolio -- Class B                                       5,365,146           479,038

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES           SALES
                                                                                  -----------------------------
Scudder Growth & Income Portfolio -- Class B                                      $ 8,022,342       $   591,297
Scudder Health Sciences Portfolio -- Class B                                        8,214,831           529,336
Scudder International Portfolio -- Class B                                          9,764,358           829,753
Scudder Aggressive Growth Portfolio -- Class B                                      2,747,717           358,013
Scudder Blue Chip Portfolio -- Class B                                             12,011,845           376,378
Scudder Contarian Value Portfolio -- Class B                                       12,397,344           439,441
Scudder Global Blue Chip Portfolio -- Class B                                       4,240,148           284,987
Scudder Government Securities Portfolio -- Class B                                 62,521,200        29,881,492
Scudder Growth Portfolio -- Class B                                                 5,718,540           617,731
Scudder High Income Portfolio -- Class B                                           31,060,953         3,271,952
Scudder International Select Equity Portfolio -- Class B                           12,142,829           586,631
Scudder Fixed Income Portfolio -- Class B                                          43,245,983         5,619,459
Scudder Money Market Portfolio -- Class B                                          75,670,368        31,992,368
Scudder Small Cap Growth Portfolio -- Class B                                      11,482,157           447,666
Scudder Technology Growth Portfolio -- Class B                                      7,326,585           426,191
Scudder Total Return Portfolio -- Class B                                          17,560,533         2,152,687
Scudder Davis Venture Value Portfolio -- Class B                                   20,685,380           637,571
Scudder Dreman Financial Services Portfolio -- Class B                              7,044,168           333,970
Scudder Dreman High Return Equity Portfolio -- Class B                             48,689,684         1,224,447
Scudder Dreman Small Cap Value Portfolio -- Class B                                22,622,766         1,534,862
Scudder Eagle Focused Large Cap Growth Portfolio -- Class B                        10,875,234           506,239
Scudder Focus Value & Growth Portfolio -- Class B                                   4,997,430           611,927
Scudder Index 500 Portfolio -- Class B                                             29,239,447         4,699,111
Scudder Invesco Dynamic Growth Portfolio -- Class B                                 3,498,416           232,450
Scudder Janus Growth & Income Portfolio -- Class B                                 11,200,221           456,701
Scudder Janus Growth Opportunities Portfolio -- Class B                             4,789,414           544,266
Scudder MFS Strategic Value Portfolio -- Class B                                    8,976,564           274,625
Scudder Oak Strategic Equity Portfolio -- Class B                                   7,841,703           535,789
Scudder Turner Mid Cap Growth Portfolio -- Class B                                  9,961,910           994,760
Scudder Real Estate Portfolio -- Class B                                            5,879,504           346,503
Scudder Strategic Income Portfolio -- Class B                                       7,572,775         1,386,606
Alger American Balanced Portfolio -- Class B                                       23,945,676         1,392,275
Alger American Leveraged All Cap Portfolio -- Class B                               5,506,390           505,060
Credit Suisse Emerging Markets Portfolio -- Class B                                 4,261,181           265,169
Credit Suisse Global Post Venture Capital Portfolio -- Class B                        994,181            57,343
Dreyfus Socially Responsible Growth Fund Portfolio -- Class B                       1,561,981            70,195

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES          SALES
                                                                               --------------------------------
Dreyfus IP Midcap Stock Portfolio -- Class B                                   $  19,723,178     $      906,959
Invesco Utilities Portfolio -- Class B                                             2,888,591            184,305
Basic Value Focus Portfolio -- Class A                                             1,030,321          6,183,456
Small Cap Value Focus Portfolio -- Class A                                           428,935          4,122,080
Developing Capital Markets Focus Portfolio -- Class A                                 62,373          1,920,903
Global Allocation Portfolio -- Class B                                             1,738,708             29,963
                                                                              ---------------------------------
Total                                                                         $9,415,898,523     $7,255,576,111
                                                                              ==============     ==============

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION

                                                                       STRATEGIC OPPORTUNITIES TRUST A
                                            -------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                            -------------------------------------------------------------------------------------
Units, beginning of period                               28,763,592                     35,863,305                     38,289,671
Units issued                                              4,632,461                      8,220,338                     11,998,315
Units redeemed                                           (9,420,839)                   (15,320,051)                   (14,424,681)
                                            -------------------------------------------------------------------------------------

Units, end of period                                     23,975,214                     28,763,592                     35,863,305
                                            =====================================================================================

Unit value                                  $7.334049 TO $37.711536        $5.933797 to $30.356953        $9.866815 to $50.221375

Net assets, end of period                              $441,202,853                   $428,283,621                   $900,475,404

Investment income ratio*                                       0.00%                          0.00%                          0.50%

Expense ratio, lowest to highest**                    0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                  23.47% TO 25.28%            (39.92%) to (39.04%)             (0.21%) to (0.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   STRATEGIC OPPORTUNITIES TRUST B
                                                    --------------------------------------------------------------
                                                              2003                           2002
                                                    --------------------------------------------------------------
Units, beginning of period                                        1,104,414                              0
Units issued                                                      2,060,340                      1,211,625
Units redeemed                                                   (1,019,656)                      (107,211)
                                                    --------------------------------------------------------------

Units, end of period                                              2,145,098                      1,104,414
                                                    ==============================================================

Unit value                                          $9.831290 TO $14.525009        $ 7.956590 to $8.263137

Net assets, end of period                                       $21,670,255                     $9,024,266

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          16.12% TO 25.05%            (36.35%) to (33.89%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      INVESTMENT QUALITY BOND TRUST A
                                            --------------------------------------------------------------------------------------
                                                       2003                           2002                           2001
                                            --------------------------------------------------------------------------------------
Units, beginning of period                                16,073,713                     15,137,400                     11,628,596
Units issued                                               2,094,543                      7,414,661                      8,502,029
Units redeemed                                            (5,937,437)                    (6,478,348)                    (4,993,225)
                                            --------------------------------------------------------------------------------------

Units, end of period                                      12,230,819                     16,073,713                     15,137,400
                                            ======================================================================================

Unit value                                  $14.242579 TO $29.012843       $13.525539 to $27.385094       $12.539051 to $25.233827

Net assets, end of period                               $253,171,307                   $313,900,631                   $280,574,001

Investment income ratio*                                        5.33%                          5.23%                          5.86%

Expense ratio, lowest to highest**                     0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                     5.30% TO 6.84%                 7.87% to 9.44%                 0.31% to 6.85%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               INVESTMENT QUALITY BOND TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,956,561                              0
Units issued                                                      3,423,230                      2,266,599
Units redeemed                                                   (1,512,337)                      (310,038)
                                                   -------------------------------------------------------

Units, end of period                                              3,867,454                      1,956,561
                                                   =======================================================

Unit value                                         $12.717659 TO $14.342633       $13.311657 to $13.434847

Net assets, end of period                                       $54,453,733                    $26,123,571

Investment income ratio*                                               6.83%                          0.24%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                            1.74% TO 6.76%                 6.49% to 7.48%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        GROWTH & INCOME TRUST A
                                           -------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                           -------------------------------------------------------------------------------------
Units, beginning of period                              66,593,302                     80,873,880                     85,299,596
Units issued                                             4,330,626                      8,302,786                     12,270,437
Units redeemed                                         (13,477,731)                   (22,583,364)                   (15,696,153)
                                           -------------------------------------------------------------------------------------

Units, end of period                                    57,446,197                     66,593,302                     80,873,880
                                           =====================================================================================

Unit value                                 $9.399287 TO $28.846586        $7.556172 to $23.109098       $10.162651 to $30.971701

Net assets, end of period                           $1,271,216,568                 $1,189,608,530                 $1,976,732,840

Investment income ratio*                                      1.01%                          0.65%                          0.41%

Expense ratio, lowest to highest**                   0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                 24.21% TO 26.02%            (25.76%) to (24.67%)            (14.54%) to (4.69%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  GROWTH & INCOME TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        3,162,441
Units issued                                                      5,036,572                      3,500,177
Units redeemed                                                   (1,232,361)                      (337,736)
                                                   -------------------------------------------------------

Units, end of period                                              6,966,652                      3,162,441
                                                   =======================================================

Unit value                                         $11.843741 TO $14.891503        $9.525105 to $10.375910

Net assets, end of period                                       $87,718,980                    $32,065,912

Investment income ratio*                                               1.31%                          0.02%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          19.05% TO 25.84%            (23.80%) to (16.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         BLUE CHIP GROWTH TRUST A
                                           --------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                           --------------------------------------------------------------------------------------
Units, beginning of period                               55,143,345                     65,796,072                     68,424,127
Units issued                                              6,338,193                      8,593,015                     13,661,645
Units redeemed                                          (12,650,771)                   (19,245,742)                   (16,289,700)
                                           --------------------------------------------------------------------------------------

Units, end of period                                     48,830,767                     55,143,345                     65,796,072
                                           ======================================================================================

Unit value                                 $9.153842 TO  $20.165015        $7.211675 to $15.870738       $ 9.689796 to $21.302974

Net assets, end of period                              $840,948,129                   $748,537,843                 $1,215,555,449

Investment income ratio*                                       0.04%                          0.00%                          0.00%

Expense ratio, lowest to highest**                    0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                  26.74% TO 28.59%            (25.69%) to (24.60%)            (17.41%) to (2.85%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 BLUE CHIP GROWTH TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        3,412,751                              0
Units issued                                                      5,659,677                      3,698,126
Units redeemed                                                   (1,776,473)                      (285,375)
                                                   -------------------------------------------------------

Units, end of period                                              7,295,955                      3,412,751
                                                   =======================================================

Unit value                                         $12.090745 TO $14.715763        $9.527205 to $10.290923

Net assets, end of period                                       $93,168,042                    $34,460,397

Investment income ratio*                                               0.19%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          17.65% TO 28.44%            (23.78%) to (17.67%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           MONEY MARKET TRUST A
                                           --------------------------------------------------------------------------------------
                                                      2003                           2002                          2001
                                           --------------------------------------------------------------------------------------
Units, beginning of period                               56,776,128                     65,338,944                     41,114,369
Units issued                                             71,126,276                    140,458,904                    197,491,069
Units redeemed                                          (96,725,317)                  (149,021,720)                  (173,266,494)
                                           --------------------------------------------------------------------------------------

Units, end of period                                     31,177,087                     56,776,128                     65,338,944
                                           ======================================================================================

Unit value                                 $12.269168 TO $18.915167       $12.432238 to $19.050311       $12.523480 to $19.073731

Net assets, end of period                              $474,913,251                   $862,061,014                 $1,001,127,335

Investment income ratio*                                       0.60%                          1.17%                          3.34%

Expense ratio, lowest to highest**                    0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                  (1.31%) TO 0.13%               (0.73%) to 0.72%                 0.19% to 3.12%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   MONEY MARKET TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                       15,049,329                              0
Units issued                                                     44,120,139                     47,218,626
Units redeemed                                                  (45,809,078)                   (32,169,297)
                                                   -------------------------------------------------------

Units, end of period                                             13,360,390                     15,049,329
                                                   =======================================================

Unit value                                         $12.236045 TO $12.529721       $12.420152 to $12.538332

Net assets, end of period                                      $164,148,916                   $187,189,382

Investment income ratio*                                               0.54%                          0.63%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                         (1.51%) TO (0.07%)              (0.64%) to 0.31%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        GLOBAL EQUITY TRUST A
                                         --------------------------------------------------------------------------------------
                                                    2003                           2002                           2001
                                         --------------------------------------------------------------------------------------
Units, beginning of period                             18,038,233                     21,611,381                     24,643,214
Units issued                                            6,422,788                     12,466,118                     10,275,336
Units redeemed                                         (9,728,251)                   (16,039,266)                   (13,307,169)
                                         --------------------------------------------------------------------------------------

Units, end of period                                   14,732,770                     18,038,233                     21,611,381
                                         ======================================================================================

Unit value                               $10.446602 TO $22.606366        $8.344776 to $17.985999       $10.503647 to $22.548612

Net assets, end of period                            $297,329,407                   $289,283,925                   $441,635,347

Investment income ratio*                                     0.94%                          1.40%                          2.46%

Expense ratio, lowest to highest**                  0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                25.06% TO 26.89%            (20.63%) to (19.47%)            (17.56%) to (9.10%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   GLOBAL EQUITY TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          801,191                              0
Units issued                                                      2,480,392                      1,648,948
Units redeemed                                                   (1,840,543)                      (883,757)
                                                   -------------------------------------------------------

Units, end of period                                              1,441,040                        801,191
                                                   =======================================================

Unit value                                         $12.737013 TO $15.074458       $10.177657 to $10.401869

Net assets, end of period                                       $18,591,440                     $8,254,640

Investment income ratio*                                               1.29%                          0.02%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          20.52% TO 26.66%            (18.58%) to (16.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           GLOBAL BOND TRUST A
                                           --------------------------------------------------------------------------------------
                                                      2003                           2002                           2001
                                           --------------------------------------------------------------------------------------
Units, beginning of period                                7,138,701                      4,880,134                      5,937,540
Units issued                                              3,004,255                      5,224,911                      3,177,540
Units redeemed                                           (3,549,337)                    (2,966,344)                    (4,234,946)
                                           --------------------------------------------------------------------------------------

Units, end of period                                      6,593,619                      7,138,701                      4,880,134
                                           ======================================================================================

Unit value                                 $16.642888 TO $26.301362       $14.614053 to $23.113561       $12.220839 to $19.512793

Net assets, end of period                              $148,103,843                   $141,843,968                    $86,117,366

Investment income ratio*                                       3.57%                          0.00%                          0.00%

Expense ratio, lowest to highest**                    0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                  13.22% TO 14.88%               17.86% to 19.58%               (1.23%) to 1.32%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    GLOBAL BOND TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,415,346                              0
Units issued                                                      4,738,071                      1,961,064
Units redeemed                                                   (2,541,346)                      (545,718)
                                                   -------------------------------------------------------

Units, end of period                                              3,612,071                      1,415,346
                                                   =======================================================

Unit value                                         $13.411572 TO $16.932377       $14.277221 to $14.946973

Net assets, end of period                                       $59,181,660                    $20,448,895

Investment income ratio*                                               4.47%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                           7.29% TO 14.65%               14.22% to 19.58%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   U.S. GOVERNMENT SECURITIES TRUST A
                                          --------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                          --------------------------------------------------------------------------------------
Units, beginning of period                              23,770,516                     16,673,668                     11,427,813
Units issued                                             4,364,472                     15,531,221                     12,690,984
Units redeemed                                         (12,275,723)                    (8,434,373)                    (7,445,129)
                                          --------------------------------------------------------------------------------------

Units, end of period                                    15,859,265                     23,770,516                     16,673,668
                                          ======================================================================================

Unit value                                $13.410281 TO $22.541971       $13.434646 to $22.470272       $12.678773 to $21.100300

Net assets, end of period                             $293,850,533                   $439,203,145                   $302,476,585

Investment income ratio*                                      3.66%                          3.32%                          5.33%

Expense ratio, lowest to highest**                   0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                 (0.18%) TO 1.28%                 5.96% to 7.51%                 1.43% to 6.55%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            U.S. GOVERNMENT SECURITIES TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        7,343,725                              0
Units issued                                                     12,726,050                      9,075,441
Units redeemed                                                  (10,356,585)                    (1,731,716)
                                                   -------------------------------------------------------

Units, end of period                                              9,713,190                      7,343,725
                                                   =======================================================

Unit value                                         $12.385790 TO $13.357923       $13.086765 to $13.228371

Net assets, end of period                                      $127,552,335                    $96,468,024

Investment income ratio*                                               4.81%                          0.06%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                           (0.91) TO 1.14%                 4.69% to 5.83%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        DIVERSIFIED BOND TRUST A
                                          --------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                          --------------------------------------------------------------------------------------
Units, beginning of period                              12,536,790                     11,370,436                      8,434,436
Units issued                                             1,659,659                      4,951,172                      7,552,355
Units redeemed                                          (3,902,177)                    (3,784,818)                    (4,616,355)
                                          --------------------------------------------------------------------------------------

Units, end of period                                    10,294,272                     12,536,790                     11,370,436
                                          ======================================================================================

Unit value                                $13.724016 TO $22.635102       $13.371638 to $21.943927       $12.664622 to $20.680033

Net assets, end of period                             $204,621,472                   $240,995,255                   $210,799,855

Investment income ratio*                                      4.96%                          4.25%                          5.29%

Expense ratio, lowest to highest**                   0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                   2.64% TO 4.13%                 5.58% to 7.12%                 1.32% to 6.60%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 DIVERSIFIED BOND TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,587,871                              0
Units issued                                                      3,564,109                      1,784,666
Units redeemed                                                   (1,826,019)                      (196,795)
                                                   -------------------------------------------------------

Units, end of period                                              3,325,961                      1,587,871
                                                   =======================================================

Unit value                                         $12.529076 TO $13.829583       $13.160436 to $13.282245

Net assets, end of period                                       $45,096,105                    $20,936,204

Investment income ratio*                                               6.19%                          0.13%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                            0.23% TO 4.12%                 5.28% to 6.26%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                  INCOME & VALUE TRUST A
                                                   --------------------------------------------------------------------------------
                                                            2003                         2002                       2001
                                                   --------------------------------------------------------------------------------
Units, beginning of period                                       22,737,015                  23,565,017                  22,701,648
Units issued                                                      3,052,198                   6,857,086                   8,013,287
Units redeemed                                                   (4,795,152)                 (7,685,088)                 (7,149,918)
                                                   --------------------------------------------------------------------------------

Units, end of period                                             20,994,061                  22,737,015                  23,565,017
                                                   ================================================================================

Unit value                                         $12.326232 TO $23.683960     $9.922116 to $18.988592    $12.016868 to $22.905535

Net assets, end of period                                      $443,553,148                $386,995,037                $496,373,021

Investment income ratio*                                               1.98%                       2.09%                       2.69%

Expense ratio, lowest to highest**                            0.45% TO 1.90%              0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***                          24.11% TO 25.92%         (17.51%) to (16.31%)           (3.87%) to 0.53%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  INCOME & VALUE TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        2,049,195                              0
Units issued                                                      4,310,886                      2,278,253
Units redeemed                                                     (729,443)                      (229,058)
                                                   -------------------------------------------------------

Units, end of period                                              5,630,638                      2,049,195
                                                   =======================================================

Unit value                                         $12.995332 TO $14.425737       $10.461390 to $10.920928

Net assets, end of period                                       $75,170,511                    $22,042,973

Investment income ratio*                                               2.22%                          0.08%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          15.33% TO 25.72%            (16.31%) to (12.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                LARGE CAP GROWTH TRUST A
                                                   -------------------------------------------------------------------------------
                                                             2003                          2002                      2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                      24,587,625                    25,410,406                22,585,181
Units issued                                                     5,684,990                    10,367,523                14,281,211
Units redeemed                                                  (8,888,928)                  (11,190,304)              (11,455,986)
                                                   -------------------------------------------------------------------------------

Units, end of period                                            21,383,687                    24,587,625                25,410,406
                                                   ===============================================================================

Unit value                                         $8.238003 TO $18.343918       $6.689181 to $14.843099   $8.821694 to $19.506566

Net assets, end of period                                     $317,221,851                  $295,254,201              $410,765,326

Investment income ratio*                                              0.27%                         0.33%                     0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%                0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***                         22.97% TO 24.76%           (24.29%) to (23.18%)       (20.74%) to (8.48%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America
                              Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 LARGE CAP GROWTH TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        3,039,530                              0
Units issued                                                      4,362,861                      3,280,916
Units redeemed                                                   (1,217,859)                      (241,386)
                                                   -------------------------------------------------------

Units, end of period                                              6,184,532                      3,039,530
                                                   =======================================================

Unit value                                         $11.782886 TO $14.660737        $9.564734 to $10.174875

Net assets, end of period                                       $76,079,459                    $30,394,035

Investment income ratio*                                               0.45%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          17.21% TO 24.68%            (23.48%) to (18.60%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 EQUITY-INCOME TRUST A
                                                   -------------------------------------------------------------------------------
                                                              2003                       2002                        2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                       38,909,746                 39,307,090                  32,338,365
Units issued                                                      5,234,668                 11,921,567                  16,106,909
Units redeemed                                                   (9,502,119)               (12,318,911)                 (9,138,184)
                                                   -------------------------------------------------------------------------------

Units, end of period                                             34,642,295                 38,909,746                  39,307,090
                                                   ===============================================================================

Unit value                                         $12.723328 TO $26.499566   $10.326336 to $21.400057    $12.136595 to $25.025958

Net assets, end of period                                      $772,000,521               $702,058,453                $861,148,763

Investment income ratio*                                               1.52%                      1.38%                       1.66%

Expense ratio, lowest to highest**                            0.45% TO 1.90%             0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***                          23.21% TO 25.01%        (14.92%) to (13.67%)           (2.91%) to 0.83%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   EQUITY-INCOME TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        6,022,354                              0
Units issued                                                      8,503,892                      6,420,660
Units redeemed                                                   (1,520,884)                      (398,306)
                                                   -------------------------------------------------------

Units, end of period                                             13,005,362                      6,022,354
                                                   =======================================================

Unit value                                         $12.791261 TO $14.989021       $10.395821 to $10.702893

Net assets, end of period                                      $168,285,336                    $63,022,582

Investment income ratio*                                               1.96%                          0.02%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          19.83% TO 24.84%            (16.83%) to (14.38%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              STRATEGIC BOND TRUST A
                                                   -------------------------------------------------------------------------------
                                                             2003                       2002                      2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                       11,908,603                 12,916,819                  14,303,190
Units issued                                                      2,976,542                  4,775,012                   6,087,151
Units redeemed                                                   (3,843,635)                (5,783,228)                 (7,473,522)
                                                   -------------------------------------------------------------------------------

Units, end of period                                             11,041,510                 11,908,603                  12,916,819
                                                   ===============================================================================

Unit value                                         $14.994155 TO $19.414151   $13.509914 to $17.405164    $12.636812 to $16.199150

Net assets, end of period                                      $203,675,077               $198,412,514                $202,116,506

Investment income ratio*                                               4.79%                      7.04%                       7.63%

Expense ratio, lowest to highest**                            0.45% TO 1.90%             0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***                          10.99% TO 12.61%             6.91% to 8.47%              1.09% to 5.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  STRATEGIC BOND TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,004,205                              0
Units issued                                                      2,619,423                      1,210,957
Units redeemed                                                     (870,281)                      (206,752)
                                                   -------------------------------------------------------

Units, end of period                                              2,753,347                      1,004,205
                                                   =======================================================

Unit value                                         $12.941526 TO $14.758224       $13.007548 to $13.217126

Net assets, end of period                                       $40,004,665                    $13,130,517

Investment income ratio*                                               5.53%                          0.23%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                           3.53% TO 12.42%                 4.06% to 5.74%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                   OVERSEAS TRUST A
                                                   ------------------------------------------------------------------------------
                                                              2003                         2002                     2001
                                                   ------------------------------------------------------------------------------
Units, beginning of period                                       19,196,419                   23,474,330               26,265,795
Units issued                                                     12,947,113                   29,050,673               33,422,515
Units redeemed                                                  (16,396,585)                 (33,328,584)             (36,213,980)
                                                   ------------------------------------------------------------------------------

Units, end of period                                             15,746,947                   19,196,419               23,474,330
                                                   ==============================================================================

Unit value                                          $9.492621 TO $12.436745       $6.716070 to $8.794649  $8.700270 to $11.387239

Net assets, end of period                                      $182,371,134                 $156,830,747             $247,747,125

Investment income ratio*                                               0.49%                        0.59%                    0.29%

Expense ratio, lowest to highest**                            0.45% TO 1.90%               0.45% to 1.90%           0.45% to 1.90%

Total return, lowest to highest***                          41.13% TO 43.19%          (22.92%) to (21.79%)      (22.59%) to (8.90%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     OVERSEAS TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          922,220                              0
Units issued                                                     10,501,642                      8,061,406
Units redeemed                                                   (9,722,393)                    (7,136,186)
                                                   -------------------------------------------------------

Units, end of period                                              1,701,469                        922,220
                                                   =======================================================

Unit value                                         $13.578018 TO $17.911537        $9.629170 to $10.010302

Net assets, end of period                                       $23,426,728                     $8,975,960

Investment income ratio*                                               0.68%                          0.03%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          41.01% TO 43.48%            (22.97%) to (19.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              ALL CAP CORE TRUST A
                                                   ----------------------------------------------------------------------------
                                                             2003                       2002                      2001
                                                   ----------------------------------------------------------------------------
Units, beginning of period                                      18,263,260                 23,810,588                29,254,951
Units issued                                                     5,959,819                  5,474,780                 7,866,991
Units redeemed                                                  (9,215,776)               (11,022,108)              (13,311,354)
                                                   ----------------------------------------------------------------------------

Units, end of period                                            15,007,303                 18,263,260                23,810,588
                                                   ============================================================================

Unit value                                         $6.669038 TO $14.919288    $5.159206 to $11.501386   $7.022468 to $15.600316

Net assets, end of period                                     $197,675,353               $186,890,818              $331,290,715

Investment income ratio*                                              0.00%                      0.00%                     0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%             0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***                         29.07% TO 30.95%        (26.64%) to (25.57%)       (26.83%) to (6.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   ALL CAP CORE TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          413,748                              0
Units issued                                                      1,349,765                        679,616
Units redeemed                                                   (1,026,459)                      (265,868)
                                                   -------------------------------------------------------

Units, end of period                                                737,054                        413,748
                                                   =======================================================

Unit value                                         $12.127142 TO $15.234341        $9.392813 to $10.603738

Net assets, end of period                                        $9,712,856                     $4,201,973

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          21.79% TO 30.67%            (24.86%) to (15.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              ALL CAP GROWTH TRUST A
                                                   ------------------------------------------------------------------------------
                                                            2003                        2002                       2001
                                                   ------------------------------------------------------------------------------
Units, beginning of period                                      26,212,673                  33,232,943                 33,687,155
Units issued                                                     4,998,948                   7,290,396                 14,390,104
Units redeemed                                                  (9,153,232)                (14,310,666)               (14,844,316)
                                                   ------------------------------------------------------------------------------

Units, end of period                                            22,058,389                  26,212,673                 33,232,943
                                                   ==============================================================================

Unit value                                         $7.312204 TO $17.030370     $5.757704 to $13.363096    $7.751463 to $17.927398

Net assets, end of period                                     $331,738,199                $310,480,279               $532,334,423

Investment income ratio*                                              0.00%                       0.00%                      0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%              0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***                         26.81% TO 28.66%         (25.83%) to (24.75%)        (29.27%) to (6.77%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  ALL CAP GROWTH TRUST B
                                                   ------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,153,845                              0
Units issued                                                      2,562,347                      1,268,098
Units redeemed                                                   (1,357,225)                      (114,253)
                                                   -------------------------------------------------------

Units, end of period                                              2,358,967                      1,153,845
                                                   =======================================================

Unit value                                         $11.992594 TO $14.978110        $9.451441 to $10.098271

Net assets, end of period                                       $29,734,149                    $11,482,174

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          19.75% TO 28.42%            (24.39%) to (19.21%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                            INTERNATIONAL SMALL CAP TRUST A
                                                   ------------------------------------------------------------------------------
                                                             2003                        2002                       2001
                                                   ------------------------------------------------------------------------------
Units, beginning of period                                       7,906,160                   9,953,578                 11,973,322
Units issued                                                     1,672,494                   6,021,668                 14,337,064
Units redeemed                                                  (2,309,600)                 (8,069,086)               (16,356,808)
                                                   ------------------------------------------------------------------------------

Units, end of period                                             7,269,054                   7,906,160                  9,953,578
                                                   ===============================================================================

Unit value                                         $8.460002 TO $16.062039     $5.556362 to $10.512423    $6.790288 to $12.802022

Net assets, end of period                                     $111,030,873                 $79,096,093               $121,449,107

Investment income ratio*                                              0.00%                       0.00%                      0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%              0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***                         52.03% TO 54.25%         (18.29%) to (17.10%)        (32.30%) to (6.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              INTERNATIONAL SMALL CAP TRUST B
                                                   -------------------------------------------------------
                                                             2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          475,964                              0
Units issued                                                      2,228,980                      4,698,900
Units redeemed                                                   (1,289,834)                    (4,222,936)
                                                   -------------------------------------------------------

Units, end of period                                              1,415,110                        475,964
                                                   =======================================================

Unit value                                         $14.964601 TO $17.986631        $9.856697 to $10.206568

Net assets, end of period                                       $21,492,310                     $4,749,217

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          43.80% TO 54.04%            (21.15%) to (18.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          PACIFIC RIM EMERGING MARKETS TRUST A
                                                   -------------------------------------------------------------------------------
                                                             2003                        2002                        2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                       4,697,629                   5,504,185                   6,488,328
Units issued                                                     2,658,863                  18,214,307                  24,024,825
Units redeemed                                                  (2,746,068)                (18,570,863)                (25,458,968)
                                                   -------------------------------------------------------------------------------

Units, end of period                                             4,610,424                   4,697,629                   5,054,185
                                                   ===============================================================================

Unit value                                         $8.536943 TO $14.067127     $6.161288 to $10.167731     $7.154529 to $11.824607

Net assets, end of period                                      $41,381,634                 $30,140,478                 $37,254,151

Investment income ratio*                                              0.15%                       0.12%                       0.41%

Expense ratio, lowest to highest**                           0.45% TO 1.90%              0.45% to 1.90%              1.40% to 1.90%

Total return, lowest to highest***                         38.07% TO 40.09%         (14.18%) to (12.93%)         (20.30%) to (5.40%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            PACIFIC RIM EMERGING MARKETS TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          415,749                              0
Units issued                                                      4,480,850                      2,486,091
Units redeemed                                                   (3,595,499)                    (2,070,342)
                                                   -------------------------------------------------------

Units, end of period                                              1,301,100                        415,749
                                                   =======================================================

Unit value                                         $13.645273 TO $18.264938        $9.896593 to $10.687117

Net assets, end of period                                       $18,416,249                     $4,205,991

Investment income ratio*                                               0.21%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          37.88% TO 46.31%            (20.83%) to (14.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              SCIENCE & TECHNOLOGY TRUST A
                                                   -------------------------------------------------------------------------------
                                                             2003                        2002                        2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                      35,077,566                  43,964,781                  44,055,621
Units issued                                                    14,724,177                   9,118,236                  15,725,413
Units redeemed                                                 (14,036,911)                (18,005,451)                (15,816,253)
                                                   -------------------------------------------------------------------------------

Units, end of period                                            35,764,832                  35,077,566                  43,964,781
                                                   ===============================================================================

Unit value                                         $4.397877 TO $12.380278      $2.975729 to $8.347636     $5.112469 TO $14.291433

Net assets, end of period                                     $375,706,275                $252,456,512                $551,300,087

Investment income ratio*                                              0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%              0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***                         47.57% TO 49.72%         (41.88%) to (41.03%)        (48.92%) to (17.49%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               SCIENCE & TECHNOLOGY TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,196,437                              0
Units issued                                                      4,688,047                      1,643,810
Units redeemed                                                   (1,255,834)                      (447,373)
                                                   -------------------------------------------------------

Units, end of period                                              4,628,650                      1,196,437
                                                   =======================================================

Unit value                                         $10.906148 TO $16.180953         $7.368796 to $9.366646

Net assets, end of period                                       $60,374,420                    $10,721,724

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          29.36% TO 49.79%            (41.05%) to (25.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                             EMERGING SMALL COMPANY TRUST A
                                                   ----------------------------------------------------------------------------
                                                             2003                      2002                       2001
                                                   ----------------------------------------------------------------------------
Units, beginning of period                                      11,412,016                11,986,788                 11,228,885
Units issued                                                     5,192,041                 5,448,161                  6,887,567
Units redeemed                                                  (5,473,043)               (6,022,933)                (6,129,664)
                                                   ----------------------------------------------------------------------------

Units, end of period                                            11,131,014                11,412,016                 11,986,788
                                                   ============================================================================

Unit value                                         $7.978493 TO $17.129022   $5.810609 to $12.431278    $8.352524 to $17.806889

Net assets, end of period                                     $166,790,443              $125,631,402               $193,832,310

Investment income ratio*                                              0.00%                     0.00%                      0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***                         37.10% TO 39.10%       (30.54%) to (29.52%)        (27.44%) to (3.05%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              EMERGING SMALL COMPANY TRUST B
                                                   -------------------------------------------------------
                                                             2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,466,541                              0
Units issued                                                      3,983,819                      1,726,040
Units redeemed                                                   (1,026,127)                      (259,499)
                                                   -------------------------------------------------------

Units, end of period                                              4,424,233                      1,466,541
                                                   =======================================================

Unit value                                         $12.428445 TO $16.161563         $9.058585 to $9.616734

Net assets, end of period                                       $57,407,534                    $13,889,803

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          29.21% TO 38.85%            (27.53%) to (23.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                               AGGRESSIVE GROWTH TRUST A
                                                   -------------------------------------------------------------------------------
                                                             2003                        2002                        2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                      18,762,718                  21,262,375                  20,373,780
Units issued                                                     5,222,131                   8,001,989                   8,883,520
Units redeemed                                                  (7,021,309)                (10,501,646)                 (7,994,925)
                                                   -------------------------------------------------------------------------------

Units, end of period                                            16,963,540                  18,762,718                  21,262,375
                                                   ===============================================================================

Unit value                                         $7.888253 TO $12.039961      $5.996302 to $9.120311     $8.132426 to $12.326027

Net assets, end of period                                     $192,449,906                $161,507,826                $248,529,379

Investment income ratio*                                              0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%              0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***                         31.36% TO 33.27%         (26.38%) to (25.30%)        (27.97%) to (10.95%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 AGGRESSIVE GROWTH TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,398,896                              0
Units issued                                                      2,223,687                      1,543,409
Units redeemed                                                     (954,147)                      (144,513)
                                                   -------------------------------------------------------

Units, end of period                                              2,668,436                      1,398,896
                                                   =======================================================

Unit value                                         $12.447664 TO $15.707903         $9.474119 to $9.629662

Net assets, end of period                                       $33,516,213                    $13,349,827

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          25.58% TO 32.97%            (24.21%) to (22.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INTERNATIONAL STOCK TRUST A
                                     --------------------------------------------------------------------------
                                               2003                     2002                      2001
                                     --------------------------------------------------------------------------
Units, beginning of period                         9,199,690                9,754,386                 9,408,723
Units issued                                       1,861,539               13,713,573                13,798,624
Units redeemed                                    (2,925,680)             (14,268,269)              (13,452,961)
                                     --------------------------------------------------------------------------
Units, end of period                               8,135,549                9,199,690                 9,754,386
                                     ==========================================================================

Unit value                           $8.507707 TO $11.579330   $6.645829 to $9.013656   $8.636273 to $11.672280

Net assets, end of period                        $90,088,588              $79,352,642              $109,170,001

Investment income ratio*                                0.51%                    0.46%                     0.20%

Expense ratio, lowest to highest**             0.45% TO 1.90%           0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***           27.82% TO 29.69%      (23.16%) to (22.04%)       (22.91%) to (6.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  INTERNATIONAL STOCK TRUST B
                                     ---------------------------------------------------
                                                2003                      2002
                                     ---------------------------------------------------
Units, beginning of period                          1,172,215                         0
Units issued                                       11,460,934                11,078,165
Units redeemed                                    (10,699,653)               (9,905,950)
                                     --------------------------------------------------

Units, end of period                                1,933,496                 1,172,215
                                     ==================================================

Unit value                           $12.349503 TO $16.297528    $9.662625 to $9.962987

Net assets, end of period                         $24,222,398               $11,416,476

Investment income ratio*                                 0.73%                     0.02%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            27.81% TO 30.55%       (22.70%) to (20.30%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                QUANTITATIVE EQUITY TRUST A
                                     ----------------------------------------------------------------------------
                                               2003                      2002                       2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                        10,440,916                14,503,278                 14,878,539
Units issued                                       4,699,385                 3,854,344                  7,087,792
Units redeemed                                    (6,821,070)               (7,916,706)                (7,463,053)
                                     ----------------------------------------------------------------------------
Units, end of period                               8,319,231                10,440,916                 14,503,278
                                     ============================================================================

Unit value                           $7.886786 TO $16.723266   $6.496049 to $13.726237    $9.154017 to $19.274831

Net assets, end of period                       $120,733,136              $124,368,566               $247,082,790

Investment income ratio*                                0.67%                     0.33%                      0.29%

Expense ratio, lowest to highest**             0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***           21.23% TO 23.00%       (29.14%) to (28.11%)       (26.08%) to (10.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  QUANTITATIVE EQUITY TRUST B
                                     --------------------------------------------------
                                                2003                      2002
                                     --------------------------------------------------
Units, beginning of period                            307,295                         0
Units issued                                        1,102,617                   382,529
Units redeemed                                       (922,998)                  (75,234)
                                     --------------------------------------------------

Units, end of period                                  486,914                   307,295
                                     ==================================================

Unit value                           $11.046153 TO $14.874007   $9.100413 to $10.151783

Net assets, end of period                          $5,781,310                $3,014,669

Investment income ratio*                                 0.98%                     0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            18.91% TO 22.84%       (27.20%) to (18.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    VALUE TRUST A
                                     -----------------------------------------------------------------------------
                                                2003                      2002                       2001
                                     -----------------------------------------------------------------------------
Units, beginning of period                         15,182,537                16,438,592                  9,465,352
Units issued                                        1,956,882                 5,175,553                 13,297,434
Units redeemed                                     (5,283,653)               (6,431,608)                (6,324,194)
                                     -----------------------------------------------------------------------------

Units, end of period                               11,855,766                15,182,537                 16,438,592
                                     =============================================================================

Unit value                           $12.317400 TO $18.250518   $9.046893 to $13.337895   $11.944310 to $17.521564

Net assets, end of period                        $197,921,279              $185,855,695               $267,152,496

Investment income ratio*                                 1.27%                     0.85%                      0.54%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***            36.15% TO 38.14%       (24.26%) to (23.15%)          (4.45%) to 2.95%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         VALUE TRUST B
                                     -------------------------------------------------
                                                2003                     2002
                                     -------------------------------------------------
Units, beginning of period                          1,171,327                        0
Units issued                                        1,609,627                1,443,692
Units redeemed                                       (699,006)                (272,365)
                                     -------------------------------------------------

Units, end of period                                2,081,948                1,171,327
                                     =================================================

Unit value                           $12.898462 TO $16.352424   $9.484479 to $9.618617

Net assets, end of period                         $27,116,533              $11,154,001

Investment income ratio*                                 1.63%                    0.03%

Expense ratio, lowest to highest**              0.45% TO 2.05%           0.45% to 1.90%

Total return, lowest to highest***            30.73% TO 37.98%      (24.12%) to (23.05%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             REAL ESTATE SECURITIES TRUST A
                                     ------------------------------------------------------------------------------
                                                2003                       2002                       2001
                                     ------------------------------------------------------------------------------
Units, beginning of period                          7,927,546                  5,414,699                  3,687,770
Units issued                                        1,875,751                  6,920,218                  5,189,185
Units redeemed                                     (2,320,609)                (4,407,371)                (3,462,256)
                                     ------------------------------------------------------------------------------

Units, end of period                                7,482,688                  7,927,546                  5,414,699
                                     ==============================================================================

Unit value                           $17.031078 TO $19.555029   $12.429938 to $14.251467   $12.171588 to $14.088482

Net assets, end of period                        $140,549,733               $108,728,937                $73,831,187

Investment income ratio*                                 2.60%                      2.79%                      2.72%

Expense ratio, lowest to highest**              0.45% TO 1.90%             0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***            36.53% TO 38.52%             0.65% to 2.12%           (0.85%) to 2.70%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               REAL ESTATE SECURITIES TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ----------------------------------------------------
Units, beginning of period                          2,351,590                          0
Units issued                                        2,711,985                  2,848,902
Units redeemed                                       (606,257)                  (497,312)
                                     ---------------------------------------------------

Units, end of period                                4,457,318                  2,351,590
                                     ===================================================

Unit value                           $15.682026 TO $17.360006   $11.806602 to $12.702902

Net assets, end of period                         $73,356,359                $28,214,076

Investment income ratio*                                 3.36%                      0.07%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            25.46% TO 38.31%           (5.55%) to 1.62%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  BALANCED TRUST A
                                     ----------------------------------------------------------------------------
                                               2003                       2002                      2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                         5,900,963                  6,267,752                 5,961,983
Units issued                                       1,122,556                  1,881,850                 1,829,240
Units redeemed                                    (1,811,839)                (2,248,639)               (1,523,471)
                                     ----------------------------------------------------------------------------

Units, end of period                               5,211,680                  5,900,963                 6,267,752
                                     ============================================================================

Unit value                           $9.384581 TO $12.029110    $8.355296 to $10.672379   $9.928886 to $12.637994

Net assets, end of period                        $58,929,449                $59,277,292               $74,758,243

Investment income ratio*                                2.52%                      2.63%                     2.14%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***           12.15% TO 13.79%        (15.97%) to (14.75%)       (15.65%) to (5.11%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       BALANCED TRUST B
                                     ---------------------------------------------------
                                                2003                      2002
                                     ---------------------------------------------------
Units, beginning of period                            535,352                          0
Units issued                                        1,179,778                    645,386
Units redeemed                                       (333,836)                  (110,034)
                                     ---------------------------------------------------

Units, end of period                                1,381,294                    535,352
                                     ===================================================

Unit value                           $11.953196 TO $13.771545   $10.643258 to $11.353878

Net assets, end of period                         $17,210,520                 $5,941,864

Investment income ratio*                                 3.19%                      0.46%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            10.10% TO 13.66%         (14.85%) to (9.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      HIGH YIELD TRUST A
                                     -------------------------------------------------------------------------------
                                                2003                      2002                         2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                         12,189,072                11,000,013                    9,231,805
Units issued                                       12,879,311                11,010,152                   10,474,386
Units redeemed                                     (9,036,253)               (9,821,093)                  (8,706,178)
                                     -------------------------------------------------------------------------------

Units, end of period                               16,032,130                12,189,072                   11,000,013
                                     ===============================================================================

Unit value                           $11.972562 TO $14.136722   $9.790451 to $11.519811     $10.698741 to $12.544550

Net assets, end of period                        $217,897,123              $135,503,987                 $133,703,955

Investment income ratio*                                 5.25%                     9.05%                       10.36%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            22.11% TO 23.89%         (8.63%) to (7.29%)          (12.80%) to (4.10%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      HIGH YIELD TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                          1,634,575                           0
Units issued                                        9,603,715                   2,514,044
Units redeemed                                     (4,336,893)                   (879,469)
                                     ----------------------------------------------------

Units, end of period                                6,901,397                   1,634,575
                                     ====================================================

Unit value                           $13.716878 TO $14.584494    $11.370655 to $11.795820

Net assets, end of period                         $97,676,974                 $18,965,099

Investment income ratio*                                 5.55%                       2.32%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***             9.74% TO 23.64%           (9.03%) to (5.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              LIFESTYLE AGGRESSIVE 1000 TRUST A
                                     ------------------------------------------------------------------------------
                                                2003                      2002                        2001
                                     ------------------------------------------------------------------------------
Units, beginning of period                          8,668,429                 7,885,558                   5,617,693
Units issued                                        2,978,442                 2,591,995                   3,167,530
Units redeemed                                     (1,358,869)               (1,809,124)                   (899,665)
                                     ------------------------------------------------------------------------------

Units, end of period                               10,288,002                 8,668,429                   7,885,558
                                     ==============================================================================

Unit value                           $10.402017 TO $13.235054    $7.846184 to $9.948297    $10.070301 to $12.723595

Net assets, end of period                        $128,410,920               $81,126,941                 $95,035,178

Investment income ratio*                                 0.40%                     0.81%                       4.10%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***            32.38% TO 34.31%       (22.20%) to (21.06%)         (17.24%) to (5.20%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               LIFESTYLE AGGRESSIVE 1000 TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                          2,580,939                          0
Units issued                                        8,230,202                  2,744,346
Units redeemed                                       (801,657)                  (163,407)
                                     ---------------------------------------------------

Units, end of period                               10,009,484                  2,580,939
                                     ===================================================

Unit value                           $13.227795 TO $15.944168    $9.992622 to $10.085357

Net assets, end of period                        $133,575,232                $25,831,354

Investment income ratio*                                 0.35%                      0.03%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            27.47% TO 34.31%        (20.06%) to (19.32%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE GROWTH 820 TRUST A
                                     -------------------------------------------------------------------------------
                                                2003                       2002                        2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                         37,144,305                 32,268,748                  22,642,561
Units issued                                        8,122,016                 11,002,122                  12,489,210
Units redeemed                                     (4,797,586)                (6,126,565)                 (2,863,023)
                                     -------------------------------------------------------------------------------

Units, end of period                               40,468,735                 37,144,305                  32,268,748
                                     ===============================================================================

Unit value                           $11.374440 TO $15.366925    $8.934824 to $12.028869    $10.804923 to $14.495682

Net assets, end of period                        $570,549,874               $410,561,178                 $37,103,391

Investment income ratio*                                 1.18%                      2.19%                       4.84%

Expense ratio, lowest to highest**              0.45% TO 1.90%             0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***            27.11% TO 28.97%        (17.43%) to (16.22%)         (12.66%) to (3.45%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 LIFESTYLE GROWTH 820 TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                         10,923,916                           0
Units issued                                       34,791,382                  11,378,337
Units redeemed                                     (1,244,624)                   (454,421)
                                     ----------------------------------------------------

Units, end of period                               44,470,674                  10,923,916
                                     ====================================================

Unit value                           $13.417365 TO $15.185956    $10.537942 to $10.751721

Net assets, end of period                        $603,952,682                $116,383,251

Investment income ratio*                                 1.14%                       0.06%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***            21.41% to 28.86%         (15.70%) to (13.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE BALANCED 640 TRUST A
                                     ---------------------------------------------------------------------------------
                                                2003                        2002                         2001
                                     ---------------------------------------------------------------------------------
Units, beginning of period                         39,839,424                  31,629,891                   22,027,740
Units issued                                       10,169,800                  14,577,277                   12,773,043
Units redeemed                                     (6,331,070)                 (6,367,744)                  (3,130,892)
                                     ---------------------------------------------------------------------------------

Units, end of period                               43,678,154                  39,839,424                   31,629,891
                                     =================================================================================

Unit value                           $12.377588 TO $16.754333    $10.165146 to $13.704682     $11.493504 to $15.433664

Net assets, end of period                        $661,608,444                $495,557,446                 $452,066,345

Investment income ratio*                                 2.34%                       3.26%                        5.03%

Expense ratio, lowest to highest**              0.45% TO 1.90%              0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            21.64% TO 23.42%         (11.65%) to (10.35%)           (8.05%) to (2.36%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                LIFESTYLE BALANCED 640 TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                         13,727,140                           0
Units issued                                       37,182,352                  13,950,984
Units redeemed                                     (2,055,764)                   (223,844)
                                     ----------------------------------------------------

Units, end of period                               48,853,728                  13,727,140
                                     ====================================================

Unit value                           $13.634469 TO $14.526297    $11.180582 to $11.423888

Net assets, end of period                        $674,020,791                $155,304,071

Investment income ratio*                                 2.37%                       0.11%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***            16.13% TO 23.42%          (10.56%) to (5.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE MODERATE 460 TRUST A
                                     ---------------------------------------------------------------------------------
                                                2003                        2002                         2001
                                     ---------------------------------------------------------------------------------
Units, beginning of period                         15,045,263                  10,955,088                    8,470,782
Units issued                                        4,239,428                   7,362,784                    4,175,166
Units redeemed                                     (3,505,831)                 (3,272,609)                  (1,690,860)
                                     ---------------------------------------------------------------------------------

Units, end of period                               15,778,860                  15,045,263                   10,955,088
                                     =================================================================================

Unit value                           $13.095398 TO $17.794866    $11.315989 to $15.315540     $12.006535 to $16.185243

Net assets, end of period                        $254,597,753                $208,678,078                 $165,653,944

Investment income ratio*                                 3.01%                       3.40%                        5.41%

Expense ratio, lowest to highest**              0.45% TO 1.90%              0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            15.61% TO 17.30%           (5.85%) to (4.47%)           (3.95%) to (1.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                LIFESTYLE MODERATE 460 TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                          5,869,403                           0
Units issued                                       14,474,779                   6,137,859
Units redeemed                                     (1,561,616)                   (268,456)
                                     ----------------------------------------------------

Units, end of period                               18,782,566                   5,869,403
                                     ====================================================

Unit value                           $13.726448 TO $14.055820    $11.849812 to $11.983146

Net assets, end of period                        $258,689,422                 $69,762,562

Investment income ratio*                                 3.31%                       0.17%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***            11.08% TO 17.30%           (5.20%) to (4.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              LIFESTYLE CONSERVATIVE 280 TRUST A
                                     ---------------------------------------------------------------------------------
                                                2003                        2002                         2001
                                     ---------------------------------------------------------------------------------
Units, beginning of period                          9,468,995                   6,695,670                    4,788,787
Units issued                                        3,574,566                   5,362,317                    3,306,433
Units redeemed                                     (4,348,578)                 (2,588,992)                  (1,399,550)
                                     ---------------------------------------------------------------------------------

Units, end of period                                8,694,983                   9,468,995                    6,695,670
                                     =================================================================================

Unit value                           $13.658793 TO $18.415805    $12.478970 to $16.741166     $12.503081 to $16.689833

Net assets, end of period                        $147,502,755                $146,341,361                 $105,738,771

Investment income ratio*                                 3.97%                       3.08%                        4.28%

Expense ratio, lowest to highest**              0.45% TO 1.90%              0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***             9.45% TO 11.05%            (0.19%) to 1.27%               0.02% to 2.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              LIFESTYLE CONSERVATIVE 280 TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                          3,504,151                           0
Units issued                                        8,914,252                   3,860,984
Units redeemed                                     (2,660,341)                   (356,833)
                                     ----------------------------------------------------

Units, end of period                                9,758,062                   3,504,151
                                     ====================================================

Unit value                           $13.255928 TO $13.959339    $12.455071 to $12.570409

Net assets, end of period                        $133,685,859                 $43,758,875

Investment income ratio*                                 4.20%                       0.25%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***             6.05% TO 11.05%            (0.36%) to 0.56%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY VALUE TRUST A
                                     ---------------------------------------------------------------------------------
                                                2003                        2002                         2001
                                     ---------------------------------------------------------------------------------
Units, beginning of period                         16,010,391                   9,912,518                    4,807,888
Units issued                                        7,333,926                  17,802,268                   13,059,190
Units redeemed                                     (8,138,568)                (11,704,395)                  (7,954,560)
                                     ---------------------------------------------------------------------------------

Units, end of period                               15,205,749                  16,010,391                    9,912,518
                                     =================================================================================

Unit value                           $15.255705 TO $16.976139    $11.631943 to $12.924339     $12.602235 to $13.981425

Net assets, end of period                        $241,376,374                $193,031,852                 $129,266,865

Investment income ratio*                                 0.41%                       0.29%                        0.14%

Expense ratio, lowest to highest**              0.45% TO 1.90%              0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            31.15% TO 33.07%           (7.70%) to (6.35%)              0.82% to 6.06%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SMALL COMPANY VALUE TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                          4,130,323                           0
Units issued                                        6,202,403                   5,004,133
Units redeemed                                     (1,627,707)                   (873,810)
                                     ----------------------------------------------------

Units, end of period                                8,705,019                   4,130,323
                                     ====================================================

Unit value                           $13.364515 TO $15.281139    $10.197768 to $11.505543

Net assets, end of period                        $120,317,623                 $43,168,147

Investment income ratio*                                 0.58%                       0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***            22.17% TO 32.96%          (18.42%) to (7.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INTERNATIONAL VALUE TRUST A
                                     -------------------------------------------------------------------------------
                                               2003                       2002                         2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                        10,361,088                  7,152,751                    4,861,051
Units issued                                       4,448,760                 11,203,326                    7,172,267
Units redeemed                                    (3,403,298)                (7,994,989)                  (4,880,567)
                                     -------------------------------------------------------------------------------

Units, end of period                              11,406,550                 10,361,088                    7,152,751
                                     ===============================================================================

Unit value                           12.045466 TO $13.769068     $8.453467 to $9.667908     $10.459987 to $11.968682

Net assets, end of period                       $139,826,546                $89,056,992                  $75,552,701

Investment income ratio*                                0.82%                      0.78%                        1.02%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%               1.40% to 1.90%

Total return, lowest to highest***           42.14% TO 44.21%        (19.39%) to (18.21%)          (11.45%) to (4.25%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  INTERNATIONAL VALUE TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                          3,037,391                          0
Units issued                                        8,369,939                  9,698,755
Units redeemed                                     (4,860,371)                (6,661,364)
                                     ---------------------------------------------------

Units, end of period                                6,546,959                  3,037,391
                                     ===================================================

Unit value                           $13.842199 TO $17.294424    $9.761622 to $10.320663

Net assets, end of period                         $92,299,899                $29,993,937

Investment income ratio*                                 1.11%                      0.07%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            38.26% TO 43.87%        (21.91%) to (17.43%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                SMALL COMPANY BLEND TRUST A
                                     ------------------------------------------------------------------------------
                                               2003                       2002                        2001
                                     ------------------------------------------------------------------------------
Units, beginning of period                        10,247,994                  9,038,221                   6,632,660
Units issued                                       6,014,711                  9,020,128                   6,129,954
Units redeemed                                    (6,134,438)                (7,810,355)                 (3,724,393)
                                     ------------------------------------------------------------------------------

Units, end of period                              10,128,267                 10,247,994                   9,038,221
                                     ==============================================================================

Unit value                           $9.283714 TO $12.276306     $6.762279 to $8.913306     $9.244249 to $12.178671

Net assets, end of period                       $121,707,808                $89,479,139                $107,671,859

Investment income ratio*                                0.00%                      0.20%                       0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***           37.08% TO 39.08%        (26.96%) to (25.89%)         (14.70%) to (2.57%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SMALL COMPANY BLEND TRUST B
                                     --------------------------------------------------
                                                2003                      2002
                                     --------------------------------------------------
Units, beginning of period                          1,692,425                         0
Units issued                                        3,822,054                 1,962,478
Units redeemed                                     (1,088,557)                 (270,053)
                                     --------------------------------------------------

Units, end of period                                4,425,922                 1,692,425
                                     ==================================================

Unit value                           $12.412061 TO $16.217293    $9.059320 to $9.393008

Net assets, end of period                         $55,692,520               $15,473,317

Investment income ratio*                                 0.00%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            29.65% TO 39.01%       (27.53%) to (24.86%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     TOTAL RETURN TRUST A
                                     --------------------------------------------------------------------------------
                                                2003                        2002                        2001
                                     --------------------------------------------------------------------------------
Units, beginning of period                         40,268,739                  26,705,881                  11,037,368
Units issued                                        5,541,297                  24,661,523                  21,593,399
Units redeemed                                    (14,371,668)                (11,098,665)                 (5,924,886)
                                     --------------------------------------------------------------------------------

Units, end of period                               31,438,368                  40,268,739                  26,705,881
                                     ================================================================================

Unit value                           $14.149209 TO $16.751628    $13.731734 to $16.023311    $12.779035 to $14.697020

Net assets, end of period                        $492,908,807                $610,596,879                $377,177,799

Investment income ratio*                                 2.91%                       2.55%                       3.34%

Expense ratio, lowest to highest**              0.45% TO 1.90%              0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***              3.04% TO 4.55%              7.46% to 9.02%              2.23% to 7.79%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     TOTAL RETURN TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                         11,099,623                           0
Units issued                                       15,850,312                  12,152,904
Units redeemed                                     (7,990,520)                 (1,053,281)
                                     ----------------------------------------------------

Units, end of period                               18,959,415                  11,099,623
                                     ====================================================

Unit value                           $12.518111 TO $14.014008    $13.300010 to $13.423104

Net assets, end of period                        $260,586,543                $147,945,968

Investment income ratio*                                 3.78%                       0.08%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***              0.14% TO 4.40%              6.40% to 7.38%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    U.S. LARGE CAP TRUST A
                                     -------------------------------------------------------------------------------
                                                2003                      2002                         2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                         26,102,894                24,789,891                   17,820,303
Units issued                                        4,859,240                 9,105,948                   11,820,012
Units redeemed                                     (7,269,081)               (7,792,945)                  (4,850,424)
                                     -------------------------------------------------------------------------------

Units, end of period                               23,693,053                26,102,894                   24,789,891
                                     ===============================================================================

Unit value                           $11.365395 TO $12.354355    $8.442592 to $9.140645     $11.489880 to $12.390130

Net assets, end of period                        $289,158,401              $235,934,105                 $304,710,768

Investment income ratio*                                 0.40%                     0.31%                        0.34%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            34.49% TO 36.45%       (26.60%) to (25.52%)           (8.08%) to (2.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    U.S. LARGE CAP TRUST B
                                     --------------------------------------------------
                                                2003                      2002
                                     --------------------------------------------------
Units, beginning of period                          4,071,162                         0
Units issued                                        4,405,953                 4,283,570
Units redeemed                                       (952,020)                 (212,408)
                                     --------------------------------------------------

Units, end of period                                7,525,095                 4,071,162
                                     ==================================================

Unit value                           $12.664320 TO $15.324454    $9.419481 to $9.981983

Net assets, end of period                         $99,194,217               $39,931,672

Investment income ratio*                                 0.63%                     0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            22.52% TO 36.07%       (24.64%) to (20.14%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    MID CAP STOCK TRUST A
                                     -------------------------------------------------------------------------------
                                                2003                      2002                         2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                         11,484,771                10,524,971                    6,377,334
Units issued                                        4,480,710                 5,366,072                    6,783,695
Units redeemed                                     (2,502,858)               (4,406,272)                  (2,636,058)
                                     -------------------------------------------------------------------------------

Units, end of period                               13,462,623                11,484,771                   10,524,971
                                     ===============================================================================

Unit value                           $10.989664 TO $13.308373    $7.849726 to $9.510684     $10.305876 to $12.492798

Net assets, end of period                        $151,615,593               $92,119,372                 $109,651,843

Investment income ratio*                                 0.00%                     0.00%                        0.00%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            39.65% TO 41.69%       (24.02%) to (22.91%)          (14.99%) to (0.06%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     MID CAP STOCK TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                          1,814,896                          0
Units issued                                        4,268,123                  1,914,105
Units redeemed                                       (561,864)                   (99,209)
                                     ---------------------------------------------------

Units, end of period                                5,521,155                  1,814,896
                                     ===================================================

Unit value                           $13.399635 TO $15.677910    $9.595389 to $10.181352

Net assets, end of period                         $76,987,939                $18,160,532

Investment income ratio*                                 0.00%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            25.34% TO 41.33%        (23.24%) to (18.55%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 GLOBAL ALLOCATION TRUST A
                                     -------------------------------------------------------------------------------
                                               2003                       2002                         2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                         6,658,019                  6,662,814                    3,156,953
Units issued                                       1,056,420                  2,452,984                    5,959,643
Units redeemed                                    (2,151,246)                (2,457,779)                  (2,453,782)
                                     -------------------------------------------------------------------------------

Units, end of period                               5,563,193                  6,658,019                    6,662,814
                                     ===============================================================================

Unit value                           $9.578808 TO $10.997305     $7.702576 to $8.847644     $10.197351 to $11.719158

Net assets, end of period                        $53,960,907                $51,969,623                  $68,409,194

Investment income ratio*                                0.49%                      0.00%                        0.11%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***           24.05% TO 25.86%        (24.65%) to (23.55%)          (17.43%) to (6.25%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   GLOBAL ALLOCATION TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                            513,126                          0
Units issued                                        1,187,079                    537,476
Units redeemed                                       (321,425)                   (24,350)
                                     ---------------------------------------------------

Units, end of period                                1,378,780                    513,126
                                     ===================================================

Unit value                           $11.911549 TO $14.839803    $9.575126 to $10.220929

Net assets, end of period                         $17,237,566                 $5,167,433

Investment income ratio*                                 0.66%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            18.64% TO 25.90%        (23.40%) to (18.23%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                DYNAMIC GROWTH TRUST A
                                     ----------------------------------------------------------------------------
                                              2003                      2002                        2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                       15,608,826                18,901,811                  13,662,750
Units issued                                     16,880,063                 9,383,010                  13,245,995
Units redeemed                                   (8,236,233)              (12,675,995)                 (8,006,934)
                                     ----------------------------------------------------------------------------

Units, end of period                             24,252,656                15,608,826                  18,901,811
                                     ============================================================================

Unit value                           $4.149140 TO $9.614621    $3.269019 to $7.578932     $4.639280 to $10.761173

Net assets, end of period                      $110,270,036               $53,527,836                 $90,279,435

Investment income ratio*                               0.00%                     0.00%                       0.18%

Expense ratio, lowest to highest**            0.45% TO 1.90%            0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***          26.61% TO 28.45%       (29.71%) to (28.68%)        (49.84%) to (13.91%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    DYNAMIC GROWTH TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                            414,467                          0
Units issued                                        3,175,306                    541,480
Units redeemed                                       (563,538)                  (127,013)
                                     ---------------------------------------------------

Units, end of period                                3,026,235                    414,467
                                     ===================================================

Unit value                           $12.164875 TO $15.523566    $9.578097 to $10.187105

Net assets, end of period                         $38,545,157                 $4,136,538

Investment income ratio*                                 0.00%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            24.11% TO 28.54%        (23.38%) to (18.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              INTERNET TECHNOLOGIES TRUST A
                                     ----------------------------------------------------------------------------
                                              2003                      2002                        2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                        8,762,382                 9,605,039                   7,195,652
Units issued                                      2,619,481                 5,104,711                   5,780,710
Units redeemed                                  (11,381,863)               (5,947,368)                 (3,371,323)
                                     ----------------------------------------------------------------------------

Units, end of period                                      0                 8,762,382                   9,605,039
                                     ============================================================================

Unit value                           $2.797746 TO $7.944273    $2.277340 to $6.467649     $3.687062 to $10.476489

Net assets, end of period                                $0               $20,705,642                 $36,179,543

Investment income ratio*                               0.00%                     0.00%                       0.00%

Expense ratio, lowest to highest**            0.45% TO 1.90%            0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***          22.75% TO 23.34%       (38.39%) to (37.49%)        (53.87%) to (16.19%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                INTERNET TECHNOLOGIES TRUST B
                                     --------------------------------------------------
                                               2003                       2002
                                     --------------------------------------------------
Units, beginning of period                           273,183                          0
Units issued                                         129,620                    335,967
Units redeemed                                      (402,803)                   (62,784)
                                     --------------------------------------------------

Units, end of period                                       0                    273,183
                                     ==================================================

Unit value                           $9.439909 TO $14.079301    $7.710225 to $11.453604

Net assets, end of period                                 $0                 $2,540,324

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%

Total return, lowest to highest***           22.33% TO 22.92%         (38.32%) to (8.37%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INTERNATIONAL INDEX TRUST A
                                     ----------------------------------------------------------------------------
                                               2003                      2002                       2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                         1,931,363                 1,453,181                    716,237
Units issued                                       1,262,954                 4,313,408                  2,944,892
Units redeemed                                    (1,187,772)               (3,835,226)                (2,207,948)
                                     ----------------------------------------------------------------------------

Units, end of period                               2,006,545                 1,931,363                  1,453,181
                                     ============================================================================

Unit value                           $9.015303 TO $12.099507    $6.933612 to $9.310304    $8.508168 to $11.430305

Net assets, end of period                        $19,103,156               $14,018,579                $12,647,801

Investment income ratio*                                1.65%                     1.34%                      1.48%

Expense ratio, lowest to highest**             0.45% TO 1.90%            0.45% to 1.90%             1.40% to 1.90%

Total return, lowest to highest***           29.70% TO 31.59%       (18.71%) to (17.52%)        (23.76%) to (8.56%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 INTERNATIONAL INDEX TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                            510,190                           0
Units issued                                        5,012,757                   1,829,965
Units redeemed                                     (4,319,243)                 (1,319,775)
                                     ----------------------------------------------------

Units, end of period                                1,203,704                     510,190
                                     ====================================================

Unit value                           $13.130435 TO $16.105472    $10.128769 to $10.614836

Net assets, end of period                         $16,053,942                  $5,222,713

Investment income ratio*                                 2.66%                       2.90%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***            28.76% TO 31.53%         (18.97%) to (15.08%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              TOTAL STOCK MARKET INDEX TRUST A
                                     ------------------------------------------------------------------------------
                                               2003                       2002                        2001
                                     ------------------------------------------------------------------------------
Units, beginning of period                         3,104,717                  2,570,261                   1,122,107
Units issued                                       1,356,378                  1,710,108                   2,025,166
Units redeemed                                      (785,634)                (1,175,652)                   (577,012)
                                     ------------------------------------------------------------------------------

Units, end of period                               3,675,461                  3,104,717                   2,570,261
                                     ==============================================================================

Unit value                           $9.635326 TO $11.764902     $7.503914 to $9.166981     $9.692272 to $11.846265

Net assets, end of period                        $36,557,181                $23,957,518                 $25,221,354

Investment income ratio*                                0.00%                      0.93%                       1.12%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%              1.40% to 1.90%

Total return, lowest to highest***           28.08% TO 29.95%        (22.77%) to (21.64%)         (15.96%) to (5.23%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               TOTAL STOCK MARKET INDEX TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                            581,294                          0
Units issued                                        1,587,181                    642,480
Units redeemed                                       (189,616)                   (61,186)
                                     ---------------------------------------------------

Units, end of period                                1,978,859                    581,294
                                     ===================================================

Unit value                           $12.568032 TO $15.185445    $9.804582 to $10.288626

Net assets, end of period                         $25,617,437                 $5,875,456

Investment income ratio*                                 0.00%                      2.43%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            21.40% TO 29.73%        (21.56%) to (17.69%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     500 INDEX TRUST A
                                     -----------------------------------------------------------------------------
                                               2003                      2002                        2001
                                     -----------------------------------------------------------------------------
Units, beginning of period                        19,500,395                15,691,810                   5,632,076
Units issued                                       7,802,132                12,114,968                  13,508,548
Units redeemed                                    (7,068,604)               (8,306,383)                 (3,448,814)
                                     -----------------------------------------------------------------------------

Units, end of period                              20,233,923                19,500,395                  15,691,810
                                     =============================================================================

Unit value                           $9.247369 TO $11.285714    $7.344179 to $8.967490     $9.637624 to $11.773758

Net assets, end of period                       $192,606,324              $147,402,795                $153,940,008

Investment income ratio*                                0.90%                     0.00%                       1.09%

Expense ratio, lowest to highest**             0.45% TO 1.90%            0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***           25.60% TO 27.43%       (23.99%) to (22.88%)         (16.55%) to (5.81%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       500 INDEX TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                          3,593,515                          0
Units issued                                        5,842,301                  4,454,135
Units redeemed                                     (1,296,586)                  (860,620)
                                     ---------------------------------------------------

Units, end of period                                8,139,230                  3,593,515
                                     ===================================================

Unit value                           $12.130947 TO $14.905604    $9.652858 to $10.294172

Net assets, end of period                        $103,375,900                $36,399,639

Investment income ratio*                                 1.32%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            19.17% TO 27.19%        (22.78%) to (17.65%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    MID CAP INDEX TRUST A
                                     --------------------------------------------------------------------------------
                                                2003                       2002                         2001
                                     --------------------------------------------------------------------------------
Units, beginning of period                          4,685,525                  2,946,366                    1,030,569
Units issued                                        1,605,030                  4,518,532                    3,509,583
Units redeemed                                     (1,535,109)                (2,779,373)                  (1,593,786)
                                     --------------------------------------------------------------------------------

Units, end of period                                4,755,446                  4,685,525                    2,946,366
                                     ================================================================================

Unit value                           $13.084939 TO $14.779952    $9.900179 to $11.032915     $11.881892 to $12.858949

Net assets, end of period                         $66,752,299                $49,682,577                  $37,531,220

Investment income ratio*                                 0.00%                      0.48%                        0.88%

Expense ratio, lowest to highest**              0.45% TO 1.90%             0.45% to 1.90%               1.40% to 1.90%

Total return, lowest to highest***            32.04% TO 33.96%        (16.76%) to (15.54%)           (4.94%) to (1.46%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     MID CAP INDEX TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                          1,207,667                          0
Units issued                                        2,008,594                  1,306,932
Units redeemed                                       (303,198)                   (99,265)
                                    ---------------------------------------------------

Units, end of period                                2,913,063                  1,207,667
                                     ===================================================

Unit value                           $13.154235 TO $15.899955    $9.980766 to $10.446948

Net assets, end of period                         $38,917,810                $12,159,284

Investment income ratio*                                 0.00%                      1.16%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            27.12% TO 33.72%        (20.15%) to (16.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  SMALL CAP INDEX TRUST A
                                     ------------------------------------------------------------------------------
                                               2003                      2002                         2001
                                     ------------------------------------------------------------------------------
Units, beginning of period                         3,204,639                 2,180,584                      484,101
Units issued                                       2,536,305                 3,042,320                    3,221,674
Units redeemed                                    (1,483,359)               (2,018,265)                  (1,525,191)
                                     ------------------------------------------------------------------------------

Units, end of period                               4,257,585                 3,204,639                    2,180,584
                                     ==============================================================================

Unit value                           $12.50000 TO $13.757234    $8.926733 to $12.50000     $11.557294 to $12.432687

Net assets, end of period                        $55,344,083               $29,030,279                  $25,404,652

Investment income ratio*                                0.00%                     0.78%                        2.50%

Expense ratio, lowest to highest**             0.45% TO 1.90%            0.45% to 1.90%               1.40% to 1.90%

Total return, lowest to highest***           43.05% TO 45.13%       (22.95%) to (21.83%)            (4.89%) to 0.08%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SMALL CAP INDEX TRUST B
                                     --------------------------------------------------
                                                2003                      2002
                                     --------------------------------------------------
Units, beginning of period                            965,858                         0
Units issued                                        2,048,792                 1,043,986
Units redeemed                                       (467,554)                  (78,128)
                                     --------------------------------------------------

Units, end of period                                2,547,096                   965,858
                                     ==================================================

Unit value                           $13.511860 TO $16.716921    $9.475320 to $9.810708

Net assets, end of period                         $34,874,227                $9,220,840

Investment income ratio*                                 0.00%                     2.03%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            33.65% TO 44.68%       (24.20%) to (21.51%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             CAPITAL APPRECIATION TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                      2001
                                     --------------------------------------------------------------------------
Units, beginning of period                         5,316,986                3,007,088                    78,393
Units issued                                       1,407,210                3,440,920                 4,487,092
Units redeemed                                    (1,416,268)              (1,131,022)               (1,558,397)
                                     --------------------------------------------------------------------------

Units, end of period                               5,307,928                5,316,986                 3,007,088
                                     ==========================================================================

Unit value                           $7.606320 TO $10.304647   $5.978615 to $8.095466   $8.769024 to $11.867934

Net assets, end of period                        $42,404,216              $33,398,913               $27,008,052

Investment income ratio*                                0.00%                    0.00%                     0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%           0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***           27.04% TO 28.89%      (31.92%) to (30.93%)       (24.64%) to (5.06%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                CAPITAL APPRECIATION TRUST B
                                     -------------------------------------------------
                                              2003                      2002
                                     -------------------------------------------------
Units, beginning of period                          1,394,685                        0
Units issued                                        1,967,451                1,491,217
Units redeemed                                       (439,469)                 (96,532)
                                     -------------------------------------------------

Units, end of period                                2,922,667                1,394,685
                                     =================================================

Unit value                           $11.124546 TO $14.861154   $8.742892 to $9.623666

Net assets, end of period                         $34,921,858              $13,117,154

Investment income ratio*                                 0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%           0.45% to 1.90%

Total return, lowest to highest***            18.81% TO 28.77%      (30.06%) to (23.01%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             TELECOMMUNICATIONS TRUST A
                                     -------------------------------------------------------------------------
                                              2003                     2002                     2001
                                     -------------------------------------------------------------------------
Units, beginning of period                        1,342,229                1,016,457                         0
Units issued                                        244,903                1,390,985                 1,429,950
Units redeemed                                   (1,587,132)              (1,065,213)                 (413,493)
                                     -------------------------------------------------------------------------

Units, end of period                                      0                1,342,229                 1,016,457
                                     =========================================================================

Unit value                           $4.320652 TO $5.733499   $4.026511 to $5.341391   $7.834309 to $10.382237

Net assets, end of period                                $0               $5,517,555                $8,023,806

Investment income ratio*                               0.00%                    0.00%                     0.00%

Expense ratio, lowest to highest**            0.45% TO 1.90%           0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***            7.27% TO 7.79%      (48.66%) to (47.90%)      (37.33%) to (16.94%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  TELECOMMUNICATIONS TRUST B
                                     ------------------------------------------------
                                              2003                     2002
                                     ------------------------------------------------
Units, beginning of period                           229,183                        0
Units issued                                         212,030                  253,191
Units redeemed                                      (441,213)                 (24,008)
                                     ------------------------------------------------

Units, end of period                                       0                  229,183
                                     ================================================

Unit value                           $7.325985 TO $10.802210  $6.822616 to $10.019771

Net assets, end of period                                 $0               $2,191,387

Investment income ratio*                                0.00%                    0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%           0.45% to 1.90%

Total return, lowest to highest***             7.29% TO 7.81%      (45.42%) to (19.84%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              HEALTH SCIENCES TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                     2001
                                     --------------------------------------------------------------------------
Units, beginning of period                          5,117,228               3,324,618                         0
Units issued                                        2,461,329               4,043,663                 4,275,340
Units redeemed                                     (1,827,991)             (2,251,053)                 (950,722)
                                     --------------------------------------------------------------------------

Units, end of period                                5,750,566               5,117,228                 3,324,618
                                     ==========================================================================

Unit value                           $12.575813 TO $13.259362  $9.409123 to $9.777931  $13.180193 to $13.499140

Net assets, end of period                         $73,963,540             $49,049,222               $44,538,109

Investment income ratio*                                 0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***            33.66% TO 35.61%     (28.61%) to (27.57%)           5.44% to 7.99%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  HEALTH SCIENCES TRUST B
                                     ------------------------------------------------
                                               2003                     2002
                                     ------------------------------------------------
Units, beginning of period                          1,477,964                        0
Units issued                                        2,545,167                1,557,193
Units redeemed                                       (406,306)                 (79,229)
                                     -------------------------------------------------

Units, end of period                                3,616,825                1,477,964
                                     =================================================

Unit value                           $12.746949 TO $15.002379  $9.534743 to $10.700725

Net assets, end of period                         $50,184,197              $15,331,070

Investment income ratio*                                 0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%           0.45% to 1.90%

Total return, lowest to highest***            19.94% TO 35.30%      (23.72%) to (14.39%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             MID CAP GROWTH TRUST A
                                     ------------------------------------------------------------------------
                                              2003                    2002                    2001
                                     ------------------------------------------------------------------------
Units, beginning of period                        3,635,392               2,316,812                         0
Units issued                                        385,302               3,952,027                 2,944,207
Units redeemed                                   (4,020,694)             (2,633,447)                 (627,395)
                                     ------------------------------------------------------------------------

Units, end of period                                      0               3,635,392                 2,316,812
                                     ========================================================================

Unit value                           $7.638574 TO $8.363054  $7.073363 to $7.741651  $10.343827 to $11.309753

Net assets, end of period                                $0             $26,092,011               $24,072,717

Investment income ratio*                               0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**            0.45% TO 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***            7.95% TO 8.48%     (31.69%) to (30.69%)       (17.25%) to (9.52%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   MID CAP GROWTH TRUST B
                                     -----------------------------------------------
                                              2003                     2002
                                     -----------------------------------------------
Units, beginning of period                           848,071                       0
Units issued                                         465,769                 932,818
Units redeemed                                    (1,313,840)                (84,747)
                                     -----------------------------------------------

Units, end of period                                       0                 848,071
                                     ===============================================

Unit value                           $9.329629 TO $10.585352  $8.634016 to $9.756926

Net assets, end of period                                 $0              $8,059,813

Investment income ratio*                                0.00%                   0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%          0.45% to 1.90%

Total return, lowest to highest***             7.97% TO 8.49%     (30.93%) to (21.94%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           MID CAP OPPORTUNITIES TRUST A
                                     ------------------------------------------------------------------------
                                              2003                    2002                    2001
                                     ------------------------------------------------------------------------
Units, beginning of period                        1,923,918               1,238,287                         0
Units issued                                        180,333               1,632,789                 1,552,350
Units redeemed                                   (2,104,251)               (947,158)                 (314,063)
                                     ------------------------------------------------------------------------

Units, end of period                                      0               1,923,918                 1,238,287
                                     ========================================================================

Unit value                           $7.628928 TO $8.515519  $7.170404 to $8.001037  $10.462406 to $11.662694

Net assets, end of period                                $0             $13,986,025               $13,018,527

Investment income ratio*                               0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**            0.45% TO 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***            6.36% TO 6.88%     (31.53%) to (30.53%)       (16.30%) to (6.70%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               MID CAP OPPORTUNITIES TRUST B
                                     -----------------------------------------------
                                              2003                    2002
                                     -----------------------------------------------
Units, beginning of period                           504,693                       0
Units issued                                         210,164                 528,241
Units redeemed                                      (714,857)                (23,548)
                                     -----------------------------------------------

Units, end of period                                       0                 504,693
                                     ===============================================

Unit value                           $9.482253 TO $10.136010  $8.907082 to $9.483077

Net assets, end of period                                 $0              $4,695,682

Investment income ratio*                                0.00%                   0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%          0.45% to 1.90%

Total return, lowest to highest***             6.37% TO 6.89%     (28.74%) to (24.14%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              FINANCIAL SERVICES TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                     2001
                                     --------------------------------------------------------------------------
Units, beginning of period                          3,369,781               1,848,318                         0
Units issued                                          949,719               2,940,962                 2,591,755
Units redeemed                                       (895,626)             (1,419,499)                 (743,437)
                                     --------------------------------------------------------------------------

Units, end of period                                3,423,874               3,369,781                 1,848,318
                                     ==========================================================================

Unit value                           $12.161199 TO $12.608019  $9.269250 to $9.538791  $11.493242 to $11.815615

Net assets, end of period                         $42,022,538             $31,448,879               $21,300,332

Investment income ratio*                                 0.18%                   0.00%                     0.05%

Expense ratio, lowest to highest**              0.45% TO 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***            31.07% TO 32.98%     (19.43%) to (18.25%)        (8.05%) to (5.48%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 FINANCIAL SERVICES TRUST B
                                     --------------------------------------------------
                                               2003                      2002
                                     --------------------------------------------------
Units, beginning of period                          1,142,101                         0
Units issued                                        1,610,549                 1,193,705
Units redeemed                                       (259,526)                  (51,604)
                                     --------------------------------------------------

Units, end of period                                2,493,124                 1,142,101
                                     ==================================================

Unit value                           $13.374740 TO $15.645153  $10.218222 to $10.347728

Net assets, end of period                         $33,639,298               $11,720,517

Investment income ratio*                                 0.30%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            25.08% TO 32.80%       (18.25%) to (17.22%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           QUANTITATIVE MID CAP TRUST A
                                     --------------------------------------------------------------------------
                                               2003                     2002                     2001
                                     --------------------------------------------------------------------------
Units, beginning of period                            884,890                 427,784                         0
Units issued                                          363,857                 803,847                   518,788
Units redeemed                                       (346,137)               (346,741)                  (91,004)
                                     --------------------------------------------------------------------------

Units, end of period                                  902,610                 884,890                   427,784
                                     ==========================================================================

Unit value                           $10.416388 TO $11.451664  $7.655645 to $8.408113  $10.077137 to $11.056543

Net assets, end of period                          $9,549,894              $6,865,094                $4,331,032

Investment income ratio*                                 0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***            35.93% TO 37.91%     (24.11%) to (23.00%)      (19.38%) to (11.55%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 QUANTITATIVE MID CAP TRUST B
                                     ------------------------------------------------
                                              2003                     2002
                                     ------------------------------------------------
Units, beginning of period                            211,807                       0
Units issued                                          375,846                 224,084
Units redeemed                                        (82,843)                (12,277)
                                     ------------------------------------------------

Units, end of period                                  504,810                 211,807
                                     ================================================

Unit value                           $13.199297 TO $15.696317  $9.700786 to $9.941092

Net assets, end of period                          $6,766,184              $2,085,920

Investment income ratio*                                 0.00%                   0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%          0.45% to 1.90%

Total return, lowest to highest***            25.49% TO 37.70%     (22.39%) to (20.47%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             STRATEGIC GROWTH TRUST A
                                     -------------------------------------------------------------------------
                                             2003                      2002                     2001
                                     -------------------------------------------------------------------------
Units, beginning of period                         6,214,843               4,091,308                         0
Units issued                                       1,163,948               3,934,189                 4,703,515
Units redeemed                                    (1,888,212)             (1,810,654)                 (612,207)
                                     -------------------------------------------------------------------------

Units, end of period                               5,490,579               6,214,843                 4,091,308
                                     =========================================================================

Unit value                           $9.587257 TO $10.403829  $7.694426 to $8.341450  $10.887341 to $11.791031

Net assets, end of period                        $53,518,186             $48,489,729               $44,775,968

Investment income ratio*                                0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***           24.48% TO 26.29%     (29.40%) to (28.36%)       (12.90%) to (5.67%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 STRATEGIC GROWTH TRUST B
                                     -------------------------------------------------
                                              2003                      2002
                                     -------------------------------------------------
Units, beginning of period                          1,267,094                        0
Units issued                                        1,507,339                1,344,714
Units redeemed                                       (259,625)                 (77,620)
                                     -------------------------------------------------

Units, end of period                                2,514,808                1,267,094
                                     =================================================

Unit value                           $11.545878 TO $14.525660  $9.270921 to $10.448321

Net assets, end of period                         $31,746,699              $12,855,216

Investment income ratio*                                 0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%           0.45% to 1.90%

Total return, lowest to highest***            16.13% TO 26.04%      (25.83%) to (16.41%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                ALL CAP VALUE TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                      2001
                                     --------------------------------------------------------------------------
Units, beginning of period                          2,965,864               1,490,795                         0
Units issued                                        3,170,307               3,185,746                 2,033,229
Units redeemed                                     (1,600,791)             (1,710,677)                 (542,434)
                                     --------------------------------------------------------------------------

Units, end of period                                4,535,380               2,965,864                 1,490,795
                                     ==========================================================================

Unit value                           $12.001723 TO $12.442718  $8.831587 to $9.033519  $12.460579 to $12.553231

Net assets, end of period                         $54,842,568             $26,319,806               $18,612,296

Investment income ratio*                                 0.06%                   0.00%                     0.04%

Expense ratio, lowest to highest**              0.45% TO 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***            35.76% TO 37.74%     (29.19%) to (28.16%)         (0.32%) to 0.43%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   ALL CAP VALUE TRUST B
                                     ------------------------------------------------
                                               2003                     2002
                                     ------------------------------------------------
Units, beginning of period                            694,057                       0
Units issued                                        2,255,105                 787,764
Units redeemed                                       (302,541)                (93,707)
                                     ------------------------------------------------

Units, end of period                                2,646,621                 694,057
                                     ================================================

Unit value                           $12.051359 TO $15.216943  $8.867339 to $9.733648

Net assets, end of period                         $34,137,963              $6,606,814

Investment income ratio*                                 0.12%                   0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%          0.45% to 1.90%

Total return, lowest to highest***            21.66% TO 37.55%     (29.06%) to (22.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             STRATEGIC VALUE TRUST A
                                     -------------------------------------------------------------------------
                                               2003                    2002                     2001
                                     -------------------------------------------------------------------------
Units, beginning of period                         3,696,921               2,681,025                         0
Units issued                                         950,490               2,279,701                 2,850,412
Units redeemed                                    (1,274,460)             (1,263,805)                 (169,387)
                                     -------------------------------------------------------------------------

Units, end of period                               3,372,951               3,696,921                 2,681,025
                                     =========================================================================

Unit value                           $9.560347 TO $10.483095  $7.558594 to $8.279854  $10.571147 to $11.568273

Net assets, end of period                        $32,780,038             $28,348,130               $28,445,090

Investment income ratio*                                0.02%                   0.00%                     0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***           26.36% TO 28.20%     (28.57%) to (27.52%)       (15.43%) to (7.45%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  STRATEGIC VALUE TRUST B
                                     ------------------------------------------------
                                              2003                     2002
                                     ------------------------------------------------
Units, beginning of period                            564,306                       0
Units issued                                        1,057,338                 590,864
Units redeemed                                       (183,945)                (26,558)
                                     ------------------------------------------------

Units, end of period                                1,437,699                 564,306
                                     ================================================

Unit value                           $11.804094 TO $14.958761  $9.325864 to $9.884967

Net assets, end of period                         $17,658,604              $5,487,662

Investment income ratio*                                 0.11%                   0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%          0.45% to 1.90%

Total return, lowest to highest***            19.59% TO 28.10%     (25.39%) to (20.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 UTILITIES TRUST A
                                     ------------------------------------------------------------------------
                                              2003                     2002                     2001
                                     ------------------------------------------------------------------------
Units, beginning of period                         2,405,485               1,662,099                        0
Units issued                                       1,656,904               1,737,008                1,846,094
Units redeemed                                    (1,278,461)               (993,622)                (183,995)
                                     ------------------------------------------------------------------------

Units, end of period                               2,783,928               2,405,485                1,662,099
                                     ========================================================================

Unit value                           $9.162056 TO $10.551871  $6.934069 to $7.977953  $9.234447 to $10.614010

Net assets, end of period                        $25,917,966             $16,927,283              $15,443,876

Investment income ratio*                                1.17%                   0.01%                    0.94%

Expense ratio, lowest to highest**             0.45% TO 1.90%          0.45% to 1.90%           1.40% to 1.90%

Total return, lowest to highest***           32.00% TO 33.92%     (24.99%) to (23.89%)     (26.12%) to (15.09%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       UTILITIES TRUST B
                                     --------------------------------------------------
                                               2003                     2002
                                     --------------------------------------------------
Units, beginning of period                            602,846                         0
Units issued                                        1,019,043                   642,772
Units redeemed                                       (242,378)                  (39,926)
                                     --------------------------------------------------

Units, end of period                                1,379,511                   602,846
                                     ==================================================

Unit value                           $13.222661 TO $15.030005  $10.012642 to $10.952499

Net assets, end of period                         $19,355,929                $6,414,433

Investment income ratio*                                 1.49%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            20.16% TO 33.65%       (19.90%) to (12.38%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                MID CAP VALUE TRUST A
                                     ----------------------------------------------------------------------------
                                              2003                       2002                     2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                         13,412,921                 5,472,993                         0
Units issued                                        5,004,204                12,133,178                 6,029,159
Units redeemed                                     (5,335,404)               (4,193,250)                 (556,166)
                                     ----------------------------------------------------------------------------

Units, end of period                               13,081,721                13,412,921                 5,472,993
                                     ============================================================================

Unit value                           $14.057453 TO $14.573841  $11.417401 to $11.678238  $12.932106 to $13.049955

Net assets, end of period                        $185,295,774              $153,879,553               $70,920,450

Investment income ratio*                                 0.41%                     0.00%                     0.49%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***            23.00% TO 24.79%       (11.80%) to (10.51%)           3.46% to 4.40%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    MID CAP VALUE TRUST B
                                     --------------------------------------------------
                                               2003                      2002
                                     --------------------------------------------------
Units, beginning of period                          5,026,567                         0
Units issued                                        6,236,058                 5,296,863
Units redeemed                                       (936,679)                 (270,296)
                                     --------------------------------------------------

Units, end of period                               10,325,946                 5,026,567
                                     ==================================================

Unit value                           $13.284836 TO $15.607730  $10.819828 to $11.425215

Net assets, end of period                        $139,572,333               $54,988,401

Investment income ratio*                                 0.54%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            22.78% TO 25.03%        (13.44%) to (8.60%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              FUNDAMENTAL VALUE TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                     2001
                                     --------------------------------------------------------------------------
Units, beginning of period                         13,514,874               7,753,409                         0
Units issued                                        2,295,081               8,580,308                 8,181,898
Units redeemed                                     (2,610,577)             (2,818,843)                 (428,489)
                                     --------------------------------------------------------------------------

Units, end of period                               13,199,378              13,514,874                 7,753,409
                                     ==========================================================================

Unit value                           $12.162388 TO $12.694757  $9.537531 to $9.945065  $11.588922 to $12.072032

Net assets, end of period                        $162,347,218            $130,027,860               $90,187,236

Investment income ratio*                                 0.28%                   0.10%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***            27.39% TO 29.25%     (17.78%) to (16.58%)        (7.29%) to (3.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  FUNDAMENTAL VALUE TRUST B
                                     --------------------------------------------------
                                              2003                       2002
                                     --------------------------------------------------
Units, beginning of period                          4,058,964                         0
Units issued                                        5,010,895                 4,200,434
Units redeemed                                       (561,264)                 (141,470)
                                     --------------------------------------------------

Units, end of period                                8,508,595                 4,058,964
                                     ==================================================

Unit value                           $13.395703 TO $15.386843  $10.536441 to $10.634130

Net assets, end of period                        $114,784,432               $42,897,307

Investment income ratio*                                 0.38%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            23.01% TO 28.99%       (15.71%) to (14.93%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          EMERGING GROWTH              NATURAL RESOURCES             MID CAP CORE
                                              TRUST B                       TRUST B                    TRUST B
                                      ------------------------      ------------------------   ------------------------
                                               2003                          2003                       2003
                                      ------------------------      ------------------------   ------------------------
Units, beginning of period                                   0                             0                          0
Units issued                                           331,546                     1,721,831                  1,123,292
Units redeemed                                         (99,203)                     (206,418)                   (48,898)
                                      ------------------------      ------------------------   ------------------------

Units, end of period                                   232,343                     1,515,413                  1,074,394
                                      ========================      ========================   ========================

Unit value                            $16.116569 TO $16.286591      $17.739809 TO $17.926997   $15.095447 TO $15.254859

Net assets, end of period                           $3,757,839                   $26,966,539                $16,268,884

Investment income ratio*                                  0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                0.45% TO 2.05%             0.45% TO 2.05%

Total return, lowest to highest***             28.93% TO 30.29%              41.87% TO 43.42%           20.76% TO 22.04%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                        QUANTITATIVE ALL CAP            LARGE CAP VALUE         SMALL CAP OPPORTUNITIES
                                             TRUST B                        TRUST B                     TRUST B
                                      ------------------------      ------------------------   ------------------------
                                               2003                          2003                        2003
                                      ------------------------      ------------------------   ------------------------
Units, beginning of period                                   0                             0                          0
Units issued                                            40,053                       504,139                    946,956
Units redeemed                                          (2,026)                     (147,343)                   (85,322)
                                      ------------------------      ------------------------   ------------------------

Units, end of period                                    38,027                       356,796                    861,634
                                      ========================      ========================   ========================

Unit value                            $15.339873 TO $15.501820      $15.722930 TO $15.888873   $17.246575 TO $17.428487

Net assets, end of period                             $585,046                    $5,627,747                 14,904,275

Investment income ratio*                                  0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                0.45% TO 2.05%             0.45% TO 2.05%

Total return, lowest to highest***             22.28% TO 24.01%              25.54% TO 27.11%           37.81% TO 39.43%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           SPECIAL VALUE                REAL RETURN BOND        GREAT COMPANIES AMERICA
                                              TRUST B                       TRUST B                     TRUST B
                                      ------------------------      ------------------------   ------------------------
                                               2003                          2003                        2003
                                      ------------------------      ------------------------   ------------------------
Units, beginning of period                                   0                             0                          0
Units issued                                           156,879                     5,981,698                     41,017
Units redeemed                                         (35,162)                   (1,047,479)                    (1,243)
                                      ------------------------      ------------------------   ------------------------

Units, end of period                                   121,717                     4,934,219                     39,774
                                      ========================      ========================   ========================

Unit value                            $15.588845 TO $15.753409      $12.924535 TO $13.061280   $13.892531 TO $13.983394

Net assets, end of period                           $1,903,124                   $63,957,704                   $553,555

Investment income ratio*                                  0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                0.45% TO 2.05%             0.45% TO 2.05%

Total return, lowest to highest***             24.71% TO 26.03%                2.46% TO 4.49%           11.14% TO 11.87%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  AMERICAN BLUE-CHIP
                                       AMERICAN INTERNATIONAL           AMERICAN GROWTH             INCOME & GROWTH
                                              TRUST B                      TRUST B                     TRUST B
                                      ------------------------      ------------------------   ------------------------
                                               2003                         2003                        2003
                                      ------------------------      ------------------------   ------------------------
Units, beginning of period                                   0                             0                          0
Units issued                                         4,335,560                    17,406,701                  5,669,861
Units redeemed                                        (583,665)                     (601,591)                  (168,317)
                                      ------------------------      ------------------------   ------------------------

Units, end of period                                 3,751,895                    16,805,110                  5,501,544
                                      ========================      ========================   ========================

Unit value                            $16.437377 TO $16.610885      $15.204047 TO $15.364552   $15.233642 TO $15.394465

Net assets, end of period                          $61,859,052                  $256,281,247                $84,056,664

Investment income ratio*                                  0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                0.45% TO 2.05%             0.45% TO 2.05%

Total return, lowest to highest***             30.62% TO 32.89%              21.63% TO 22.92%           21.73% TO 23.16%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                      AMERICAN GROWTH-INCOME
                                             TRUST B                       SCUDDER 21ST CENTURY GROWTH TRUST B
                                      ------------------------      ---------------------------------------------------
                                              2003                           2003                       2002
                                      ------------------------      ---------------------------------------------------
Units, beginning of period                                   0                        11,722                          0
Units issued                                        11,585,190                       315,264                     11,768
Units redeemed                                        (339,423)                      (21,765)                       (46)
                                      ------------------------      ------------------------   ------------------------

Units, end of period                                11,245,767                       305,221                     11,722
                                      ========================      ========================   ========================

Unit value                            $15.322435 TO $15.484195      $14.926068 TO $17.573287   $13.651655 to $13.667541

Net assets, end of period                         $172,840,512                    $5,338,000                   $160,185

Investment income ratio*                                  0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***             22.15% TO 23.87%              19.41% TO 28.58%             9.21% to 9.34%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER CAPITAL GROWTH TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   33,637                            0
Units issued                                                796,945                       33,649
Units redeemed                                              (59,983)                         (12)
                                           -----------------------------------------------------

Units, end of period                                        770,599                       33,637
                                           =====================================================

Unit value                                 $14.535228 TO $17.056831     $13.656079 to $13.671980

Net assets, end of period                               $13,098,059                     $459,792

Investment income ratio*                                       0.13%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  16.28% TO 24.76%               9.25% to 9.38%

                                                    SCUDDER GLOBAL DISCOVERY TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                    9,992                            0
Units issued                                                330,022                       10,008
Units redeemed                                              (28,006)                         (16)
                                           -----------------------------------------------------

Units, end of period                                        312,008                        9,992
                                           =====================================================

Unit value                                 $17.105940 TO $21.024402     $14.314791 to $14.331432

Net assets, end of period                                $6,486,947                     $143,147

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  36.85% TO 46.70%             14.52% to 14.65%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER GROWTH & INCOME TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   21,020                            0
Units issued                                                542,400                       21,020
Units redeemed                                              (40,231)                           0
                                           -----------------------------------------------------

Units, end of period                                        523,189                       21,020
                                           =====================================================

Unit value                                 $14.671334 TO $17.064795     $13.658976 to $13.674880

Net assets, end of period                                $8,843,843                     $287,330

Investment income ratio*                                       0.56%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  17.37% TO 24.79%               9.27% to 9.40%

                                                     SCUDDER HEALTH SCIENCES TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   24,517                            0
Units issued                                                557,024                       24,546
Units redeemed                                              (33,638)                         (29)
                                           -----------------------------------------------------

Units, end of period                                        547,903                       24,517
                                           =====================================================

Unit value                                 $14.851180 TO $17.119230     $13.016994 to $13.032160

Net assets, end of period                                $9,317,711                     $319,405

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  18.81% TO 31.36%               4.14% to 4.26%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER INTERNATIONAL TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   41,198                            0
Units issued                                                693,148                       43,594
Units redeemed                                              (56,964)                      (2,396)
                                           -----------------------------------------------------

Units, end of period                                        677,382                       41,198
                                           =====================================================

Unit value                                 $15.706761 TO $16.777081     $13.326481 to $13.341991

Net assets, end of period                               $11,323,108                     $549,487

Investment income ratio*                                       0.42%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  25.12% TO 25.82%               6.61% to 6.74%

                                                      SCUDDER AGGRESSIVE GROWTH TRUST B
                                           -----------------------------------------------------
                                                     2003                       2002
                                           -----------------------------------------------------
Units, beginning of period                                    5,538                            0
Units issued                                                160,631                        5,545
Units redeemed                                              (20,274)                          (7)
                                           -----------------------------------------------------

Units, end of period                                        145,895                        5,538
                                           =====================================================

Unit value                                 $15.127128 TO $19.386626     $14.717109 to $14.734222

Net assets, end of period                                $2,799,825                      $81,574

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  21.02% TO 31.58%             17.74% to 17.87%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER BLUE CHIP TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   28,345                            0
Units issued                                                828,691                       28,345
Units redeemed                                              (25,902)                           0
                                           -----------------------------------------------------

Units, end of period                                        831,134                       28,345
                                           =====================================================

Unit value                                 $15.002953 TO $16.854301     $13.467503 to $13.483188

Net assets, end of period                               $13,944,698                     $382,093

Investment income ratio*                                       0.14%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  20.02% TO 25.00%               7.74% to 7.87%

                                                     SCUDDER CONTARIAN VALUE TRUST B
                                           -----------------------------------------------------
                                                    2003                         2002
                                           -----------------------------------------------------
Units, beginning of period                                   35,962                            0
Units issued                                                792,070                       35,973
Units redeemed                                              (29,497)                         (11)
                                           -----------------------------------------------------

Units, end of period                                        798,535                       35,962
                                           =====================================================

Unit value                                 $15.482726 TO $18.256976     $13.989593 to $14.005872

Net assets, end of period                               $14,514,037                     $503,424

Investment income ratio*                                       0.75%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  23.86% TO 30.35%             11.92% to 12.05%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER GLOBAL BLUE CHIP TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   14,519                            0
Units issued                                                295,543                       14,544
Units redeemed                                              (18,152)                         (25)
                                           -----------------------------------------------------

Units, end of period                                        291,910                       14,519
                                           =====================================================

Unit value                                 $15.863150 TO $17.328288     $13.610021 to $13.625858

Net assets, end of period                                $5,041,675                     $197,818

Investment income ratio*                                       0.06%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  26.54% TO 27.17%               8.88% to 9.01%

                                                  SCUDDER GOVERNMENT SECURITIES TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                  213,945                            0
Units issued                                              4,921,859                      216,284
Units redeemed                                           (2,420,426)                      (2,339)
                                           -----------------------------------------------------

Units, end of period                                      2,715,378                      213,945
                                           =====================================================

Unit value                                 $12.441999 TO $12.668989     $12.602109 to $12.616785

Net assets, end of period                               $34,318,343                   $2,698,159

Investment income ratio*                                       2.48%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  (0.46%) TO 0.41%               0.82% to 0.93%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        SCUDDER GROWTH TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                    9,501                            0
Units issued                                                382,687                        9,507
Units redeemed                                              (39,511)                          (6)
                                           -----------------------------------------------------

Units, end of period                                        352,677                        9,501
                                           =====================================================

Unit value                                 $14.286326 TO $16.748311     $13.659883 to $13.675788

Net assets, end of period                                $5,862,383                     $129,834

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  14.29% TO 22.47%               9.28% to 9.41%

                                                       SCUDDER HIGH INCOME TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   73,196                            0
Units issued                                              2,106,247                       75,768
Units redeemed                                             (228,100)                      (2,572)
                                           -----------------------------------------------------

Units, end of period                                      1,951,343                       73,196
                                           =====================================================

Unit value                                 $13.792324 TO $16.264897     $13.270938 to $13.286385

Net assets, end of period                               $31,510,877                     $972,071

Investment income ratio*                                       3.70%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  10.34% TO 22.42%               6.17% to 6.29%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              SCUDDER INTERNATIONAL SELECT EQUITY TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   23,770                            0
Units issued                                                874,995                       23,833
Units redeemed                                              (41,440)                         (63)
                                           -----------------------------------------------------

Units, end of period                                        857,325                       23,770
                                           =====================================================

Unit value                                 $16.069136 TO $17.295376     $13.535953 to $13.551701

Net assets, end of period                               $14,774,360                     $322,043

Investment income ratio*                                       0.59%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  26.99% TO 28.72%               8.29% to 8.41%

                                                      SCUDDER FIXED INCOME TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                  120,555                            0
Units issued                                              3,388,234                      121,410
Units redeemed                                             (465,033)                        (855)
                                           -----------------------------------------------------

Units, end of period                                      3,043,756                      120,555
                                           =====================================================

Unit value                                 $12.613118 TO $13.078606     $12.645718 to $12.660448

Net assets, end of period                               $39,706,413                   $1,525,858

Investment income ratio*                                       1.74%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                    0.90% TO 3.30%               1.17% to 1.28%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     SCUDDER MONEY MARKET TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                  214,724                            0
Units issued                                              6,168,615                      266,585
Units redeemed                                           (2,625,657)                     (51,861)
                                           -----------------------------------------------------

Units, end of period                                      3,757,682                      214,724
                                           =====================================================

Unit value                                 $12.295779 TO $12.371821     $12.479151 to $12.493692

Net assets, end of period                               $46,360,033                   $2,680,650

Investment income ratio*                                       0.29%                        0.19%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                 (1.47%) TO (0.98%)           (0.17%) to (0.05%)

                                                    SCUDDER SMALL CAP GROWTH TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   31,535                            0
Units issued                                                701,285                       31,537
Units redeemed                                              (26,952)                          (2)
                                           -----------------------------------------------------

                                                            705,868                       31,535
Units, end of period                       =====================================================

                                           $14.955892 TO $18.619291     $14.232268 to $14.248827
Unit value
                                                        $13,028,627                     $449,216
Net assets, end of period
                                                               0.00%                        0.00%
Investment income ratio*
                                                      1.40% TO 2.05%               1.40% to 1.90%
Expense ratio, lowest to highest**
                                                    19.65% TO 30.67%             13.86% to 13.99%
Total return, lowest to highest***

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER TECHNOLOGY GROWTH TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   19,604                            0
Units issued                                                394,337                       19,614
Units redeemed                                              (21,502)                         (10)
                                           -----------------------------------------------------

Units, end of period                                        392,439                       19,604
                                           =====================================================

Unit value                                 $16.054894 TO $22.667138     $15.706222 to $15.724471

Net assets, end of period                                $8,737,053                     $308,157

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  28.44% TO 44.15%             25.65% to 25.80%

                                                      SCUDDER TOTAL RETURN TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   60,822                            0
Units issued                                              1,255,034                       60,831
Units redeemed                                             (157,566)                          (9)
                                           -----------------------------------------------------

Units, end of period                                      1,158,290                       60,822
                                           =====================================================

Unit value                                 $13.741888 TO $15.287760     $13.172728 to $13.188068

Net assets, end of period                               $17,619,213                     $801,710

Investment income ratio*                                       1.29%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                   9.94% TO 15.92%               5.38% to 5.50%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SCUDDER DAVIS VENTURE VALUE TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   47,999                            0
Units issued                                              1,371,912                       48,110
Units redeemed                                              (42,867)                        (111)
                                           -----------------------------------------------------

Units, end of period                                      1,377,044                       47,999
                                           =====================================================

Unit value                                 $15.326777 TO $17.998252     $14.086566 to $14.102955

Net assets, end of period                               $24,648,088                     $676,768

Investment income ratio*                                       0.15%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  22.61% TO 27.62%             12.69% to 12.82%

                                                SCUDDER DREMAN FINANCIAL SERVICES TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   26,561                            0
Units issued                                                441,491                       26,567
Units redeemed                                              (20,578)                          (6)
                                           -----------------------------------------------------

Units, end of period                                        447,474                       26,561
                                           =====================================================

Unit value                                 $14.514166 TO $18.402350     $14.593659 to $14.610637

Net assets, end of period                                $8,170,822                     $387,948

Investment income ratio*                                       0.66%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  16.11% TO 25.95%             16.75% to 16.89

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               SCUDDER DREMAN HIGH RETURN EQUITY TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                  150,160                            0
Units issued                                              3,153,321                      150,953
Units redeemed                                             (111,211)                        (793)
                                           -----------------------------------------------------

Units, end of period                                      3,192,270                      150,160
                                           =====================================================

Unit value                                 $15.744807 TO $18.897440     $14.557921 to $14.575850

Net assets, end of period                               $59,965,899                   $2,187,952

Investment income ratio*                                       0.80%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  25.96% TO 29.66%             16.46% to 16.60%

                                                 SCUDDER DREMAN SMALL CAP VALUE TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   84,035                            0
Units issued                                              1,490,955                       84,179
Units redeemed                                              (92,916)                        (144)
                                           -----------------------------------------------------

Units, end of period                                      1,482,074                       84,035
                                           =====================================================

Unit value                                 $16.516165 TO $19.073169     $13.639007 to $13.654885

Net assets, end of period                               $28,118,023                   $1,147,151

Investment income ratio*                                       0.43%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  32.13% TO 39.68%               9.11% to 9.24%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              SCUDDER EAGLE FOCUSED LARGE CAP GROWTH TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   32,567                            0
Units issued                                                731,686                       32,647
Units redeemed                                              (34,099)                         (80)
                                           -----------------------------------------------------

Units, end of period                                        730,154                       32,567
                                           =====================================================

Unit value                                 $14.472620 TO $17.022514     $13.669256 to $13.685173

Net assets, end of period                               $12,395,938                     $445,580

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  15.78% TO 24.39%               9.35% to 9.48%

                                                  SCUDDER FOCUS VALUE & GROWTH TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   26,639                            0
Units issued                                                330,978                       26,750
Units redeemed                                              (37,309)                        (111)
                                           -----------------------------------------------------

Units, end of period                                        320,308                       26,639
                                           =====================================================

Unit value                                 $15.191043 TO $18.456762     $14.132584 to $14.149028

Net assets, end of period                                $5,885,722                     $376,746

Investment income ratio*                                       0.62%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  21.53% TO 30.45%             13.06% to 13.19%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER INDEX 500 TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   82,467                            0
Units issued                                              1,903,764                       84,389
Units redeemed                                             (290,397)                      (1,922)
                                           -----------------------------------------------------

Units, end of period                                      1,695,834                       82,467
                                           =====================================================

Unit value                                 $14.892595 TO $17.626575     $13.995178 to $14.011463

Net assets, end of period                               $29,666,525                   $1,154,883

Investment income ratio*                                       0.39%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  19.14% TO 25.80%             11.96% to 12.09%

                                                 SCUDDER INVESCO DYNAMIC GROWTH TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                    6,564                            0
Units issued                                                219,697                        6,565
Units redeemed                                              (13,606)                          (1)
                                           -----------------------------------------------------

Units, end of period                                        212,655                        6,564
                                           =====================================================

Unit value                                 $15.458597 TO $19.213671     $14.388700 to $14.405433

Net assets, end of period                                $4,056,919                      $94,543

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  23.67% TO 33.38%             15.11% to 15.24%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 SCUDDER JANUS GROWTH & INCOME TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   27,965                            0
Units issued                                                772,628                       28,010
Units redeemed                                              (30,102)                         (45)
                                           -----------------------------------------------------

Units, end of period                                        770,491                       27,965
                                           =====================================================

Unit value                                 $14.420970 TO $16.618620     $13.524537 to $13.540286

Net assets, end of period                               $12,737,216                     $378,535

Investment income ratio*                                       0.21%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  15.37% TO 22.22%               8.20% to 8.32%

                                               SCUDDER JANUS GROWTH OPPORTUNITIES TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   12,420                            0
Units issued                                                325,676                       12,420
Units redeemed                                              (37,074)                           0
                                           -----------------------------------------------------

Units, end of period                                        301,022                       12,420
                                           =====================================================

Unit value                                 $14.554111 TO $17.251027     $13.841733 to $13.857843

Net assets, end of period                                $5,149,297                     $172,031

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  16.43% TO 24.49%             10.73% to 10.86%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            SCUDDER MFS STRATEGIC VALUE TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                            23,460                          0
Units issued                                         573,680                     23,469
Units redeemed                                       (16,722)                        (9)
                                    ------------------------   ------------------------

Units, end of period                                 580,418                     23,460
                                    ========================   ========================

Unit value                          $14.933894 TO $18.062460   $14.480405 to $14.497241

Net assets, end of period                        $10,393,987                   $340,021

Investment income ratio*                                0.11%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           19.47% TO 24.59%           15.84% to 15.98%

                                            SCUDDER OAK STRATEGIC EQUITY TRUST B
                                    ----------------------------------------------------
                                              2003                        2002
                                    ----------------------------------------------------
Units, beginning of period                            22,947                           0
Units issued                                         416,659                      23,037
Units redeemed                                       (27,036)                        (90)
                                    ------------------------    ------------------------

Units, end of period                                 412,570                      22,947
                                    ========================    ========================

Unit value                          $15.715414 TO $22.558419    $15.321982 to $15.339790

Net assets, end of period                         $9,133,675                    $351,881

Investment income ratio*                                0.00%                       0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%              1.40% to 1.90%

Total return, lowest to highest***           25.72% TO 47.06%            22.58% to 22.72%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           SCUDDER TURNER MID CAP GROWTH TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                            41,201                          0
Units issued                                         598,650                     42,331
Units redeemed                                       (57,698)                    (1,130)
                                    ------------------------   ------------------------

Units, end of period                                 582,153                     41,201
                                    ========================   ========================

Unit value                          $16.394608 TO $20.415849   $13.965366 to $13.981623

Net assets, end of period                        $11,792,656                   $575,949

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           31.16% TO 46.02%           11.72% to 11.85%

                                      SCUDDER REAL ESTATE       SCUDDER STRATEGIC INCOME
                                             TRUST B                     TRUST B
                                    ----------------------------------------------------
                                              2003                        2002
                                    ----------------------------------------------------
Units, beginning of period                                 0                           0
Units issued                                         421,703                     607,519
Units redeemed                                       (25,944)                   (110,751)
                                    ------------------------    ------------------------

Units, end of period                                 395,759                     496,768
                                    ========================    ========================

Unit value                          $15.222660 TO $15.287771    $12.665919 TO $12.720176

Net assets, end of period                         $6,042,591                  $6,309,666

Investment income ratio*                                0.00%                       0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%              1.40% TO 2.05%

Total return, lowest to highest***           21.78% TO 22.30%              1.33% TO 1.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              ALGER AMERICAN BALANCED TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                            37,852                          0
Units issued                                       1,722,857                     37,865
Units redeemed                                      (100,061)                       (13)
                                    ------------------------   ------------------------

Units, end of period                               1,660,648                     37,852
                                    ========================   ========================

Unit value                          $13.845925 TO $14.992568   $12.790498 to $12.805399

Net assets, end of period                        $24,827,104                   $484,514

Investment income ratio*                                1.79%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           10.77% TO 17.08%             2.32% to 2.44%

                                          ALGER AMERICAN LEVERAGED ALL CAP TRUST B
                                    ----------------------------------------------------
                                              2003                        2002
                                    ----------------------------------------------------
Units, beginning of period                            19,679                           0
Units issued                                         364,953                      19,679
Units redeemed                                       (33,812)                          0
                                    ------------------------    ------------------------

Units, end of period                                 350,820                      19,679
                                    ========================    ========================

Unit value                          $14.654864 TO $16.724725    $12.620485 to $12.635201

Net assets, end of period                         $5,846,652                    $248,601

Investment income ratio*                                0.00%                       0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%              1.40% to 1.90%

Total return, lowest to highest***           17.24% TO 32.37%              0.96% to 1.08%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          CREDIT SUISSE EMERGING MARKETS TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                             6,740                          0
Units issued                                         290,075                      6,767
Units redeemed                                       (16,105)                       (27)
                                    ------------------------   ------------------------

Units, end of period                                 280,710                      6,740
                                    ========================   ========================

Unit value                          $17.740227 TO $18.803321   $13.330249 to $13.345774

Net assets, end of period                         $5,263,811                    $89,915

Investment income ratio*                                0.00%                      0.33%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           40.19% TO 42.11%             6.64% to 6.77%

                                      CREDIT SUISSE GLOBAL POST VENTURE CAPITAL TRUST B
                                    ----------------------------------------------------
                                              2003                        2002
                                    ----------------------------------------------------
Units, beginning of period                             2,073                           0
Units issued                                          62,178                       2,102
Units redeemed                                        (3,083)                        (29)
                                    ------------------------    ------------------------

Units, end of period                                  61,168                       2,073
                                    ========================    ========================

Unit value                          $17.215287 TO $19.746145    $13.545468 to $13.561223

Net assets, end of period                         $1,194,436                     $28,096

Investment income ratio*                                0.00%                       0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%              1.40% to 1.90%

Total return, lowest to highest***           37.72% TO 45.61%              8.36% to 8.49%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                        DREYFUS SOCIALLY RESPONSIBLE GROWTH TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                             6,758                          0
Units issued                                         104,818                      6,758
Units redeemed                                        (4,045)                         0
                                    ------------------------   ------------------------

Units, end of period                                 107,531                      6,758
                                    ========================   ========================
Unit value                          $14.681750 TO $17.074978   $13.753582 to $13.769592

Net assets, end of period                         $1,829,240                    $93,034

Investment income ratio*                                0.00%                      0.04%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           17.45% TO 24.01%           10.03% to 10.16%

                                              DREYFUS IP MIDCAP STOCK TRUST B
                                    ----------------------------------------------------
                                              2003                        2002
                                    ----------------------------------------------------
Units, beginning of period                            52,181                           0
Units issued                                       1,304,972                      52,195
Units redeemed                                       (59,121)                        (14)
                                    ------------------------    ------------------------

Units, end of period                               1,298,032                      52,181
                                    ========================    ========================
Unit value                          $15.394109 TO $17.952346    $13.830261 to $13.846357

Net assets, end of period                        $23,164,657                    $722,337

Investment income ratio*                                0.35%                       0.52%

Expense ratio, lowest to highest**             1.40% TO 2.05%              1.40% to 1.90%

Total return, lowest to highest***           23.15% TO 29.65%            10.64% to 10.77%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  INVESCO UTILITIES TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                             8,265                          0
Units issued                                         205,159                      8,326
Units redeemed                                       (12,329)                       (61)
                                    ------------------------   ------------------------

Units, end of period                                 201,095                      8,265
                                    ========================   ========================

Unit value                          $14.422808 TO $15.936457   $13.741494 to $13.757466

Net assets, end of period                         $3,186,787                   $113,677

Investment income ratio*                                2.40%                      1.66%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           15.26% TO 15.84%            9.93% to 10.06%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              BASIC VALUE FOCUS TRUST A
                                    ------------------------------------------------------------------------------
                                              2003                       2002                       2001
                                    ------------------------------------------------------------------------------
Units, beginning of period                         2,182,671                 2,399,210                   1,796,604
Units issued                                          40,419                   210,089                     876,414
Units redeemed                                      (340,762)                 (426,628)                   (273,808)
                                    ------------------------   -----------------------    ------------------------

Units, end of period                               1,882,328                 2,182,671                   2,399,210
                                    ========================   =======================    ========================

Unit value                          $12.824848 TO $24.538470   $9.813837 to $18.702483    $12.170082 to $23.100090

Net assets, end of period                        $38,154,407               $33,520,594                 $46,017,149

Investment income ratio*                                0.96%                     0.82%                       0.94%

Expense ratio, lowest to highest**             1.40% TO 1.90%            1.40% to 1.90%              1.40% to 1.80%

Total return, lowest to highest***           30.55% TO 31.20%       (19.44%) to (19.04%)           (2.64%) to 2.60%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             SMALL CAP VALUE FOCUS TRUST A
                                    ------------------------------------------------------------------------------
                                              2003                       2002                       2001
                                    ------------------------------------------------------------------------------
Units, beginning of period                           763,759                   931,674                     395,994
Units issued                                          12,641                   128,495                     704,306
Units redeemed                                      (177,712)                 (296,410)                   (168,626)
                                    ------------------------   -----------------------    ------------------------

Units, end of period                                 598,688                   763,759                     931,674
                                    ========================   =======================    ========================

Unit value                          $13.865460 TO $51.386913   $9.907923 to $36.537044    $13.273185 to $48.661734

Net assets, end of period                        $18,310,540               $16,174,763                 $25,709,704

Investment income ratio*                                0.00%                     0.37%                       0.20%

Expense ratio, lowest to highest**             1.40% TO 1.90%            1.40% to 1.90%              1.40% to 1.80%

Total return, lowest to highest***           39.94% TO 40.64%       (25.29%) to (24.92%)            6.19% to 27.86%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       DEVELOPING CAPITAL MARKETS FOCUS TRUST A
                                    ------------------------------------------------------------------------------
                                              2003                       2002                       2001
                                    ------------------------------------------------------------------------------
Units, beginning of period                          199,327                    211,987                    265,102
Units issued                                          4,994                     29,560                     38,711
Units redeemed                                     (204,321)                   (42,220)                   (91,826)
                                    ------------------------   -----------------------    ------------------------

Units, end of period                                      0                    199,327                    211,987
                                    ========================   =======================    ========================

Unit value                          $8.963022 TO $15.892669    $6.462827 to $11.490081    $7.305149 to $11.316501

Net assets, end of period                                $0                 $1,371,757                 $1,672,277

Investment income ratio*                               1.92%                      0.23%                      0.74%

Expense ratio, lowest to highest**            1.40% TO 1.90%             1.40% to 1.90%             1.40% to 1.80%

Total return, lowest to highest***          38.07% TO 38.69%        (11.97%) to (11.53%)         (9.63%) to (0.11%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    GLOBAL ALLOCATION TRUST B
                                    -------------------------
                                              2003
                                    -------------------------
Units, beginning of period                                0
Units issued                                        178,734
Units redeemed                                       (2,689)
                                    -----------------------

Units, end of period                                176,045
                                    =======================

Unit value                          $9.676396 TO $17.151964

Net assets, end of period                        $1,798,198

Investment income ratio*                               2.67%

Expense ratio, lowest to highest**            1.40% TO 1.90%

Total return, lowest to highest***            7.90% TO 7.96%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.